SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, D.C.  20549

                                 FORM N-1A
                                              File No. 2-95928
                                              File No. 811-4547

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            X

Pre-Effective Amendment No.
                            -------
Post-Effective Amendment No.   33                                    X
                            -------
                              AND
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X


Amendment No.   33
             ------

                    VOYAGEUR MUTUAL FUNDS III, INC
--------------------------------------------------------------------------
           (Exact Name of Registrant as Specified in Charter)

          1818 Market Street, Philadelphia, Pennsylvania 19103
--------------------------------------------------------------------------
           (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:         (215) 255-2923
                                                         -----------------
George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------
                (Name and Address of Agent for Service)

Approximate Date of Public Offering:                         June 29, 1998
                                                          ----------------
It is proposed that this filing will become effective:

                  immediately upon filing pursuant to paragraph (b)
-----------------
         X        on June 29, 1998 pursuant to paragraph (b)
-----------------
                  60 days after filing pursuant to paragraph (a)(1)
-----------------
                  on (date) pursuant to paragraph (a)(1)
-----------------
                  75 days after filing pursuant to paragraph (a)(2)
-----------------
                  on (date) pursuant to paragraph (a)(2) of Rule 485
-----------------


              Title of Securities Being Registered
              ------------------------------------
Tax-Efficient Equity Fund A Class, Tax-Efficient Equity Fund B Class, Tax-Efficient Equity Fund C Class, Tax-Efficient Equity Fund Institutional Class, Aggressive Growth Fund A Class, Aggressive Growth Fund B Class, Aggressive Growth Fund C Class, Aggressive Growth Fund Institutional Class, Growth Stock Fund A Class, Growth Stock Fund B Class, Growth Stock Fund C Class, Growth Stock Fund Institutional Class

                    --- C O N T E N T S ---

This Post-Effective Amendment No. 33 to Registration File No.
2-95928 includes the following:

1.   Facing Page

2.   Contents Page

3.   Cross-Reference Sheet

4.   Part A - Prospectuses

5.   Part B - Statement of Additional Information

6.   Part C - Other Information

7.   Signatures


                        CROSS-REFERENCE SHEET
                               PART A

Item No.
Description         Location in Prospectus
                    -----------------------
                    Tax-Efficient Equity Fund
                    A Class
                    B Class                   Institutional
                    C Class                   Class

1 Cover Page        Cover                     Cover

2 Synopsis          Synopsis; Summary         Synopsis; Summary
                    of Expenses               of Expenses

3 Condensed
  Financial
  Information       Financial Highlights      Financial Highlights

4 General
  Description of
  Registrant        Investment Objective      Investment Objective
                    and Policies; Classes     and Policies; Classes
                    of Shares                 of Shares

5 Management of
  the Fund          Management of             Management of
                    the Fund                  the Fund

6 Capital Stock
  and Other
  Securities        The Delaware              Dividends and
                    Difference; Dividends     Distributions;
                    and Distributions;        Taxes; Classes
                    Taxes; Classes            of Shares
                    of Shares

7 Purchase of
  Securities Being
  Offered          Cover; How to Buy          Cover; How to Buy
                   Shares; Calculation of     Shares; Calculation
                   Offering Price and Net     of Net Asset Value
                   Asset Value Per Share;     Per Share; Management
                   Management of the Fund     of the Fund

8 Redemption or
  Repurchase       How to Buy Shares;         How to Buy Shares;
                   Redemption and             Redemption and
                   Exchange                   Exchange

9 Legal
  Proceedings      None                       None



                        CROSS-REFERENCE SHEET
                               PART A

Item No.
Description        Location in Prospectus
                   ------------------------
                   Aggressive Growth Fund/
                   Growth Stock Fund
                   A Class
                   B Class                    Institutional
                   C Class                    Class

1 Cover Page       Cover                      Cover

2 Synopsis         Synopsis; Summary          Synopsis; Summary
                   of Expenses                of Expenses

3 Condensed        Financial                  Financial
  Financial        Highlights                 Highlights
  Information


4 General          Investment Objectives      Investment Objectives
  Description      and Policies; Classes      and Policies; Classes
  of Registrant    of Shares                  of Shares

5 Management of    Management of the          Management of the
  the Fund         Funds                      Funds


6 Capital Stock    The Delaware               Dividends and
  and Other        Difference; Dividends      Distributions; Taxes;
  Securities       and Distributions;         Classes of Shares
                   Taxes; Classes of
                   Shares

7 Purchase of      Cover; How to Buy          Cover; How to Buy
  Securities       Shares; Calculation        Shares; Calculation
  Being Offered    of Offering Price          of Net Asset Value
                   and Net Asset Value        Per Share; Management
                   Per Share; Management      of the Funds
                   of the Funds

8 Redemption or    How to Buy Shares;         How to Buy Shares;
  Repurchase       Redemption and             Redemption and
                   Exchange                   Exchange



9 Legal            None                       None
  Proceedings

                     CROSS-REFERENCE SHEET
                             PART B

Item No. Description                Location in Statement of
                                    Additional Information
                                    ----------------------
                                    Aggressive Growth Fund/
                                    Growth Stock Fund/
                                    Tax-Efficient Equity Fund

10 Cover Page                       Cover

11 Table of Contents                Table of Contents

12 General Information
   and History                      General Information

13 Investment Objectives            Investment Policies
   and Policy                       and Restrictions

14 Management of the Registrant     Officers and Directors

15 Control Persons and              Officers and Directors
   Principal Holders
   of Securities

16 Investment Advisory              Officers and Directors;
   and Other Services               Investment Management
                                    Agreements and Sub-Advisory
                                    Agreement; General
                                    Information; Financial
                                    Statements

17 Brokerage Allocation             Trading Practices

18 Capital Stock and                Capitalization and
   Other Securities                 Noncumulative Voting
                                    (under General
                                    Information)

19 Purchase, Redemption             Purchasing Shares; Offering Price
   and Pricing of Securities        Redemption; Exchange
   Being Offered                    Privilege

20 Tax Status                       Taxes

21 Underwriters                     Purchasing Shares

22 Calculation of Performance       Performance Information
   Data

23 Financial Statements             Financial Statements


                    CROSS-REFERENCE SHEET
                           PART C

Item No. Description                Location in Part C


24 Financial Statements             Item 24
   and Exhibits

25 Persons Controlled by            Item 25
   or under Common Control
   with Registrant

26 Number of Holders of Securities  Item 26

27 Indemnification                  Item 27

28 Business and Other               Item 28
   Connections of Investment
   Adviser

29 Principal Underwriters           Item 29

30 Location of Accounts             Item 30
   and Records

31 Management Services              Item 31

32 Undertakings                     Item 32


[GRAPHIC OMITTED: LOGO OF DELAWARE INVESTMENTS
                                           ----------------------------
                                           Philadelphia * London]

                                           A Class

                                           B Class

                                           C Class


TAX-EFFICIENT EQUITY FUND

PROSPECTUS JUNE 29, 1998


TABLE OF CONTENTS

COVER PAGE                                                            1

SYNOPSIS                                                              2

SUMMARY OF EXPENSES                                                   4


FINANCIAL HIGHLIGHTS                                                  6

INVESTMENT OBJECTIVE AND POLICIES

     SUITABILITY                                                      7

     INVESTMENT STRATEGY                                              7

THE DELAWARE DIFFERENCE

     PLANS AND SERVICES                                               9


CLASSES OF SHARES                                                    11

HOW TO BUY SHARES                                                    17

REDEMPTION AND EXCHANGE                                              20

DIVIDENDS AND DISTRIBUTIONS                                          25


TAXES                                                                26


CALCULATION OF OFFERING PRICE AND

     NET ASSET VALUE PER SHARE                                       28

MANAGEMENT OF THE FUND                                               29

OTHER INVESTMENT POLICIES AND

     SPECIAL RISK CONSIDERATIONS                                     32


                1818 MARKET STREET, PHILADELPHIA, PA 19103
                      FOR PROSPECTUS AND PERFORMANCE:
                          NATIONWIDE 800-523-1918


                     INFORMATION ON EXISTING ACCOUNTS:
                            (SHAREHOLDERS ONLY)
                          NATIONWIDE 800-523-1918

                              DEALER SERVICES:
                           (BROKER/DEALERS ONLY)
                          NATIONWIDE 800-362-7500

                  REPRESENTATIVES OF FINANCIAL INSTITUTIONS:
                          NATIONWIDE 800-659-2265

    This Prospectus describes the Tax-Efficient Equity Fund series (the "Fund") of Voyageur Mutual Funds III, Inc. ("Mutual Funds III, Inc."), a professionally-managed mutual fund of the series type. The Fund offers the Tax-Efficient Equity Fund A Class, the Tax-Efficient Equity Fund B Class and the Tax-Efficient Equity Fund C Class. Each class is referred to individually as a "Class" and collectively as the "Classes" or "Class A Shares," Class B Shares" or "Class C Shares."


    The objective of the Fund is to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income. See Investment Objective and Policies.

    This Prospectus sets forth information that you should read and consider before you invest. Please retain it for future reference. The Statement of Additional Information ("Part B") of Mutual Funds III, Inc.'s registration statement dated June 29, 1998, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission ("SEC"). Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above telephone numbers. The Fund's financial statements appear in its Annual Report for the fiscal year ended April 30, 1998, which will accompany any response to requests for Part B. The SEC also maintains a Web site (http://www.sec.gov) that contains Part B, material we incorporated by reference and other information regarding registrants that electronically file with the SEC.


    The Fund also offers Tax-Efficient Equity Fund Institutional Class, which is available for purchase only by certain investors. A prospectus for Tax-Efficient Equity Fund Institutional Class can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above number.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.



SYNOPSIS

INVESTMENT OBJECTIVE


    The investment objective of the Fund is to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income. For further details, see Investment Objective and Policies and Other Investment Policies and Special Risk Considerations.


RISK FACTORS AND SPECIAL CONSIDERATIONS

    As a mutual fund investing primarily in common stocks, the Fund is subject to market risk, that is the possibility that common stock prices will decline over short or even extended periods.


    The Fund has the ability to enter into options and futures transactions. There are risks that result from the use of options and futures and the investor should review the description of these risks in this Prospectus. See Futures and Options under Other Investment Policies and Special Risk Considerations.

    The Fund may invest up to 10% of its total assets directly or indirectly in securities of issuers domiciled in foreign countries. Such investments involve certain risk and opportunity considerations not typically associated with investing in United States companies. See Investment Objective and Policies and Other Investment Policies and Special Risk Considerations.

INVESTMENT MANAGER, DISTRIBUTOR AND TRANSFER AGENT

    Delaware Management Company (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of Mutual Funds III, Inc.'s Board of Directors. The Manager also provides investment management services to certain of the other funds in the Delaware Investments family. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Investments family. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Investments family. See Summary of Expenses and Management of the Fund for further information regarding the Manager and the fees payable under the Fund's Investment Management Agreement.


SALES CHARGES


    The price of Class A Shares includes a maximum front-end sales charge of 4.75% of the offering price. The front-end sales charge is reduced on certain transactions of at least $100,000 but under $1,000,000. For purchases of $1,000,000 or more, the front-end sales charge is eliminated; if a dealer's commission is paid in connection with those sales, a contingent deferred sales charge ("Limited CDSC") of 1% will be imposed if shares are redeemed during the first year after purchase and 0.50% will be imposed if shares are redeemed during the second year after purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange. Class A Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

    Class B Shares are subject to a contingent deferred sales charge ("CDSC") of: (i) 4% if shares are redeemed within two years of purchase;
(ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase. See Deferred Sales Charge Alternative-- Class B Shares and Automatic Conversion of Class B Shares under Classes of Shares.


    The price of Class C Shares is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

    See Classes of Shares and Distribution (12b-1) and Service under Management of the Fund.

PURCHASE AMOUNTS

    Generally, the minimum initial investment in any Class is $1,000. Subsequent investments must generally be at least $100.

    Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B and Class C Shares and generally are not subject to a CDSC. The minimum and maximum purchase amounts for retirement plans may vary. See How to Buy Shares.

REDEMPTION AND EXCHANGE

    Class A Shares of the Fund may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Fund nor the Distributor assesses a charge for redemptions or exchanges of Class A Shares, except for certain redemptions of shares purchased at net asset value, which may be subject to a CDSC if a dealer's commission was paid in connection with such purchases. See Front-End Sales Charge Alternative--Class A Shares under Classes of Shares.

    Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Fund nor the Distributor assesses any charges other than the CDSC for redemptions or exchanges of Class B or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See Redemption and Exchange.

OPEN-END INVESTMENT COMPANY

    Mutual Funds III, Inc., which was organized as a Minnesota corporation in January 1985, is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). The Fund is one of several series of Mutual Funds III, Inc. See Shares under Management of the Fund.


SUMMARY OF EXPENSES

    A general comparison of the sales arrangements and other expenses applicable to Class A, Class B and Class C Shares follows:


                                         CLASS A     CLASS B     CLASS C
  SHAREHOLDER TRANSACTION EXPENSES       SHARES      SHARES      SHARES
------------------------------------------------------------------------
Maximum Sales Charge Imposed
on Purchases (as a percentage
of offering price)                       4.75%         None        None
Maximum Sales Charge Imposed
on Reinvested Dividends (as a
percentage of offering price)             None         None        None
Maximum Contingent Deferred
Sales Charge (as a percentage
of original purchase price or
redemption proceeds,
whichever is lower)                       None 1      4.00% 2     1.00% 3
Redemption Fees                           None 4       None 4      None 4

ANNUAL OPERATING EXPENSES
(AS A PERCENTAGE OF                      CLASS A     CLASS B     CLASS C
AVERAGE DAILY NET ASSETS)                SHARES      SHARES      SHARES
-------------------------------------------------------------------------
Management Fees
(after voluntary waivers)                0.23% 7      0.23% 7     0.23% 7
12b-1 Plan Expenses
(including service fees)                 0.25% 5,6    1.00% 5     1.00% 5
Other Operating Expenses                 0.97% 7      0.97% 7     0.97% 7
                                      --------     --------    --------
Total Operating Expenses
(after voluntary waivers)                1.45% 7      2.20% 7     2.20% 7
                                      ========     ========    ========
  1 Class A purchases of $1 million or more may be made at net asset value. However, if in connection with any such purchase a dealer commission is paid to the financial adviser through whom such purchase is effected, a Limited CDSC of 1% will be imposed on certain redemptions made during the first year after purchase and 0.50% will be imposed on certain redemptions made during the second year after purchase. Additional Class A purchase options involving the imposition of a CDSC may be permitted as described in this Prospectus from time to time. See Contingent Deferred
    Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

  2 Class B Shares of the Fund are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. See Deferred Sales Charge Alternative--Class B Shares under Classes of Shares.

  3 Class C Shares of the Fund are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. See Level
    Sales Charge Alternative--Class C Shares under Classes of
    Shares.

  4 CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.

  5 Class A Shares, Class B Shares and Class C Shares are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). See Distribution (12b-1) and Service under Management of the Fund.

  6 The Distributor has elected voluntarily to waive its right to receive 12b-1 Plan fees with respect to Class A Shares of the Fund to the extent necessary to ensure that 12b-1 Plan expenses for such Class do not exceed 0.25% for the period from February 1, 1998 through December 31, 1998. The Class A Shares 12b-1 Expenses set forth above have been restated to reflect this waiver. In the absence of this waiver and during the period from the commencement of the public offering of Class A Shares of the Fund through December 31, 1998, 12b-1 Plan expenses would have been equal to 0.30% for Class A Shares. See Distribution (12b-1) and Service under Management of the Fund.

  7 The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses (exclusive of 12b-1 Plan expenses, taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, on an annualized basis, 1.20% of the average daily net assets of each Class of the Fund from the commencement of the public offering of Classes through December 31, 1998. Without the Manager's voluntary fee waivers (and the Distributor's voluntary waiver of a portion of the 12b-1 Plan expenses for Class A Shares of the Fund through December 31, 1998), the Total Operating Expenses would have been 1.99%, 2.72% and 2.72%, respectively, for Class A Shares, Class B Shares and Class C Shares of the Fund, including Management Fees of 0.75%.


    For expense information about Tax-Efficient Equity Fund Institutional Class, see the separate prospectus relating to that class.


   Investors utilizing the Asset Planner asset allocation service also typically incur an annual maintenance fee of $35 per Strategy. However, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an Individual Retirement Plan ("IRA") will pay an annual IRA fee of $15 per Social Security number. See Asset Planner in Part B.

    The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming
(1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and (3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable. The following example assumes the voluntary waiver of the management fee by the Manager and the 12b-1 fee by the Distributor as discussed in this Prospectus.




                      ASSUMING REDEMPTION                 ASSUMING NO REDEMPTION
                 1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
                ------  -------  -------  --------  ------  -------  -------  ---------
Class A Shares   $62 1    $91     $123      $213     $62      $91      $123     $213
Class B Shares    62       99      138       234 2    22       69       118      234 2
Class C Shares    32       69      118       253      22       69       118      253

1 Generally, no redemption charge is assessed upon redemption of Class A
  Shares. Under certain circumstances, however, a Limited CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions made within 24 months after purchase. See Contingent
  Deferred Sales Charge for Certain Redemptions of Class A Shares
  Purchased at Net Asset Value under Redemption and Exchange.

2 At the end of approximately eight years after purchase, Class B Shares of the Fund will be automatically converted into Class A Shares of the Fund. The example above assumes conversion of Class B Shares at the end of the eighth year. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed. Information for the ninth and tenth years reflects expenses of the Class A Shares. See Automatic Conversion of Class B Shares under
  Classes of Shares for a description of the automatic conversion feature.


THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE
EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN
THOSE SHOWN.

    The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in any of the Classes will bear directly or indirectly.






FINANCIAL
HIGHLIGHTS

The following financial highlights are derived from the financial statements of Voyageur Mutual Funds III, Inc.--Tax-Efficient Equity Fund and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP, all of which are incorporated by reference into Part B. Further information about the Fund's performance is contained in its Annual Report to shareholders. A copy of the Fund's Annual Report (including the report of Ernst & Young
LLP) may be obtained from the Fund upon request at no charge.



                                                TAX-EFFICIENT EQUITY FUND
                                      Class A Shares  Class B Shares  Class C Shares
                                      --------------  --------------  -------------
                                          PERIOD           PERIOD         PERIOD
                                        6/27/97 1         6/27/97 1      6/27/97 1
                                         THROUGH           THROUGH        THROUGH
                                         4/30/98           4/30/98        4/30/98
Net asset value,
beginning of period                      $ 8.500           $ 8.500       $ 8.500

INCOME FROM INVESTMENT OPERATIONS

Net investment income (loss)               0.010            (0.053)       (0.054)
Net realized and unrealized
    gain on investments                    2.500             2.513         2.514
                                        --------          --------      --------
    Total from investment operations       2.510             2.460         2.460
                                        --------          --------      --------
Net asset value, end of period           $11.010           $10.960       $10.960
                                        ========          ========      ========

TOTAL RETURN                              29.53% 2,5        28.94% 3,5    28.94% 4,5

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period
    (000's omitted)                      $13,898           $ 7,958       $ 2,451
Ratio of expenses to average net assets    1.47%             2.20%         2.20%
Ratio of expenses to average net assets
   prior to expense limitation             1.99%             2.72%         2.72%
Ratio of net investment income (loss)
   to average net assets                   0.13%            (0.60%)       (0.60%)
Ratio of net investment income (loss)
   to average net assets prior to
   expense limitation                     (0.39%)           (1.12%)       (1.12%)
Portfolio turnover                           14%               14%           14%
Average commission rate paid 6           $0.0600           $0.0600       $0.0600

1 Commencement of operations. Ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.

2 Does not reflect any maximum front-end sales charge nor the Limited
  CDSC that varies from 0.50%-1% depending on the holding period for Class
  A Shares, applicable to certain redemptions made within two years after purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value.

3 Does not reflect any CDSC that varies from 1%-4%, depending on the holding period for Class B Shares. See Contingent Deferred Sales
  Charge--Class B Shares and Class C Shares.

4 Does not reflect the CDSC of 1% for Class C Shares for 12 months from the date of purchase. See Contingent Deferred Sales Charge--Class B
  Shares and Class C Shares.

5 Total return reflects expense limitations in effect for the Fund.

6 Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.






INVESTMENT OBJECTIVE
AND POLICIES


   The investment objective of the Fund is to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

SUITABILITY

    The Fund may be suitable for the patient investor interested in long-term capital appreciation. Although the Fund may be appropriate for any investor, it may be especially well suited to the investment needs of high-tax bracket investors, retirement savers and college savers.
Because the Fund is designed to maximize after-tax total return, the Fund may not be suitable for tax-exempt investors. Investors should be willing to accept the risks associated with investments in equity securities issued by domestic and foreign issuers.

                             *   *   *

    Naturally, the Fund cannot assure a specific rate of return or that principal will be protected. The value of the Fund's shares can be expected to move up and down depending upon market conditions.
Consequently, appreciation may be obtained in periods of generally rising markets, while in declining markets, the value of its shares may, of course, decline. For this reason, the Fund is not appropriate for short-term investors. However, through the cautious selection and supervision of its portfolio, the Fund will strive to achieve its objective set forth above.


    Investors should not consider a purchase of shares of the Fund as equivalent to a complete investment program. Delaware Investments includes a family of funds, generally available through registered investment dealers, which may be used together to create a more complete investment program.


INVESTMENT STRATEGY

    In attempting to achieve its investment objective, the Fund under normal circumstances will invest at least 90% of its net assets in a widely diversified portfolio of common stocks, securities convertible into common stocks and instruments whose returns depend upon stock market prices. An emphasis will be placed on lower-dividend or non-dividend paying common stocks of companies which the Manager believes to have superior appreciation potential.

    Investments in securities convertible into common stock will be made on the basis of the common stocks into which such securities are convertible, and not on the basis of the debt ratings of such securities. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities (defined as common stocks and securities convertible into common stocks). The Fund may invest up to 10% of its total assets in foreign securities. See Other Investment
Policies and Special Risk Considerations for additional information.

    Over time, common stock mutual funds generally accumulate capital gains as the securities in their portfolios appreciate. In most cases, the active management of these funds will involve a significant amount of portfolio security trading, leading to the realization of capital gains which will be taxable when distributed to fund shareholders.
Primarily as a result of these taxable capital gains distributions, the after-tax return to a taxable investor in the fund with even moderate portfolio turnover can be substantially lower than the pre-tax return.
The Manager believes that, in order to achieve the best possible after-tax return for taxable investors, investment strategies must be employed which will minimize portfolio turnover and postpone the realization of accrued capital gains.

    Some realization of capital gains will, of course, be inevitable. For example, portfolio securities must be sold as they mature in order to avoid negative growth. In addition, merger and acquisition activities in the marketplace will result in unavoidable sales of portfolio securities. The Manager will attempt to minimize such capital gains to the extent possible by, for example, realizing accrued losses in the portfolio to offset such gains. To help reduce realized capital gains when the sale of appreciated securities is necessary, the Manager will also seek to sell share lots that qualify for long-term capital gains treatment and have the highest cost basis.

    From time to time, the Manager may also employ a trading strategy which involves the use of options, futures contracts and other derivative products to hedge against anticipated market movements, rather than a more traditional strategy that would involve the purchase and sale of portfolio securities in anticipation of such movements. For example, using a more traditional trading strategy, if an investment adviser anticipated a market decline with respect to a particular group of portfolio stocks with significant unrealized gains, the adviser would sell the stocks, realize any gains and make a taxable distribution of such gains to shareholders. If market prices fall as anticipated, the fund will have avoided capital losses as a result of the fall in prices, but the fund will have incurred trading costs and investors will be taxed on the realized capital gains. In the event market prices rise, trading costs and tax consequences will be the same; however, the fund will have lost the opportunity to participate in the rising prices.
Using the tax-sensitive trading strategy which the Manager intends to employ, rather than sell the Fund's portfolio securities, the Manager might, for example, buy a put option on the group of securities. If prices fall as anticipated, the decline in the value of the Fund's portfolio would be offset by the gain on the put options. Although this gain will be taxable, presumably the gain, and therefore the tax liability, will be significantly less than the gain that would have been realized had the Fund sold the underlying portfolio securities. The Fund will not incur trading costs, but will pay a premium for purchase of the put option. In the event prices rise, the Fund will be in a significantly better position than had the underlying securities been sold. Although the Fund will have lost the premium it paid for the option, the Fund will participate fully in the rising stock prices and will have deferred the realization of capital gains (and the resulting tax liability of shareholders).

    In employing the investment strategy described above, the Fund may invest in various derivative instruments whose return depends on the prices of common stocks. These may include debt securities whose prices or interest rates are indexed to the return of a particular stock index, including a foreign stock index ("indexed securities"), swap agreements linked to a stock index or group of common stocks, option and futures contracts. The Fund may also lend its portfolio securities and sell its portfolio securities short. See Other Investment Policies and Special
Risk Considerations for a description of these investment practices.

    In normal conditions, the Manager will attempt to invest as much of the Fund's assets as is practical in common stocks, securities convertible into common stocks and instruments whose returns depend on stock market prices. However, the Fund may invest temporarily in certain short-term fixed-income securities. Such securities may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. These securities include obligations of the U.S. government and its agencies or instrumentalities, commercial paper, bank certificates of deposit and bankers' acceptances, and repurchase agreements. The Fund may invest in these securities without limitation if the Manager believes that market conditions warrant a temporary defensive posture.

                              *   *   *

    For additional information on the Fund's investment policies and certain risks associated with investments in certain types of securities, see Other Investment Policies and Special Risk
Considerations.

    Although the Fund will constantly strive to attain its objective, there can be no assurance that it will be attained.

    Because of the risks associated with the Fund's investments, the Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on shortterm stock market movements. On an informal basis, the Manager may compare the total return of the Fund to the total return of a broad based securities index, currently expected to be the Standard & Poor's 500
Index ("S&P 500"), with a view toward achieving after-tax total returns of the Fund in excess of the pre-tax total returns of such securities index. However, the Fund is not managed to replicate the securities contained in such indices and therefore may achieve returns which are less than or greater than such indices. Securities indices are unmanaged and hence do not incur expenses while the Fund is subject to investment management and other expenses as set forth herein.

THE DELAWARE
DIFFERENCE

PLANS AND SERVICES


    The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Investments family of funds.


SHAREHOLDER PHONE DIRECTORY

INVESTOR INFORMATION CENTER

  800-523-1918

    FUND INFORMATION; LITERATURE; PRICE;
    YIELD AND PERFORMANCE FIGURES

SHAREHOLDER SERVICE CENTER
  800-523-1918

    INFORMATION ON EXISTING REGULAR INVESTMENT
    ACCOUNTS AND RETIREMENT PLAN ACCOUNTS;
    WIRE INVESTMENTS; WIRE LIQUIDATIONS;
    TELEPHONE LIQUIDATIONS AND TELEPHONE EXCHANGES


DELAPHONE
  800-362-FUND
 (800-362-3863)

PERFORMANCE INFORMATION


    During business hours, you can call the Investor Information Center at any time for current performance information.


SHAREHOLDER SERVICES


    During business hours, you can call Delaware Investments' Shareholder
Service Center. Our representatives can answer any questions about your account, the Fund, various service features and other funds in the Delaware Investments family.


DELAPHONE SERVICE

    Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Fund, as well as other funds in the Delaware Investments family. Delaphone is available seven days a week, 24 hours a day.


DIVIDEND PAYMENTS


    Dividends, capital gains and other distributions are automatically reinvested in your account, unless you elect to receive them in cash.
You may also elect to have the dividends earned in one fund automatically invested in another Delaware Investments fund with a different investment objective, subject to certain exceptions and limitations.


    For more information, see Additional Methods of Adding to Your
Investment--Dividend Reinvestment Plan under How to Buy Shares or call the Shareholder Service Center.


RETIREMENT PLANNING

    An investment in the Fund may be a suitable investment option for tax-deferred retirement plans. Delaware Investments offers a full spectrum of qualified and non-qualified retirement plans, including the popular 401(k) deferred compensation plan, IRA, and the new Roth IRA.
Just call Delaware Investments at 800-523-1918 for more information.

    For more information, see Additional Methods of Adding to Your
Investment--Dividend Reinvestment Plan under How to Buy Shares or call the Shareholder Service Center.

MONEYLINE SM SERVICES

    Delaware Investments offers the following services for fast and convenient transfer of funds between your personal bank account and your Fund account.

1.  MoneyLine SM Direct Deposit Service

    If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine SM Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See Dividends and Distributions. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Fund account to your predesignated bank account through this service. See
Systematic Withdrawal Plans under Redemption and Exchange. This service is not available for certain retirement plans.

2.  MoneyLine SM On Demand

    You or your investment dealer may request purchases and redemptions of Fund shares by phone using MoneyLine SM On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) or deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine SM On Demand transactions. With respect to retirement plans, this service is only available for purchases through an IRA.

    For each MoneyLine SM Service, it may take up to four business days for the transactions to be completed. You can initiate either service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for MoneyLine SM services; however, your bank may charge a fee. Please call the Shareholder Service Center for additional information about these services.


STATEMENTS AND CONFIRMATIONS


    You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends and those involving salary deferral purchases in connection with SIMPLE IRAs. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.


DUPLICATE CONFIRMATIONS

    If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

TAX INFORMATION

    Each year, Mutual Funds III, Inc. will mail to you information on the tax status of your dividends and distributions.

RIGHT OF ACCUMULATION


    With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class A
Shares, Class B Shares and Class C Shares of the Fund with the dollar amount of new purchases of Class A Shares to qualify for a reduced front-end sales charge on such purchases of Class A Shares. Under the Combined Purchases Privilege, you may also include certain shares that you own in other funds in the Delaware Investments family. See Classes of Shares.


LETTER OF INTENTION


    The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of shares of funds in the Delaware Investments family over a 13-month period. See Classes of Shares and Part B.


12-MONTH REINVESTMENT PRIVILEGE

    The 12-Month Reinvestment Privilege permits you to reinvest proceeds from a redemption of Class A Shares, within one year of the date of the redemption, without paying a front-end sales charge. See Part B.

EXCHANGE PRIVILEGE


    The Exchange Privilege permits you to exchange all or part of your shares into shares of other mutual funds in the Delaware Investments family, subject to certain exceptions and limitations. For additional information on exchanges, see Investing by Exchange under How to Buy
Shares and Redemption and Exchange.


WEALTH BUILDER OPTION


    You may elect to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Investments family. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Fund shares. See Additional Methods of Adding to Your Investment--Wealth
Builder Option and Investing by Exchange under How to Buy Shares and
Redemption and Exchange.


FINANCIAL INFORMATION ABOUT THE FUND

    Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. Mutual Funds III, Inc.'s fiscal year ends on April 30.





CLASSES
OF SHARES


ALTERNATIVE PURCHASE ARRANGEMENTS

    Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of the purchase for Class
A Shares ("front-end sales charge alternative"), or on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").


    Class A Shares. An investor who elects the front-end sales charge alternative acquires Class A Shares, which incur a sales charge when they are purchased, but generally are not subject to any sales charge when they are redeemed. Class A Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. For the period from February 1, 1998 through December 31, 1998, the Distributor has elected voluntarily to waive its right to receive
12b-1 Plan fees with respect to Class A Shares to the extent necessary to ensure that 12b-1 Plan expenses for this Class do not exceed 0.25% of average daily net assets. Certain purchases of Class A Shares qualify for reduced front-end sales charges. See Front-End Sales Charge
Alternative--Class A Shares, below. See also Contingent Deferred Sales
Charge for Certain Redemptions of Class A Shares Purchased at Net Asset
Value under Redemption and Exchange and Distribution (12b-1) and Service under Management of the Fund.

    Class B Shares. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within six years of purchase.
Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately eight years after purchase, Class B Shares permit all of the investor's dollars to work from the time the investment is made. The higher 12b-1 Plan expenses paid by Class B
Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. At the end of approximately eight years after purchase, Class B Shares will automatically be converted into Class A Shares and, thereafter, for the remainder of the life of the investment, the annual 12b-1 Plan fee for Class A Shares will apply.
See Automatic Conversion of Class B Shares, below.


    Class C Shares. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within 12 months of purchase.
Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. The higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Unlike Class B
Shares, Class C Shares do not convert to another class.


    The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase, or purchase
Class C Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. The higher 12b-1 Plan expenses on Class B Shares and Class C
Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares.
However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each Class is subject to and the desirability of an automatic conversion feature, which is available only for Class B Shares.

     For the distribution and related services provided to, and the expenses borne on behalf of, the Fund, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B
Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A, Class B and Class C
Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See
Distribution (12b-1) and Service under Management of the Fund.

    Dividends, if any, paid on Class A, Class B and Class C Shares will be calculated in the same manner, at the same time, on the same day and will be in the same amount, except that the additional amount of 12b-1
Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Calculation of Offering Price and Net Asset Value Per Share.


    The NASD has adopted certain rules relating to investment company sales charges. Mutual Funds III, Inc. and the Distributor intend to operate in compliance with these rules.

FRONT-END SALES CHARGE ALTERNATIVE--CLASS A SHARES

    Class A Shares may be purchased at the offering price, which reflects a maximum front-end sales charge of 4.75%. See Calculation of Offering Price and Net Asset Value Per Share.

    Purchases of $100,000 or more carry a reduced front-end sales charge as shown in the following table:

TAX-EFFICIENT EQUITY FUND A CLASS

                                   Front-End Sales              Dealer's
                                    Charge as % of            Commission***
   Amount of Purchase           Offering       Amount            as % of
                                  Price       Invested**     Offering Price
                                --------      --------       --------------
Less than $100,000               4.75%          5.00%             4.00%
$100,000 but under $250,000      3.75           3.91              3.00
$250,000 but under $500,000      2.50           2.54              2.00
$500,000 but under $1,000,000*   2.00           2.00              1.60

  *There is no front-end sales charge on purchases of Class A
   Shares of $1,000,000 or more but, under certain limited circumstances, a Limited CDSC of 1% may apply upon redemption of such shares made during the first year after purchase and 0.50% may apply upon redemption of such shares made during the second year after purchase.

 **Based on the net asset value per share of Class A Shares as of the end of Mutual Funds III, Inc.'s most recent fiscal year.


***Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.

---------------------------------------------------------------------------
The Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by the Fund. Such reduced front-end sales charges are not retroactive.


From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments' products and services and who increase sales of shares of the funds in the Delaware Investments family may receive an additional commission of up to 0.15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

---------------------------------------------------------------------------


    Beginning July 1, 1998, for initial purchases of Class A Shares of
$1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made in accordance with the following schedule:

                                              DEALER'S COMMISSION
AMOUNT OF PURCHASE                  (as a percentage of amount purchased)
------------------                  -------------------------------------
Up to $5 million                                   1.00%
Next $20 million up to $25 million                 0.50
Amount over $25 million                            0.25

    Such Class A Shares are subject to a Limited CDSC of 1% if shares are redeemed during the first year after purchase and 0.50% if shares are redeemed during the second year after purchase.

    For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other funds in the Delaware Investments family as to which a Limited
CDSC applies may be aggregated with those of the Class A Shares of the Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

    An exchange from other funds in the Delaware Investments family will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.


    Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares.
See Contingent Deferred Sales Charge for Certain Redemptions of
Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

COMBINED PURCHASES PRIVILEGE


    By combining your holdings of Class A Shares with your holdings of Class B Shares and/or Class C Shares of the Fund and shares of other funds in the Delaware Investments family, except those noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with ownership of variable insurance products may be combined with other Delaware Investments fund holdings. Assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other fund holdings in the Delaware
Investments family. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a fund in the Delaware Investments family that does carry a front-end sales charge or CDSC.


    This privilege permits you to combine your purchases and holdings with those of your spouse, your children under 21 and any trust, fiduciary or retirement account for the benefit of such family members.

    It also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.

    Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may result in the payment of a dealer's commission and the applicability of a Limited CDSC. Investors should consult their financial advisers or the Shareholder Service Center about the operation of these features. See Front-End Sales Charge
Alternative--Class A Shares, above.


ALLIED PLANS

    Class A Shares are available for purchase by participants in certain defined contribution plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments funds
("eligible Delaware Investments fund shares"), as well as shares of designated classes of non-Delaware Investments funds ("eligible non-Delaware Investments fund shares"). Class B Shares and Class C
Shares are not eligible for purchase by Allied Plans.

    With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible non-Delaware
Investments fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware
Investments fund shares.

    Participants in Allied Plans may exchange all or part of their eligible Delaware Investments fund shares for other eligible Delaware
Investments fund shares or for eligible non-Delaware Investments fund shares at net asset value without payment of a front-end sales charge.
However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

    A dealer's commission may be payable on purchases of eligible
Delaware Investments fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Investments fund shares in connection with Allied Plans, all participant holdings in the Allied
Plan will be aggregated.

    The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited
Contingent Deferred Sales Charge--Class A Shares under Redemption and
Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments fund shares. When eligible Delaware Investments fund shares are exchanged into eligible non-Delaware Investments fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer.
See Contingent Deferred Sales Charge for Certain Redemptions of Class A
Shares Purchased at Net Asset Value under Redemption and Exchange.


BUYING CLASS A SHARES AT NET ASSET VALUE


    Class A Shares may be purchased at net asset value under the Delaware Investments Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment
Privilege. See The Delaware Difference and Redemption and Exchange for additional information.

    Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Investments family, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member.

    Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware
Investments family. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.

    Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers when they are not eligible to purchase shares of the institutional class of the fund; and any group retirement plan
(excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Delaware Investment & Retirement Services, Inc. ("DIRSI") proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of funds in the Delaware Investments family and in any stable value product available through Delaware Investments, or (ii) is sponsored by an employer that has at any point after May 1, 1997 more than 100 employees while such plan has held Class A Shares of a fund in the Delaware Investments family and such employer has properly represented to DIRSI in writing that it has the requisite number of employees and has received written confirmation back from DIRSI. See
Group Investment Plans for information regarding the applicability of the Limited CDSC.

    Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Investments account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

    Investors in Delaware Investments Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Investments family at net asset value.


    The Fund must be notified in advance that an investment qualifies for purchase at net asset value.

GROUP INVESTMENT PLANS


    Group Investment Plans (e.g., SEP/IRA, SAR/SEP, SIMPLE IRA, SIMPLE
401(k), Profit Sharing, Money Purchase Pension, 401(k) Defined
Contribution Plans, and 403(b)(7) and 457 Deferred Compensation Plans) may benefit from the reduced frontend sales charges available on Class A
Shares based on total plan assets. If a company has more than one plan investing in the funds in the Delaware Investments family, then the total amount invested in all plans will be aggregated to determine the applicable front-end sales charge reduction on each purchase, both initial and subsequent, if, at the time of each such purchase, the company notifies the Fund that it qualifies for the reduction. Employees participating in such Group Investment Plans may also combine the investments held in their plan account to determine the front-end sales charge applicable to purchases in non-retirement investment accounts in Delaware Investments if, at the time of each such purchase, they notify the Fund that they are eligible to combine purchase amounts held in their plan account.

    The Limited CDSC is applicable to any redemptions of net asset value purchases made on behalf of any group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a fund in the Delaware
Investments family. See Contingent Deferred Sales Charge for Certain
Redemptions of Class A Shares Purchased at Net Asset Value under
Redemption and Exchange.


DEFERRED SALES CHARGE ALTERNATIVE--CLASS B SHARES

    Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The
Distributor currently anticipates compensating dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

    Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for the Fund to sell Class B
Shares without deducting a front-end sales charge at the time of purchase.

    Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class B Shares described in this Prospectus, even after the exchange.
Such CDSC schedule may be higher than the CDSC schedule for the Class B
Shares acquired as a result of the exchange. See Redemption and Exchange.

AUTOMATIC CONVERSION OF CLASS B SHARES

    Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B
Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold
Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

    Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund
(or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash
Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

    All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

LEVEL SALES CHARGE ALTERNATIVE--CLASS C SHARES

    Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The
Distributor currently anticipates compensating dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, however, Class C Shares are subject to annual 12b-1
Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

    Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

    Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class C Shares as described in this Prospectus. See Redemption and
Exchange.

CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES AND CLASS C SHARES


    Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestments of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C
Shares of the Fund, even if those shares are later exchanged for shares of another fund in the Delaware Investments family. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.


    The following table sets forth the rates of the CDSC for Class B
Shares of the Funds:

                              CONTINGENT DEFERRED
                                SALES CHARGE

                              (AS A PERCENTAGE OF

       YEAR AFTER                 DOLLAR AMOUNT
      PURCHASE MADE            SUBJECT TO CHARGE)
    ----------------          -------------------
          0-2                         4%
          3-4                         3%
          5                           2%
          6                           1%
    7 and thereafter                 None


    During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B
Shares, above. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. For the period from February 1, 1998 through December 31, 1998, the Distributor has elected voluntarily to waive its right to receive
12b-1 Plan fees with respect to Class A Shares to the extent necessary to ensure that 12b-1 Plan expenses for such Class do not exceed 0.25% of average daily net assets.


    In determining whether a CDSC applies to a redemption of Class B
Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

    All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

    The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge--Class B and Class C Shares under Redemption and Exchange.

OTHER PAYMENTS TO DEALERS--CLASS A, CLASS B AND CLASS C SHARES


    From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the funds in the Delaware Investments family. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

    Subject to pending amendments to the NASD's Conduct Rules, in connection with the promotion of shares of the funds in the Delaware
Investments family, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the SEC. It is likely that the NASD's Conduct Rules will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Conduct Rules as they may be amended.


TAX-EFFICIENT EQUITY FUND INSTITUTIONAL CLASS

    In addition to offering Class A, Class B and Class C Shares, the
Fund also offers Tax-Efficient Equity Fund Institutional Class, which is described in a separate prospectus and is available for purchase only by certain investors. Tax-Efficient Equity Fund Institutional Class shares generally are distributed directly by the Distributor and do not have a front-end sales charge, a CDSC or a Limited CDSC, and are not subject to 12b-1 Plan distribution expenses. To obtain the prospectus that describes Tax-Efficient Equity Fund Institutional Class, contact the
Distributor by writing to the address or by calling the telephone number listed on the back of this Prospectus.

HOW TO
BUY SHARES

PURCHASE AMOUNTS

    Generally, the minimum initial purchase is $1,000 for Class A
Shares, Class B Shares and Class C Shares. Subsequent purchases of shares of any Class generally must be $100 or more. For purchases under a Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Minimum purchase requirements do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which Class is selected.

    There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $100,000 or more in Class A Shares, and that Class A Shares (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and (ii) generally are not subject to a CDSC. For retirement plans, the maximum purchase limitations apply only to the initial purchase of Class
B Shares or Class C Shares by the plan.

INVESTING THROUGH YOUR INVESTMENT DEALER


    You can make a purchase of shares of the Fund through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, Delaware Investments can refer you to one.


INVESTING BY MAIL


1. Initial Purchases--An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check, payable to the specific Class selected to Delaware Investments at 1818 Market Street, Philadelphia, PA
19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Class selected. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from Mutual Funds III, Inc. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.


INVESTING BY WIRE

    You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401
(include your name(s) and your account number for the Fund and Class in which you are investing).


1. Initial Purchases--Before you invest, telephone the Shareholder
Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, to the specific Class selected, to Delaware Investments at 1818 Market Street,
Philadelphia, PA 19103.


2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

    If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.

INVESTING BY EXCHANGE


    If you have an investment in another mutual fund in the Delaware
Investments family, you may write and authorize an exchange of part or all of your investment into shares of the Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See
Redemption and Exchange for more complete information concerning your exchange privileges.

    Holders of Class A Shares of the Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware
Investments family, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Investments family. Holders of Class B
Shares of the Fund are permitted to exchange all or part of their Class
B Shares only into Class B Shares of other funds in the Delaware
Investments family. Similarly, holders of Class C Shares of the Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other funds in the Delaware Investments family. Class
B Shares of the Fund and Class C Shares of the Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class
A Shares of the Fund.


    Permissible exchanges into Class A Shares of the Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of the Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.


    See Allied Plans under Classes of Shares for information on exchanges by participants in an Allied Plan.


ADDITIONAL METHODS OF ADDING TO YOUR INVESTMENT

    Call the Shareholder Service Center for more information if you wish to use the following services:

1. Automatic Investing Plan

    THE AUTOMATIC INVESTING PLAN ENABLES YOU TO MAKE REGULAR MONTHLY
INVESTMENTS WITHOUT WRITING OR MAILING CHECKS. You may authorize Mutual
Funds III, Inc. to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.

    This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money
Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

2. Direct Deposit

    YOU MAY HAVE YOUR EMPLOYER OR BANK MAKE REGULAR INVESTMENTS DIRECTLY
TO YOUR FUND ACCOUNT FOR YOU (for example: payroll deduction, pay by phone, annuity payments). The Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                              *   *   *

    Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, Mutual Funds III, Inc.
has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.


3. MoneyLine SM On Demand

    Through the MoneyLine SM On Demand service, you or your investment dealer may call the Fund to request a transfer of funds from your predesignated bank account to your Fund account. See MoneyLine SM
Services under The Delaware Difference for additional information about this service.


4. Wealth Builder Option


    You can use our Wealth Builder Option to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Investments family. You may also elect to invest in other mutual funds in the Delaware Investments family through the Wealth
Builder Option through regular liquidations of shares in your Fund account.

    Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Investments family and invested automatically into any other account in a fund in the Delaware
Investments family that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation in Wealth
Builder at any time by giving written notice to the fund from which the exchanges are made. See Redemption and Exchange.


    This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money
Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

5. Dividend Reinvestment Plan


    You can elect to have your distributions (capital gains and/or dividend income) paid to you by check or reinvested in your Fund account. Or, you may invest your distributions in certain other funds in the Delaware Investments family, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.

    Reinvestments of distributions into Class A Shares of the Fund or of other funds in the Delaware Investments family are made without a front-end sales charge. Reinvestments of distributions into Class B
Shares of the Fund or of other funds in the Delaware Investments family or into Class C Shares of the Fund or of other funds in the Delaware
Investments family are also made without any sales charge and will not be subject to a CDSC if later redeemed. See Automatic Conversion of Class B Shares under Classes of Shares for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.

    Holders of Class A Shares of the Fund may not reinvest their distributions into Class B Shares or Class C Shares of any fund in the Delaware Investments family, including the Fund. Holders of Class B
Shares of the Fund may reinvest their distributions only into Class B
Shares of the funds in the Delaware Investments family which offer that class of shares. Similarly, holders of Class C Shares of the Fund may reinvest their distributions only into Class C Shares of the funds in the Delaware Investments family which offer that class of shares. For more information about reinvestments, call the Shareholder Service
Center.

    Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same
Delaware Investments fund into which their investments are held:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money
Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.


PURCHASE PRICE AND EFFECTIVE DATE

    The offering price and net asset value of Class A, Class B and Class
C Shares are determined as of the close of regular trading on the New
York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.


    The effective date of a purchase made through an investment dealer is the date the order is received by the Fund. The effective date of a direct purchase is the day your wire, electronic transfer or check is received unless it is received after the time the offering price or net asset value of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.


THE CONDITIONS OF YOUR PURCHASE


    The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware
Investments family. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

    The Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of a redemption, have remained below the minimum stated account balance for a period of three or more consecutive months.
Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.


    The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

REDEMPTION
AND EXCHANGE


    YOU CAN REDEEM OR EXCHANGE YOUR SHARES IN A NUMBER OF DIFFERENT
WAYS. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, bond funds, tax-advantaged funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See Taxes. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides.
You may want to consult your financial adviser or investment dealer to discuss which funds in the Delaware Investments family will best meet your changing objectives, and the consequences of any exchange transaction. You may also call Delaware Investments directly for fund information.


    All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

    Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See
Purchase Price and Effective Date under How to Buy Shares. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

    Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

    The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal
Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

    There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or exchanges involving the reinvestment of dividends.


    Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware
Investments family (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Prospectus and any CDSC assessed upon redemption will be charged by the Fund from which the Original Shares were exchanged. In an exchange of Class B Shares from the Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of the Fund for a longer period of time than if the investment in New Shares were made directly.


    Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B and Class C
Shares and the Limited CDSC applicable to certain redemptions of Class A
Shares purchased at net asset value, there is no fee charged by the Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

    All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

WRITTEN REDEMPTION

    You can write to the Fund at 1818 Market Street, Philadelphia, PA
19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

    Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B
Shares or Class C Shares.

WRITTEN EXCHANGE


    You may also write to the Fund (at 1818 Market Street, Philadelphia,
PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Investments family, subject to the same conditions and limitations as other exchanges noted above.


TELEPHONE REDEMPTION AND EXCHANGE


    To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares
(without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificate(s).


    The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

    Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or its Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

TELEPHONE REDEMPTION--CHECK TO YOUR ADDRESS OF RECORD

    THE TELEPHONE REDEMPTION FEATURE IS A QUICK AND EASY METHOD TO
REDEEM SHARES. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

TELEPHONE REDEMPTION--PROCEEDS TO YOUR BANK

    Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder
Service Center prior to the time the offering price and net asset value are determined, as noted above.


MONEYLINE SM ON DEMAND

    Through the MoneyLine SM On Demand service, you or your investment dealer may call the Fund to request a transfer of funds from your Fund account to your predesignated bank account. See MoneyLine SM Services under The Delaware Difference for additional information about this service.


TELEPHONE EXCHANGE


    The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in the Delaware Investments family under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.


SYSTEMATIC WITHDRAWAL PLANS

1. Regular Plans


    This plan provides shareholders with a consistent monthly (or quarterly) payment. THIS IS PARTICULARLY USEFUL TO SHAREHOLDERS LIVING
ON FIXED INCOMES, SINCE IT CAN PROVIDE THEM WITH A STABLE SUPPLEMENTAL
AMOUNT. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Fund does not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine(SM) Direct Deposit
Service. Through this service, it may take up to four business days for the transaction to be completed. There are no separate fees for this redemption method. See MoneyLine(SM) Services under The Delaware
Difference for more information about this service.


2. Retirement Plans


    For shareholders eligible under the applicable retirement plan to receive benefits in periodic payments, the Systematic Withdrawal Plan provides you with maximum flexibility. A number of formulas are available for calculating your withdrawals depending upon whether the distributions are required or optional. Withdrawals must be for $25 or more; however, no minimum account balance is required. The MoneyLine(SM)
Direct Deposit Service described above is not available for certain retirement plans.


                              *   *   *

    Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

    Redemptions of Class A Shares via a Systematic Withdrawal Plan may be subject to a Limited CDSC if the original purchase was made at net asset value within the 12 months prior to the withdrawal and a dealer's commission was paid on that purchase. See Contingent Deferred Sales
Charge for Certain Redemptions of Class A Shares Purchased at Net Asset
Value, below.

    The applicable CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the annual amount selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See Waiver of Contingent Deferred Sales
Charge--Class B and Class C Shares, below.

    For more information on Systematic Withdrawal Plans, call the Shareholder Service Center.

CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A
SHARES PURCHASED AT NET ASSET VALUE


    For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares
(or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1.00% if shares are redeemed during the first year after purchase; and (2) 0.50% if such shares are redeemed during the second year after purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.

    The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class A Shares even if those shares are later exchanged for shares of another Delaware Group fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

    Redemptions of such Class A Shares held for more than two years will not be subjected to the Limited CDSC and an exchange of such Class A
Shares into another Delaware Group fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two-year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of the Fund or Class A Shares acquired in the exchange.


    In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The
Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

WAIVER OF LIMITED CONTINGENT DEFERRED SALES CHARGE--CLASS A SHARES


    The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE
IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (v) returns of excess contributions to an IRA; (vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii),
(iv), and (vi) above pursuant to a Systematic Withdrawal Plan; and
(viii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Classes of
Shares).


WAIVER OF CONTINGENT DEFERRED SALES CHARGE--CLASS B AND CLASS C SHARES


    The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA or 403(b)(7) or 457
Deferred Compensation Plans; (iii) periodic distributions from an IRA,
SIMPLE IRA, SAR/SEP, SEP/IRA, 403(b)(7) or 457 Deferred Compensation
Plan due to death, disability and attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue
Code; and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform
Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

    The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE
IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan,
Money Purchase Pension Plan, or 401(k) Defined Contribution Plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation
Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase
Pension Plan, 401(k) Defined Contribution Plans upon attainment of age
70 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (iv) distributions from a 403(b)(7) Deferred
Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) Deferred Compensation Plan, 457
Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension
Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 591/2; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.


    In addition, the CDSC will be waived on Class B and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

DIVIDENDS AND
DISTRIBUTIONS

    Mutual Funds III, Inc. currently intends to make annual payments from the Fund's net investment income. Payments from the Fund's net realized security profits will be made during the first quarter of the next fiscal year.

    Each Class of the Fund will share proportionately in the investment income and expenses of the Fund, except that the per share dividends from net investment income on Class A Shares, Class B Shares and Class C
Shares will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares because the expenses under the 12b-1 Plans relating to Class B and Class C Shares will be higher than the expenses under the 12b-1 Plan relating to Class A Shares. See Distribution (12b-1) and
Service under Management of the Fund.


    Both dividends and distributions, if any, are automatically reinvested in your account at net asset value unless you elect otherwise. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine SM Direct
Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for certain retirement plans. See MoneyLine SM Services under The Delaware Difference for more information about this service.


TAXES

    The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.


    The Fund intends to qualify as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies certain other requirements relating to the sources of its income and diversification of its assets.

    On August 5, 1997, President Clinton signed into law the Taxpayer
Relief Act of 1997 (the "1997 Act"). This new law makes sweeping changes in the Code. Because many of these changes are complex, and only indirectly affect the Fund and its distributions to you, they are discussed in Part B. Changes in the treatment of capital gains, however, are discussed in this section.

    The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. For corporate investors, dividends from net investment income will generally qualify in part for the corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be designated each year in a notice from Mutual Funds III, Inc. to the Fund's shareholders.


    Distributions paid by the Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.


THE TREATMENT OF CAPITAL GAIN DISTRIBUTIONS UNDER THE TAXPAYER
RELIEF ACT OF 1997

    The 1997 Act creates a category of long-term capital gain for individuals who will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum rate of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum rate of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when the Fund's securities were sold and how long they were held by the Fund before they were sold. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.

    Mutual Funds III, Inc. will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.


    Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.


    The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund and any other fund in the Delaware
Investments family. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. All or a portion of the sales charge incurred in acquiring Fund shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon the sale of such shares) if the sale proceeds are reinvested in such Fund or in another fund in the Delaware Investments family and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.


    The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal tax purposes. See Automatic Conversion of Class B Shares under
Classes of Shares.

    The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities.


    In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes. For example, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Because investors' state and local taxes may be different than the federal taxes described above, investors should consult their own tax advisers.

    Each year, Mutual Funds III, Inc. will mail to you information on the tax status of the Fund's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.


    The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment
Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

    See Part B for additional information on tax matters relating to the Fund and its shareholders.

CALCULATION OF
OFFERING PRICE AND
NET ASSET VALUE PER SHARE


    The net asset value ("NAV") per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Debt securities are priced on the basis of valuations provided by an independent pricing service using methods approved by Mutual Funds III, Inc.'s Board of Directors. Equity securities for which market quotations are available are priced at market value. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Mutual Funds III, Inc.'s Board of Directors.


    Class A Shares are purchased at the offering price per share, while
Class B Shares and Class C Shares are purchased at the NAV per share.
The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges.

    The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

    The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that Tax-Efficient Equity
Fund Institutional Class will not incur any of the expenses under Mutual
Funds III, Inc.'s 12b-1 Plans and Class A, Class B and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective
Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the NAV of each class of the Fund will vary.

MANAGEMENT OF
THE FUND

DIRECTORS

    The business and affairs of Mutual Funds III, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Mutual Funds III, Inc.'s directors and officers.

INVESTMENT MANAGER

    The Manager furnishes investment management services to the Fund.


    The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On April 30, 1998, the Manager and its affiliates within Delaware Investments, including Delaware
International Advisers Ltd., were managing in the aggregate more than $45 billion in assets in various institutional or separately managed
(approximately $27,330,570,000) and investment company (approximately
$17,773,730,000) accounts.

    The Manager is a series of Delaware Management Business Trust. The
Manager changed its form of organization from a corporation to a business trust on March 1, 1998. The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April
3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln
National Corporation ("Lincoln National") was completed. DMH and the
Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

    The Manager administers the affairs of and is ultimately responsible for the investment management of the Fund under an Investment Management
Agreement with Mutual Funds III, Inc. on behalf of the Fund dated June
26, 1997. Under the Investment Management Agreement for the Fund, the
Manager is paid an annual fee equal to 0.75% on the first $500 million of average daily net assets, 0.725% on the next $500 million and 0.70% on the average daily net assets in excess of $1 billion. For the fiscal year ended April 30, 1998, investment management fees accrued by the Fund amounted to 0.75% (annualized) of average daily net assets and 0.23% (annualized) of average daily net assets was paid considering the waiver of fees by the Manager.

    George H. Burwell has primary responsibility for making day-to-day investment decisions for the Fund. Mr. Burwell holds a BA from the University of Virginia. Prior to joining Delaware Investments in 1992,
Mr. Burwell was a portfolio manager for Midlantic Bank in Edison, New
Jersey, where he managed an equity mutual fund and three commingled funds. Mr. Burwell is a CFA charterholder.

    In making investment decisions for the Fund, Mr. Burwell regularly consults with Wayne A. Stork and Richard G. Unruh, Jr. Mr. Stork,
Chairman of the Manager's and Mutual Funds III, Inc.'s Boards of
Directors, is a graduate of Brown University and attended New York
University's Graduate School of Business Administration. Mr. Stork joined Delaware Investments in 1962 and has served in various executive capacities at different times within the Delaware organization. A graduate of Brown University, Mr. Unruh received his MBA from the University of Pennsylvania's Wharton School and joined Delaware
Investments in 1982 after 19 years of investment management experience with Kidder, Peabody & Co. Inc. Mr. Unruh is an Executive Vice President of Mutual Funds III, Inc. He is also a member of the Board of the Manager and was named an Executive Vice President of the Manager in 1994.


PORTFOLIO TRADING PRACTICES

    The Fund normally will not invest for short-term trading purposes.
However, the Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of the Fund and may affect taxes payable by the Fund's shareholders. Given the Fund's investment objective, its annual portfolio turnover rate is not expected to exceed 100%. A turnover rate of 100% would occur, for example, if all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year.


    The Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or to their advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Fund may consider a broker/dealer's sales of shares of funds in the Delaware Investments family in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.


PERFORMANCE INFORMATION

    From time to time, the Fund may quote total return performance of its Classes in advertising and other types of literature.

    Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value and:
(i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period; and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one-, five- and ten-year (or life-of-fund, if applicable) periods. The Fund may also advertise aggregate and average total return information concerning a Class over additional periods of time. In addition, the Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return information would be more favorable than total return information that includes the deductions of the maximum front-end sales charge or any applicable CDSC.

    Because securities prices fluctuate, investment results of the Classes will fluctuate over time and past performance should not be considered a guarantee of future results.

DISTRIBUTION (12B-1) AND SERVICE

    The Distributor, Delaware Distributors, L.P., serves as the national distributor of the Fund's shares under a Distribution Agreement with Mutual Funds III, Inc. dated as of June 26, 1997.

    Mutual Funds III, Inc. has adopted a separate distribution plan under Rule 12b-1 for each of the Class A Shares, Class B Shares and
Class C Shares of the Fund (the "Plans"). The Plans permit the Fund to pay the Distributor from the assets of the respective Classes a monthly fee for the Distributor's services and expenses in distributing and promoting sales of shares. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences, and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class. In addition, the Fund may make payments from the 12b-1 plan fees of its respective Class directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with Mutual Funds III, Inc.

    The 12b-1 Plan expenses relating to each of the Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.


    The aggregate fees paid by the Fund from the assets of its Classes to the Distributor and others under the Plans may not exceed (i) 0.30%
of Class A Shares' average daily net assets in any year, and (ii) 1%
(0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets in any year. Class A, Class B and Class C Shares will not incur any distribution expenses beyond these limits, which may not be increased without shareholder approval. For the period from February
1, 1998 through December 31, 1998, the Distributor has elected voluntarily to waive its right to receive 12b-1 Plan fees with respect to Class A Shares to the extent necessary to ensure that 12b-1 Plan expenses for this Class do not exceed 0.25% of average daily net assets.


    While payments pursuant to the Plans may not exceed 0.30% annually with respect to Class A Shares, and 1% annually with respect to each of the Class B Shares and the Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The
Distributor may, however incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of Mutual Funds III, Inc.'s unaffiliated directors, who may reduce the fees or terminate the Plans at any time.

    The Plans do not apply to Tax-Efficient Equity Fund Institutional
Class of shares. Those shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of Tax-Efficient Equity Fund Institutional Class.

    The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund pursuant to an amended and restated agreement dated as of May 1, 1997. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The directors of Mutual Funds III, Inc. annually review service fees paid to the Transfer Agent.

    The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.


                               *   *   *

    As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000.
This is commonly known as the "Year 2000 Problem." Mutual Funds III, Inc.
is taking steps to obtain satisfactory assurances that the Fund's major service providers are taking steps reasonably designed to address the Year 2000 Problem with respect to the computer systems that such service providers use. There can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of the Fund.

    Several European countries are participating in the European
Economic and Monetary Union, which will establish a common European currency for participating countries. This currency will commonly be known as the "Euro." It is anticipated that each such participating country will replace its existing currency with the Euro on January 1, 1999. Additional European countries may elect to participate after that date. If the Fund is invested in securities of participating countries it could be adversely affected if the computer systems used by its major service providers are not properly prepared to handle the implementation of this single currency or the adoption of the Euro by additional countries in the future. Mutual Funds III, Inc. is taking steps to obtain satisfactory assurances that the major service providers of the Fund are taking steps reasonably designed to address these matters with respect to the computer systems that such service providers use. There can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of the Fund.


EXPENSES

    The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement.


    For the fiscal year ended April 30, 1998, the annualized ratio of operating expenses to average daily net assets for each Class of the Fund was as follows:

                        ASSUMING      WITHOUT
                       VOLUNTARY     VOLUNTARY
                         WAIVER       WAIVERS
                        OF FEES       OF FEES
Class A Shares           1.47%         1.99%
Class B Shares           2.20%         2.72%
Class C Shares           2.20%         2.72%

    The expense ratio of each Class reflects the impact of its 12b-1
Plan.


SHARES

    Mutual Funds III, Inc. is an openend management investment company.
The Fund's portfolio of assets is diversified as defined by the 1940
Act. Commonly known as a mutual fund, Mutual Funds III, Inc. was organized as a Minnesota corporation in January 1985. In addition to the Fund, Mutual Funds III, Inc. presently offers two other series of shares, the Aggressive Growth Fund series and the Growth Stock Fund series.

    Fund shares have a par value of $.01, equal voting rights, except as noted below, and are equal in all other respects. Each fund will vote separately on any matter which affects only that fund. Shares of each fund have a priority over shares of any other fund of Mutual Funds III, Inc. in the assets and income of that fund.

    All of the shares have noncumulative voting rights which means that the holders of more than 50% of Mutual Funds III, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Minnesota law, Mutual Funds III, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act.

    In addition to Class A Shares, Class B Shares and Class C Shares, the Fund offers an Institutional Class. Shares of each Class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other classes of the Fund, except that shares of the Institutional Class are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule
12b-1 relating to Class A, Class B and Class C Shares. Similarly, as a general matter, the shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of the Fund may vote on any proposal to increase materially the fees to be paid by the Fund under the 12b-1 Plan relating to Class A Shares.

OTHER INVESTMENT
POLICIES AND SPECIAL
RISK CONSIDERATIONS

RULE 144A SECURITIES

    The Fund may invest in restricted securities, including privately placed securities, some of which may be eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 15% of the value of its net assets in illiquid securities.

    While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's
15% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

    If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 15% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

INDEXED SECURITIES

    Indexed securities include commercial paper, certificates of deposit and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the return of a particular stock index or group of stocks. Indexed securities can be affected by changes in interest rates and the creditworthiness of their issuers as well as stock prices and may not track market returns as accurately as direct investments in common stocks.

    Indexed securities in which the Fund may invest include Foreign
Index Linked Instruments. Foreign Index Linked Instruments are fixed-income securities which are issued by U.S. issuers (including U.S.
subsidiaries of foreign issuers) and are denominated in U.S. dollars but return principal and/or pay interest to investors in amounts which are linked to the level of a particular foreign index. A foreign index may be based upon the exchange rate of a particular currency or currencies or the differential between two currencies, or the level of interest rates in a particular country or countries, or the differential in interest rates between particular countries. In the case of Foreign
Index Linked Instruments linking the principal amount to a foreign index, the amount of principal payable by the issuer at maturity will increase or decrease in response to changes in the level of the foreign index during the term of the Foreign Index Linked Instrument. In the case of Foreign Index Linked Instruments linking the interest component to a foreign index, the amount of interest payable will adjust periodically in response to changes in the level of the foreign index during the term of the Foreign Index Linked Instrument. Foreign Index
Linked Instruments may be issued by a U.S. governmental agency or instrumentality or by a private issuer.

SWAP AGREEMENTS


    Swap agreements typically involve a commitment by the Fund to pay specified amounts (such as fixed or floating interest rates) at regular intervals in return for all or a portion of the investment return of a particular stock index or group of stocks. As with stock index options and futures (discussed below), swap agreements provide exposure to the stock market, but may not track market returns as accurately as direct investments in common stocks. In addition, the Fund typically depends on the credit of a single counterparty when investing in a swap agreement, and may suffer a loss irrespective of the value of the underlying index if the counterparty's credit declines. The Fund will usually enter into swap agreements on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap agreement will be accrued on a daily basis, and an amount of cash, U.S.
government securities or other liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the Fund enters into a swap agreement on other than a net basis, the Fund will maintain a segregated account in the full amount, accrued on a daily basis, of the Fund's obligations with respect to the swap.


INVESTMENT COMPANY SECURITIES

    Any investments that the Fund makes in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, the Fund may not (1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. If the Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to the Fund's investments in unregistered investment companies.

REPURCHASE AGREEMENTS


    In order to invest its short-term cash reserves or when in a temporary defensive posture, the Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by the Manager, under guidelines approved by the Board of Directors. A repurchase agreement is a short-term investment in which the purchaser
(i.e. the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period.
Generally, repurchase agreements are of short duration, often less than one week but on occasion for longer periods. Not more than 15% of the Fund's assets may be invested in illiquid securities, including repurchase agreements of over seven-days' maturity. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Fund, if any, would be the difference between the repurchase price and the market value of the security. The Fund will limit its investments in repurchase agreements to those which the Manager under guidelines of the Board of Directors determines to present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of at least 102% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

    The Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The
Fund will maintain with its custodian bank a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

HEDGING TRANSACTIONS

    The Fund may write covered call options and secured put options and purchase call and put options on securities and security indices. The
Fund may also engage in transactions in financial futures contracts and related options for hedging purposes. These investment techniques and the related risks are summarized below and are described in more detail in Part B.

OPTIONS

    The Manager may employ options techniques in an attempt to protect appreciation attained and to take advantage of the liquidity available in the options market. The Fund may purchase call options on foreign or U.S. securities and indices and enter into related closing transactions and the Fund may write covered call options on such securities. The Fund may also purchase put options on such securities and indices and enter into related closing transactions.

    A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. A covered call option obligates the writer, in return for the premium received, to sell the securities subject to the option to the purchaser of the option for an agreed upon price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or take advantage of a rise in a particular index. The Fund will only purchase call options to the extent that premiums paid on all outstanding call options do not exceed 2% of its total assets.

    A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period, and the writer of the option has the obligation to purchase the security from the purchaser of the option. The Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 2% of its total assets. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline.

    An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

    Closing transactions essentially let the Fund offset put options or call options prior to exercise or expiration. If the Fund cannot effect closing transactions, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

    In purchasing put and call options, the premium paid by the Fund plus any transaction costs will reduce any benefit realized by the Fund upon exercise of the option. With respect to writing covered call options, the Fund may lose the potential market appreciation of the securities subject to the option, if the Manager's judgment is wrong and the price of the security moves in the opposite direction from what was anticipated.

    The Fund may use both Exchange-traded and over-the-counter options.
Certain over-the-counter options may be illiquid. The Fund will only invest in such options to the extent consistent with its 15% limitation on investment in illiquid securities. The Fund will comply with Securities and Exchange Commission asset segregation and coverage requirements when engaging in these types of transactions.

FUTURES

    Futures contracts are agreements for the purchase or sale for future delivery of securities. When a futures contract is sold, the Fund incurs a contractual obligation to deliver the securities underlying the contract at a specified price on a specified date during a specified future month. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities called for by the contract at a specified price during a specified future month.

    While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When the Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Fund's custodian bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such account, depending upon changes in the price of the underlying securities subject to the futures contract.

    The Fund may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.

    The purpose of the purchase or sale of futures contracts consisting of U.S. government securities is to protect the Fund against the adverse effects of fluctuations in interest rates without actually buying or selling such securities. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of U.S. government securities at higher prices.

INVESTMENT RESTRICTIONS

    Although the Fund is permitted under certain circumstances to borrow money, the Fund normally will not do so. The Fund will not purchase new securities whenever borrowings exceed 5% of the value of the total assets of the Fund.

    The Fund may not concentrate investments in any industry, which means that the Fund may generally not invest more than 25% of its assets in any one industry. The term "industry" will be deemed to include the government of any country other than the United States, but not the U.S.
Government.

                                 *   *   *

    Certain other fundamental and nonfundamental investment restrictions adopted by the Fund are described in Part B.

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]


    Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end equity funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Investments at 800-523-1918.



INVESTMENT MANAGER

Delaware Management Company

One Commerce Square
Philadelphia, PA 19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

[GRAPHIC OMITTED: LOGO OF DELAWARE INVESTMENTS
                  ----------------------------
                  Philadelphia * London]

www.delawarefunds.com

Printed in the U.S.A. on recycled paper
P-002 [--] PP 6/98




1818 MARKET STREET, PHILADELPHIA, PA  19103

FOR MORE INFORMATION ABOUT TAX-EFFICIENT EQUITY FUND INSTITUTIONAL
CLASS CALL DELAWARE INVESTMENTS AT 800-828-5052.


     This Prospectus describes the shares of Tax-Efficient Equity Fund series (the "Fund") of Voyageur Mutual Funds III, Inc. ("Mutual Funds
III, Inc."), a professionally-managed mutual fund of the series type.


     The objective of the Fund is to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income. See Investment Objective and Policies.

     The Fund offers Tax-Efficient Equity Fund Institutional Class
(the "Class"). This Prospectus relates only to the Class and sets forth information that you should read and consider before you invest.
Please retain it for future reference. The Fund's Statement of Additional Information ("Part B" of Mutual Funds III, Inc.'s registration statement), dated June 29, 1998, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission. Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above number. The Fund's financial statements appear in its Annual Report for the fiscal year ended April
30, 1998, which will accompany any response to requests for Part B.
The SEC also maintains a Web site (http://www.sec.gov) that contains
Part B, material we incorporated by reference and other information regarding registrants that electronically file with the SEC.

     The Fund also offers Class A Shares, Class B Shares and Class C
Shares. Shares of these classes are subject to sales charges and other expenses, which may affect their performance. A prospectus for these classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling 800-523-1918.


TABLE OF CONTENTS

COVER PAGE                                                         1

SYNOPSIS                                                           2

SUMMARY OF EXPENSES                                                3


FINANCIAL HIGHLIGHTS                                               4

INVESTMENT OBJECTIVE AND POLICIES

     SUITABILITY                                                   4

     INVESTMENT STRATEGY                                           4

CLASSES OF SHARES                                                  6


HOW TO BUY SHARES                                                  6

REDEMPTION AND EXCHANGE                                            7

DIVIDENDS AND DISTRIBUTIONS                                        9

TAXES                                                              9

CALCULATION OF NET ASSET VALUE PER SHARE                          10

MANAGEMENT OF THE FUND                                            10

OTHER INVESTMENT POLICIES AND
     SPECIAL RISK CONSIDERATIONS                                  13

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION,
NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS.
MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER,
SHARES OF THE FUNDS ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED
BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR
ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE
LOSS OF THE PRINCIPAL AMOUNT INVESTED.  SHARES OF THE FUNDS ARE NOT
BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

INVESTMENT OBJECTIVE

     The investment objective of the Fund is to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.


     For further details, see Investment Objective and Policies and Other Investment Policies and Special Risk Considerations.


RISK FACTORS AND SPECIAL CONSIDERATIONS

     As a mutual fund investing primarily in common stocks, the Fund is subject to market risk, that is the possibility that common stock prices will decline over short or even extended periods.

     The Fund has the ability to enter into options and futures transactions. There are risks that result from the use of options and futures and the investor should review the description of these risks in this Prospectus. See Futures and Options under Other Investment
Policies and Special Risk Considerations.


     The Fund may invest up to 10% of its total assets directly or indirectly in securities of issuers domiciled in foreign countries.
Such investments involve certain risk and opportunity considerations not typically associated with investing in United States companies.
See Investment Objective and Policies and Other Investment Policies and Special Risk Considerations.

INVESTMENT MANAGER, DISTRIBUTOR AND TRANSFER AGENT

     Delaware Management Company (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of Mutual Funds III, Inc.'s Board of Directors. The Manager also provides investment management services to certain of the other funds in the Delaware Investments family. Delaware Distributors, L.P.
(the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Investments family.
Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Investments family. See Summary of Expenses and
Management of the Fund for further information regarding the Manager and the fees payable under the Fund's Investment Management Agreement.


PURCHASE PRICE

     Shares of the Class offered by this Prospectus are available at net asset value, without a front-end or contingent deferred sales charge and are not subject to distribution fees under a Rule 12b-1 distribution plan. See Classes of Shares.

REDEMPTION AND EXCHANGE

     Shares of the Class are redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request.
See Redemption and Exchange.

OPEN-END INVESTMENT COMPANY


     Mutual Funds III, Inc., which was organized as a Minnesota corporation in January 1985, is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). The Fund is one of several series of Mutual Funds III, Inc. See Shares under
Management of the Fund.


SUMMARY OF EXPENSES

SHAREHOLDER TRANSACTION EXPENSES
-----------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)                   None

Maximum Sales Charge Imposed on Reinvested Dividends
(as a percentage of offering price)                   None

Exchange Fees                                         None*

ANNUAL OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


-----------------------------------------------------------------

Management Fees
(after voluntary waivers)                             0.23%**

12b-1 Fees                                            None

Other Operating Expenses
(after voluntary waivers)                             0.97%**
                                                      ----
Total Operating Expenses
(after voluntary waivers)                             1.20%**
                                                      ====

*Exchanges are subject to the requirements of each fund and a front-end sales charge may apply.

**The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total
Operating Expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, on an annualized basis, 1.20% of the average daily net assets of the Class from the commencement of the public offering of Class through December
30, 1998. Without the Manager's voluntary fee waivers, the Total
Operating Expenses would have been 1.72%, including Management Fees of 0.75%.


For expense information about the Fund's A Class, B Class and C Class, see the separate prospectus relating to those classes.


The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, and (2) redemption at the end of each time period. Mutual Funds III, Inc. charges no redemption fees. The following example assumes the voluntary waiver of the management fee by the Manager as discussed in this Prospectus.

     1 YEAR     3 YEARS     5 YEARS     10 YEARS
     ------     -------     -------     --------
       $12        $38         $66         $145


THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR
FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS
THAN THOSE SHOWN.

     The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly.


FINANCIAL HIGHLIGHTS

For the period September 1, 1997 through March 9, 1998, the Class sold shares which were subsequently redeemed by shareholders. As of April
30, 1998, the Class had one share outstanding, representing initial seed purchase. Data for the Class is excluded because the data is believed to be immaterial.

INVESTMENT OBJECTIVE AND POLICIES


     The investment objective of the Fund is to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

SUITABILITY

     The Fund may be suitable for the patient investor interested in long-term capital appreciation. Although the Fund may be appropriate for any investor, it may be especially well suited to the investment needs of high-tax bracket investors, retirement savers and college savers. Because the Fund is designed to maximize after-tax total return, the Fund may not be suitable for tax-exempt investors.
Investors should be willing to accept the risks associated with investments in equity securities issued by domestic and foreign issuers.

*   *   *

     Naturally, the Fund cannot assure a specific rate of return or that principal will be protected. The value of the Fund's shares can be expected to move up and down depending upon market conditions.
Consequently, appreciation may be obtained in periods of generally rising markets, while in declining markets, the value of its shares may, of course, decline. For this reason, the Fund is not appropriate for short-term investors. However, through the cautious selection and supervision of its portfolio, the Fund will strive to achieve its objective set forth above.


     Investors should not consider a purchase of shares of the Fund as equivalent to a complete investment program. Delaware Investments includes a family of funds, generally available through registered investment dealers, which may be used together to create a more complete investment program.


INVESTMENT STRATEGY

     In attempting to achieve its investment objective, the Fund under normal circumstances will invest at least 90% of its net assets in a widely diversified portfolio of common stocks, securities convertible into common stocks and instruments whose returns depend upon stock market prices. An emphasis will be placed on lower-dividend or non-dividend paying common stocks of companies which the Manager believes to have superior appreciation potential.


     Investments in securities convertible into common stock will be made on the basis of the common stocks into which such securities are convertible, and not on the basis of the debt ratings of such securities. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities (defined as common stocks and securities convertible into common stocks). The Fund may invest up to 10% of its total assets in foreign securities. See Other
Investment Policies and Special Risk Considerations for additional information.


     Over time, common stock mutual funds generally accumulate capital gains as the securities in their portfolios appreciate. In most cases, the active management of these funds will involve a significant amount of portfolio security trading, leading to the realization of capital gains which will be taxable when distributed to fund shareholders.
Primarily as a result of these taxable capital gains distributions, the after-tax return to a taxable investor in the fund with even moderate portfolio turnover can be substantially lower than the pre-tax return. The Manager believes that, in order to achieve the best possible after-tax return for taxable investors, investment strategies must be employed which will minimize portfolio turnover and postpone the realization of accrued capital gains.

     Some realization of capital gains will, of course, be inevitable.
For example, portfolio securities must be sold as they mature in order to avoid negative growth. In addition, merger and acquisition activities in the marketplace will result in unavoidable sales of portfolio securities. The Manager will attempt to minimize such capital gains to the extent possible by, for example, realizing accrued losses in the portfolio to offset such gains. To help reduce realized capital gains when the sale of appreciated securities is necessary, the Manager will also seek to sell share lots that qualify for long-term capital gains treatment and have the highest cost basis.


     From time to time, the Manager may also employ a trading strategy which involves the use of options, futures contracts and other derivative products to hedge against anticipated market movements, rather than a more traditional strategy that would involve the purchase and sale of portfolio securities in anticipation of such movements. For example, using a more traditional trading strategy, if an investment adviser anticipated a market decline with respect to a particular group of portfolio stocks with significant unrealized gains, the adviser would sell the stocks, realize any gains and make a taxable distribution of such gains to shareholders. If market prices fall as anticipated, the fund will have avoided capital losses as a result of the fall in prices, but the fund will have incurred trading costs and investors will be taxed on the realized capital gains. In the event market prices rise, trading costs and tax consequences will be the same; however, the fund will have lost the opportunity to participate in the rising prices. Using the tax-sensitive trading strategy which the Manager intends to employ, rather than sell the Fund's portfolio securities, the Manager might, for example, buy a put option on the group of securities. If prices fall as anticipated, the decline in the value of the Fund's portfolio would be offset by the gain on the put options. Although this gain will be taxable, presumably the gain, and therefore the tax liability, will be significantly less than the gain that would have been realized had the Fund sold the underlying portfolio securities. The Fund will not incur trading costs, but will pay a premium for purchase of the put option.
In the event prices rise, the Fund will be in a significantly better position than had the underlying securities been sold. Although the Fund will have lost the premium it paid for the option, the Fund will participate fully in the rising stock prices and will have deferred the realization of capital gains (and the resulting tax liability of shareholders).


     In employing the investment strategy described above, the Fund may invest in various derivative instruments whose return depends on the prices of common stocks. These may include debt securities whose prices or interest rates are indexed to the return of a particular stock index, including a foreign stock index ("indexed securities"), swap agreements linked to a stock index or group of common stocks, option and futures contracts. The Fund may also lend its portfolio securities and sell its portfolio securities short. See Other
Investment Policies and Special Risk Considerations for a description of these investment practices.

     In normal conditions, the Manager will attempt to invest as much of the Fund's assets as is practical in common stocks, securities convertible into common stocks and instruments whose returns depend on stock market prices. However, the Fund may invest temporarily in certain short-term fixed-income securities. Such securities may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. These securities include obligations of the U.S. government and its agencies or instrumentalities, commercial paper, bank certificates of deposit and bankers' acceptances, and repurchase agreements. The Fund may invest in these securities without limitation if the Manager believes that market conditions warrant a temporary defensive posture.

*   *   *

     For additional information on the Fund's investment policies and certain risks associated with investments in certain types of securities, see Other Investment Policies and Special Risk
Considerations.

     Although the Fund will constantly strive to attain its objective, there can be no assurance that it will be attained.

     Because of the risks associated with the Fund's investments, the Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on shortterm stock market movements. On an informal basis, the Manager may compare the total return of the Fund to the total return of a broad based securities index, currently expected to be the Standard & Poor's 500
Index ("S&P 500"), with a view toward achieving after-tax total returns of the Fund in excess of the pre-tax total returns of such securities index. However, the Fund is not managed to replicate the securities contained in such indices and therefore may achieve returns which are less than or greater than such indices. Securities indices are unmanaged and hence do not incur expenses while the Fund is subject to investment management and other expenses as set forth herein.

CLASSES OF SHARES

     The Distributor serves as the national distributor for the Fund.
Shares of the Class may be purchased directly by contacting the Fund or its agent or through authorized investment dealers. All purchases of shares of the Class are made at net asset value. There is no front-end or contingent deferred sales charge.

     INVESTMENT INSTRUCTIONS GIVEN ON BEHALF OF PARTICIPANTS IN AN
EMPLOYER-SPONSORED RETIREMENT PLAN ARE MADE IN ACCORDANCE WITH
DIRECTIONS PROVIDED BY THE EMPLOYER. EMPLOYEES CONSIDERING PURCHASING
SHARES OF THE CLASS AS PART OF THEIR RETIREMENT PROGRAM SHOULD CONTACT
THEIR EMPLOYER FOR DETAILS.

     Shares of the Class are available for purchase only by: (a)
retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-
exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor;
(c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with the Manager or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule
12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-
worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES


     In addition to offering Tax-Efficient Equity Fund Institutional
Class of shares, the Fund also offers: Tax-Efficient Equity Fund A
Class, Tax-Efficient Equity Fund B Class and Tax-Efficient Equity Fund
C Class, which are described in a separate prospectus. Class A Shares, Class B Shares and Class C Shares may be purchased through authorized investment dealers or directly by contacting the Fund or its Distributor. Class A Shares, Class B Shares and Class C Shares may have different sales charges and other expenses which may affect performance. To obtain a prospectus relating to such classes, contact the Distributor by writing to the address or by calling the phone number listed on the cover of this Prospectus.


HOW TO BUY SHARES

     The Fund makes it easy to invest by mail, by wire, by exchange and by arrangement with your investment dealer. In all instances, investors must qualify to purchase shares of the Class.

INVESTING DIRECTLY BY MAIL


1. Initial Purchases-An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to the Fund and Class selected, to Delaware Investments at 1818 Market Street,
Philadelphia, PA 19103.


2. Subsequent Purchases-Additional purchases may be made at any time by mailing a check payable to the Fund and Class selected. Your check should be identified with your name(s) and account number.

INVESTING DIRECTLY BY WIRE

     You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number
1412893401 (include your name(s) and your account number for the Fund and Class in which you are investing).

1. Initial Purchases-Before you invest, telephone the Client Services
Department to get an account number at 800-828-5052. If you do not call first, it may delay processing your investment. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, to the Fund and Class selected by you, to Delaware Investments at 1818 Market
Street, Philadelphia, PA 19103.

2. Subsequent Purchases-You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You must advise your Client Services Representative by telephone at 800-828-
5052 prior to sending your wire.

INVESTING BY EXCHANGE


     If you have an investment in another mutual fund in the Delaware
Investments family and you qualify to purchase shares of the Class, you may write and authorize an exchange of part or all of your investment into the Fund. However, Class B Shares and Class C Shares of the Fund and Class B Shares and Class C Shares of the other funds in the Delaware Investments family offering such a class of shares may not be exchanged into the Class. If you wish to open an account by exchange, call your Client Services Representative at 800-828-5052 for more information. See Redemption and Exchange for more complete information concerning your exchange privileges.


INVESTING THROUGH YOUR INVESTMENT DEALER

     You can make a purchase of Fund shares through most investment dealers who, as part of the service they provide, must transmit orders promptly to the Fund. They may charge for this service.

PURCHASE PRICE AND EFFECTIVE DATE

     The purchase price (net asset value) of the Class is determined as of the close of regular trading on the New York Stock Exchange
(ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

     The effective date of a purchase made through an investment dealer is the date the order is received by the Fund. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the share price is determined, as noted above. Purchase orders received after such time will be effective the next business day.

THE CONDITIONS OF YOUR PURCHASE


     The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. The Fund reserves the right to reject purchases by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.


     The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under $250 as a result of redemptions.

REDEMPTION AND EXCHANGE

     REDEMPTION AND EXCHANGE REQUESTS MADE ON BEHALF OF PARTICIPANTS
IN AN EMPLOYER-SPONSORED RETIREMENT PLAN ARE MADE IN ACCORDANCE WITH
DIRECTIONS PROVIDED BY THE EMPLOYER. EMPLOYEES SHOULD THEREFORE
CONTACT THEIR EMPLOYER FOR DETAILS.

     Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order. For example, redemption or exchange requests received in good order after the time the net asset value of shares is determined, will be processed on the next business day. See Purchase
Price and Effective Date under How to Buy Shares. Except as otherwise noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. With regard to exchanges, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Fund at 800-828-5052. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

     All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

     The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will not honor redemption requests as to shares for which a check was tendered as payment until the Fund is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.


     Shares of the Class may be exchanged into any other Delaware
Investments mutual fund provided: (1) the investment satisfies the eligibility and other requirements set forth in the prospectus of the fund being acquired, including the payment of any applicable front-end sales charge; and (2) the shares of the fund being acquired are in a state where that fund is registered. If exchanges are made into other shares that are eligible for purchase only by those permitted to purchase shares of the Class, such shares will be exchanged at net asset value. Shares of the Class may not be exchanged into the Class B
Shares or Class C Shares of the funds in the Delaware Investments family. The Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.


     Various redemption and exchange methods are outlined below. No fee is charged by the Fund or the Distributor for redeeming or exchanging your shares, although, in the case of an exchange, a sales charge may apply. You may also have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

     All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

WRITTEN REDEMPTION AND EXCHANGE


     You can write to the Fund at 1818 Market Street, Philadelphia, PA
19103 to redeem some or all of your shares or to request an exchange of any or all your shares into another mutual fund in the Delaware
Investments family, subject to the same conditions and limitations as other exchanges noted above. The request must be signed by all owners of the account or your investment dealer of record.


     For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and may require a signature guarantee. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is normally mailed the next business day after receipt of your redemption request. Certificates are issued for shares only if you submit a specific request. If your shares are in certificate form, the certificates(s) must accompany your request and also be in good order.

     You also may submit your written request for redemption or exchange by facsimile transmission at the following number: 215-255-
8864.

TELEPHONE REDEMPTION AND EXCHANGE


     To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares
(without charge) for you. If you choose to have your shares in certificate form, you may redeem or exchange only by written request and you must return your certificate(s).


     The Telephone Redemption-Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

     Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or its Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

TELEPHONE REDEMPTION-CHECK TO YOUR ADDRESS OF RECORD

     You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record.
Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request.

TELEPHONE REDEMPTION-PROCEEDS TO YOUR BANK

     Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must submit a written authorization and you may need to have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account.
There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call your Client
Services Representative prior to the time the net asset value is determined, as noted above.

TELEPHONE EXCHANGE


     You or your investment dealer of record can exchange shares into any fund in the Delaware Investments family under the same registration. As with the written exchange service, telephone exchanges are subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.


DIVIDENDS AND DISTRIBUTIONS

     Mutual Funds III, Inc. currently intends to make annual payments from the Fund's net investment income. Payments from the Fund's net realized security profits will be made during the first quarter of the next fiscal year. Both dividends and distributions, if any, are automatically reinvested in your account at net asset value.

     Each class of the Fund will share proportionately in the investment income and expenses of the Fund, except that the Class will not incur any distribution fee under Mutual Funds III, Inc.'s 12b-1
Plans which apply to Tax-Efficient Equity Fund A Class, B Class and C
Class.

TAXES

     The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.


     The Fund intends to qualify as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies certain other requirements relating to the sources of its income and diversification of its assets.

     On August 5, 1997, President Clinton signed into law the Taxpayer
Relief Act of 1997 (the "1997 Act"). This new law makes sweeping changes in the Code. Because many of these changes are complex, and only indirectly affect the Fund and its distributions to you, they are discussed in Part B. Changes in the treatment of capital gains, however, are discussed in this section.

     The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. For corporate investors, dividends from net investment income will generally qualify in part for the corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be designated each year in a notice from Mutual Funds III, Inc. to the Fund's shareholders.

     Distributions paid by the Fund from long-term capital gains, received in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

THE TREATMENT OF CAPITAL GAIN DISTRIBUTIONS UNDER THE TAXPAYER RELIEF
ACT OF 1997

     The 1997 Act creates a category of long-term capital gain for individuals who will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum rate of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum rate of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when the Fund's securities were sold and how long they were held by the Fund before they were sold.
Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.

     Mutual Funds III, Inc. will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.


     Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.


     The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund and any other fund in the Delaware
Investments family. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.


     The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities.


     In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes. For example, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Because investors' state and local taxes may be different than the federal taxes described above, investors should consult their own tax advisers.

     Each year, Mutual Funds III, Inc. will mail to you information on the tax status of the Fund's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.


     The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

     See Part B for additional information on tax matters relating to the Fund and its shareholders.

CALCULATION OF NET ASSET VALUE PER SHARE

     The purchase and redemption price of Class shares is the net asset value ("NAV") per share of the Class next computed after the order is received. The NAV is computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

     The NAV per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Debt securities are priced on the basis of valuations provided by an independent pricing service using methods approved by Mutual Funds III, Inc.'s Board of Directors. Equity securities for which marked quotations are available are priced at market value. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value.
All other securities are valued at their fair value as determined in good faith and in a method approved by Mutual Funds III, Inc.'s Board of Directors.

     The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that the Class will not incur any of the expenses under the Fund's 12b-1
Plans and the Class A, B and C Shares alone will bear the 12b-1 Plan fees payable under their respective Plans.

MANAGEMENT OF THE FUND

DIRECTORS

     The business and affairs of Mutual Funds III, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Mutual Funds III, Inc.'s directors and officers.

INVESTMENT MANAGER

     The manager furnishes investment management services to the fund.


     The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On April 30, 1998, the
Manager and its affiliates within Delaware Investments, including
Delaware International Advisers Ltd., were managing in the aggregate more than $45 billion in assets in various institutional or separately managed (approximately $27,330,570,000) and investment company
(approximately $17,773,730,000) accounts.

     The Manager is a series of Delaware Management Business Trust.
The Manager changed its form of organization from a corporation to a business trust on March 1, 1998. The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On
April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln
National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

     The Manager administers the affairs of and is ultimately responsible for the investment management of the Fund under an Investment Management Agreement with Mutual Funds III, Inc. on behalf of the Fund dated June 26, 1997. Under the Investment Management
Agreement for the Fund, the Manager is paid an annual fee equal to 0.75% on the first $500 million of average daily net assets, 0.725% on the next $500 million and 0.70% on the average daily net assets in excess of $1 billion. For the fiscal year ended April 30, 1998, investment management fees accrued by the Fund amounted to 0.75%
(annualized) of average daily net assets and 0.23% (annualized) of average daily net assets was paid considering the waiver of fees by the Manager.

     George H. Burwell has primary responsibility for making day-to-day investment decisions for the Fund. Mr. Burwell holds a BA from the University of Virginia. Prior to joining Delaware Investments in 1992,
Mr. Burwell was a portfolio manager for Midlantic Bank in Edison, New
Jersey, where he managed an equity mutual fund and three commingled funds. Mr. Burwell is a CFA charterholder.

     In making investment decisions for the Fund, Mr. Burwell regularly consults with Wayne A. Stork and Richard G. Unruh, Jr. Mr.
Stork, Chairman of the Manager's and Mutual Funds III, Inc.'s Boards of Directors, is a graduate of Brown University and attended New York
University's Graduate School of Business Administration. Mr. Stork joined Delaware Investments in 1962 and has served in various executive capacities at different times within the Delaware organization. A graduate of Brown University, Mr. Unruh received his MBA from the University of Pennsylvania's Wharton School and joined
Delaware Investments in 1982 after 19 years of investment management experience with Kidder, Peabody & Co. Inc. Mr. Unruh is an Executive
Vice President of Mutual Funds III, Inc. He is also a member of the Board of the Manager and was named an Executive Vice President of the Manager in 1994.


PORTFOLIO TRADING PRACTICES

     The Fund normally will not invest for short-term trading purposes. However, the Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of the Fund and may affect taxes payable by the Fund's shareholders. Given the Fund's investment objective, its annual portfolio turnover rate is not expected to exceed 100%. A turnover rate of 100% would occur, for example, if all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year.


     The Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or to their advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Fund may consider a broker/dealer's sales of shares of funds in the Delaware Investments family in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.


PERFORMANCE INFORMATION

     From time to time, the Fund may quote total return performance of its Class in advertising and other types of literature.

     Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value.
Each presentation will include the average annual total return for one-, five- and ten-year (or life of fund, if applicable) periods. The
Fund may also advertise aggregate and average total return information concerning the Class over additional periods of time.

     Because securities prices fluctuate, investment results of the Class will fluctuate over time and past performance should not be considered a guarantee of future results.

STATEMENTS AND CONFIRMATIONS

     You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling your Client Services Representative.

FINANCIAL INFORMATION ABOUT THE FUND

     Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and per-formance. Mutual
Funds III, Inc.'s fiscal year ends on April 30.

DISTRIBUTION AND SERVICE


     The Distributor, Delaware Distributors, L.P., serves as the national distributor of the Fund's shares under a Distribution
Agreement with Mutual Funds III, Inc. dated June 26, 1997. The
Distributor bears all of the costs of promotion and distribution.


     The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund under an agreement dated May 1, 1997. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The directors annually review service fees paid to the Transfer Agent. Certain recordkeeping services and other shareholder services that otherwise would be performed by the Transfer Agent may be performed by certain other entities and the Transfer Agent may elect to enter into an agreement to pay such other entities for those services. In addition, participant account maintenance fees may be assessed for certain recordkeeping services provided as part of retirement plan and administration service packages. These fees are based on the number of participants in the plan and the various services selected by the employer. Fees will be quoted upon request and are subject to change.

     The Distributor and the Transfer Agent are indirect, wholly owned subsidiaries of DMH.


*   *   *

     As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January
1, 2000. This is commonly known as the "Year 2000 Problem." Mutual
Funds III, Inc. is taking steps to obtain satisfactory assurances that the Fund's major service providers are taking steps reasonably designed to address the Year 2000 Problem with respect to the computer systems that such service providers use. There can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of the Fund.

     Several European countries are participating in the European
Economic and Monetary Union, which will establish a common European currency for participating countries. This currency will commonly be known as the "Euro." It is anticipated that each such participating country will replace its existing currency with the Euro on January 1, 1999. Additional European countries may elect to participate after that date. If the Fund is invested in securities of participating countries it could be adversely affected if the computer systems used by its major service providers are not properly prepared to handle the implementation of this single currency or the adoption of the Euro by additional countries in the future. Mutual Funds III, Inc. is taking steps to obtain satisfactory assurances that the major service providers of Fund are taking steps reasonably designed to address these matters with respect to the computer systems that such service providers use. There can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of the Fund.


EXPENSES

     The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement.

SHARES

     Mutual Funds III, Inc. is an openend management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Mutual Funds III, Inc.
was organized as a Minnesota corporation in January 1985. In addition to the Fund, Mutual Funds III, Inc. presently also offers two other series of shares - the Aggressive Growth Fund series and the Growth
Stock Fund series. Fund shares have a par value of $.01, equal voting rights, except as noted below, and are equal in all other respects.
Each fund will vote separately on any matter which affects only that fund. Shares of each fund have a priority over shares of any other fund of Mutual Funds III, Inc. in the assets and income of that fund.

     All of the shares have noncumulative voting rights which means that the holders of more than 50% of Mutual Funds III, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Minnesota law, Mutual Funds III, Inc.
is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act.

     In addition to Institutional Class shares, the Fund offers Class
A Shares, Class B Shares and Class C Shares. Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other classes of the Fund, except that shares of the Class are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule
12b-1 relating to Class A, Class B and Class C Shares. Similarly, as a general matter, the shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B
Shares of the Fund may vote on any proposal to increase materially the fees to be paid by the Fund under the 12b-1 Plan relating to Class A
Shares.

OTHER INVESTMENT POLICIES AND SPECIAL RISK CONSIDERATIONS

RULE 144A SECURITIES

     The Fund may invest in restricted securities, including privately placed securities, some of which may be eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 15% of the value of its net assets in illiquid securities.

     While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's
15% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

     If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's
15% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

INDEXED SECURITIES

     Indexed securities include commercial paper, certificates of deposit and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the return of a particular stock index or group of stocks. Indexed securities can be affected by changes in interest rates and the creditworthiness of their issuers as well as stock prices and may not track market returns as accurately as direct investments in common stocks.

     Indexed securities in which the Fund may invest include Foreign
Index Linked Instruments. Foreign Index Linked Instruments are fixed-income securities which are issued by U.S. issuers (including U.S.
subsidiaries of foreign issuers) and are denominated in U.S. dollars but return principal and/or pay interest to investors in amounts which are linked to the level of a particular foreign index. A foreign index may be based upon the exchange rate of a particular currency or currencies or the differential between two currencies, or the level of interest rates in a particular country or countries, or the differential in interest rates between particular countries. In the case of Foreign Index Linked Instruments linking the principal amount to a foreign index, the amount of principal payable by the issuer at maturity will increase or decrease in response to changes in the level of the foreign index during the term of the Foreign Index Linked
Instrument. In the case of Foreign Index Linked Instruments linking the interest component to a foreign index, the amount of interest payable will adjust periodically in response to changes in the level of the foreign index during the term of the Foreign Index Linked
Instrument. Foreign Index Linked Instruments may be issued by a U.S.
governmental agency or instrumentality or by a private issuer.

SWAP AGREEMENTS

     Swap agreements typically involve a commitment by the Fund to pay specified amounts (such as fixed or floating interest rates) at regular intervals in return for all or a portion of the investment return of a particular stock index or group of stocks. As with stock index options and futures (discussed below), swap agreements provide exposure to the stock market, but may not track market returns as accurately as direct investments in common stocks. In addition, the Fund typically depends on the credit of a single counterparty when investing in a swap agreement, and may suffer a loss irrespective of the value of the underlying index if the counterparty's credit declines. The Fund will usually enter into swap agreements on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap agreement will be accrued on a daily basis, and an amount of cash, U.S.
government securities or other liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the Fund enters into a swap agreement on other than a net basis, the Fund will maintain a segregated account in the full amount, accrued on a daily basis, of the Fund's obligations with respect to the swap.

INVESTMENT COMPANY SECURITIES

     Any investments that the Fund makes in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940
Act's current limitations, the Fund may not (1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. If the Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%.
These percentage limitations also apply to the Fund's investments in unregistered investment companies.

REPURCHASE AGREEMENTS


     In order to invest its short-term cash reserves or when in a temporary defensive posture, the Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by the Manager, under guidelines approved by the Board of Directors. A repurchase agreement is a short-term investment in which the purchaser
(i.e. the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period.
Generally, repurchase agreements are of short duration, often less than one week but on occasion for longer periods. Not more than 15% of the Fund's assets may be invested in illiquid securities, including repurchase agreements of over seven-days' maturity. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Fund, if any, would be the difference between the repurchase price and the market value of the security. The Fund will limit its investments in repurchase agreements to those which the Manager under guidelines of the Board of Directors determines to present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of at least 102% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

     The Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment.
The Fund will maintain with its custodian bank a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

HEDGING TRANSACTIONS

     The Fund may write covered call options and secured put options and purchase call and put options on securities and security indices.
The Fund may also engage in transactions in financial futures contracts and related options for hedging purposes. These investment techniques and the related risks are summarized below and are described in more detail in Part B.

OPTIONS

     The Manager may employ options techniques in an attempt to protect appreciation attained and to take advantage of the liquidity available in the options market. The Fund may purchase call options on foreign or U.S. securities and indices and enter into related closing transactions and the Fund may write covered call options on such securities. The Fund may also purchase put options on such securities and indices and enter into related closing transactions.

     A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. A covered call option obligates the writer, in return for the premium received, to sell the securities subject to the option to the purchaser of the option for an agreed upon price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or take advantage of a rise in a particular index. The
Fund will only purchase call options to the extent that premiums paid on all outstanding call options do not exceed 2% of its total assets.

     A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period, and the writer of the option has the obligation to purchase the security from the purchaser of the option. The Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 2% of its total assets. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline.

     An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

     Closing transactions essentially let the Fund offset put options or call options prior to exercise or expiration. If the Fund cannot effect closing transactions, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

     In purchasing put and call options, the premium paid by the Fund plus any transaction costs will reduce any benefit realized by the Fund upon exercise of the option. With respect to writing covered call options, the Fund may lose the potential market appreciation of the securities subject to the option, if the Manager's judgment is wrong and the price of the security moves in the opposite direction from what was anticipated.

     The Fund may use both Exchange-traded and over-the-counter options. Certain over-the-counter options may be illiquid. The Fund will only invest in such options to the extent consistent with its 15% limitation on investment in illiquid securities. The Fund will comply with Securities and Exchange Commission asset segregation and coverage requirements when engaging in these types of transactions.

FUTURES

     Futures contracts are agreements for the purchase or sale for future delivery of securities. When a futures contract is sold, the Fund incurs a contractual obligation to deliver the securities underlying the contract at a specified price on a specified date during a specified future month. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities called for by the contract at a specified price during a specified future month.

     While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When the Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Fund's custodian bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such account, depending upon changes in the price of the underlying securities subject to the futures contract.

     The Fund may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.

     The purpose of the purchase or sale of futures contracts consisting of U.S. government securities is to protect the Fund against the adverse effects of fluctuations in interest rates without actually buying or selling such securities. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of U.S.
government securities at higher prices.

OTHER INVESTMENT POLICIES

     Although the Fund is permitted under certain circumstances to borrow money, the Fund normally will not do so. The Fund will not purchase new securities whenever borrowings exceed 5% of the value of the total assets of the Fund.

     The Fund may not concentrate investments in any industry, which means that the Fund may generally not invest more than 25% of its assets in any one industry. The term "industry" will be deemed to include the government of any country other than the United States, but not the U.S. Government.

*   *   *

     Certain other fundamental and nonfundamental investment restrictions adopted by the Fund are described in Part B.

For more information, call
Delaware Investments at 800-828-5052.

INVESTMENT MANAGER

Delaware Management Company

One Commerce Square
Philadelphia, PA 19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens
& Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245


www.delawarefunds.com

[RECYCLED LOGO OMITTED] Printed in the U.S.A. on recycled paper.
P-440 [--] PP 7/98


---------------
TAX-EFFICIENT
EQUITY
FUND
INSTITUTIONAL
---------------

PROSPECTUS
JUNE 29, 1998

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PROSPECTUS

JUNE 29, 1998


[GRAPHIC OMITTED: DELAWARE INVESTMENTS LOGO]


A Class
B Class
C Class

[GRAPHIC OMITTED: DELAWARE INVESTMENTS LOGO]

[GRAPHIC OMITTED: DRAWING OF FAMILY ON LAND]


Table of
Contents

Cover Page                              1
Synopsis                                2
Summary of Expenses                     4
Financial Highlights                    6
Investment Objectives and Policies
   SUITABILITY                         10
   INVESTMENT STRATEGY                 10
The Delaware Difference
   PLANS AND SERVICES                  12

Classes of Shares                      14

How to Buy Shares                      20
Redemption and Exchange                23
Dividends and Distributions            28
Taxes                                  29
Calculation of Offering Price and
   Net Asset Value Per Share           31
Management of the Funds                32
Other Investment Policies and
   Risk Considerations                 36




Aggressive Growth Fund
Growth Stock Fund
A Class/B Class/C Class

June 29, 1998

1818 MARKET STREET, PHILADELPHIA, PA 19103


FOR PROSPECTUS AND PERFORMANCE:
NATIONWIDE 800-523-1918


INFORMATION ON EXISTING ACCOUNTS:
(SHAREHOLDERS ONLY)
NATIONWIDE 800-523-1918

DEALER SERVICES:
(BROKER/DEALERS ONLY)
NATIONWIDE 800-362-7500

REPRESENTATIVES OF FINANCIAL INSTITUTIONS:
NATIONWIDE 800-659-2265

     This Prospectus describes shares of Aggressive Growth Fund series and Growth Stock Fund series (individually a "Fund" and collectively the "Funds") of Voyageur Mutual Funds III, Inc.
("Mutual Funds III, Inc."), a professionally managed mutual fund of the series type.


     Aggressive Growth Fund's investment objective is long-term capital appreciation which the Fund attempts to achieve by investing primarily in equity securities of companies which Delaware
Management Company (the "Manager") believes have the potential for high earnings growth. Growth Stock Fund's investment objective is long-term capital appreciation through investment in equity securities diversified among individual companies and industries.
There is no assurance that either Fund's investment objective will be achieved. See Investment Objectives and Policies.


     Each Fund offers three retail classes of shares: "Class A
Shares," "Class B Shares" and "Class C Shares" (individually, a
"Class" and collectively, the "Classes").


     This Prospectus relates only to the Classes listed above and sets forth information that you should read and consider before you invest. Please retain it for future reference. An investment in either Fund involves certain risks and requires consideration of such risks. The Funds' Statement of Additional Information ("Part
B" of Mutual Funds III, Inc.'s registration statement), dated June
29, 1998, as it may be amended from time to time, contains additional information about the Funds and has been filed with the Securities and Exchange Commission ("SEC"). Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers. Each Fund's financial statements appear in the Annual Report of Mutual Funds III, Inc.
for the fiscal year ended April 30, 1998, which will accompany any response to requests for Part B. The SEC also maintains a Web site
(http://www.sec.gov) that contains Part B, material we incorporated by reference and other information regarding registrants that electronically file with the SEC.


     Each Fund also offers an Institutional Class, which is available for purchase only by certain investors. A prospectus for the Funds' Institutional Classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS.
MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN;
HOWEVER, SHARES OF THE FUNDS ARE NOT FDIC OR NCUSIF INSURED, ARE
NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT
OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL
AMOUNT INVESTED. SHARES OF THE FUNDS ARE NOT BANK OR CREDIT UNION
DEPOSITS.

SYNOPSIS

INVESTMENT OBJECTIVES

     Aggressive Growth Fund -- The investment objective of Aggressive
Growth Fund is long-term capital appreciation which the Fund attempts to achieve by investing primarily in equity securities of companies which the Manager believes have the potential for high earnings growth.

     Growth Stock Fund -- The investment objective of Growth Stock
Fund is long-term capital appreciation through investment in equity securities diversified among individual companies and industries.

     For further details, see Investment Objectives and Policies and Other Investment Policies and Risk Considerations.

RISK FACTORS AND SPECIAL CONSIDERATIONS

     Prospective investors should consider a number of factors:

     1. Each Fund invests in common stocks. The prices of common stocks, especially those of smaller companies, tend to fluctuate, particularly in the shorter term. Investors should be willing to accept the risks associated with investments in emerging and growth-oriented companies, some of the securities of which may be speculative and subject to additional investment risk. See
Investment Objectives and Policies.

     2. Each Fund may invest up to 10% of its total assets directly or indirectly in securities of issuers domiciled in foreign countries. Such investments involve certain risk and opportunity considerations not typically associated with investing in the United States. See Investment Objectives and Policies and Other
Investment Policies and Risk Considerations.

     3. Each Fund has the ability to engage in options transactions for hedging purposes to counterbalance portfolio volatility. While neither Fund engages in options transactions for speculative purposes, there are risks which result from the use of options, and an investor should carefully review the description of these risks in this Prospectus. Certain options may be considered to be derivative securities. See Investment Objectives and Policies and Other Investment Policies and Risk Considerations.


INVESTMENT MANAGER, SUB-ADVISER, DISTRIBUTOR AND TRANSFER AGENT

     The Manager is the investment manager for each Fund and, in that capacity, provides investment advice to each Fund, subject to the supervision of Mutual Funds III, Inc.'s Board of Directors. The
Manager also provides investment management services to certain of the other funds in the Delaware Investments family. The Manager employs Voyageur Asset Management LLC (the "Sub-Adviser") as
Growth Stock Fund's Sub-Adviser. Delaware Distributors, L.P. (the
"Distributor") is the national distributor for each Fund and for all of the other mutual funds in the Delaware Investments family.
Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for each Fund and for all of the other mutual funds in the Delaware Investments family. See Summary of Expenses and Management of the Funds for further information regarding the Manager and the Sub-Adviser and the fees payable under each Fund's
Investment Management Agreement and the Sub-Advisory Agreement on behalf of Growth Stock Fund.

SALES CHARGES

     The price of each of the Class A Shares includes a maximum front-end sales charge of 4.75% of the offering price. The front-end sales charge is reduced on certain transactions of at least
$100,000 but under $1,000,000. For purchases of $1,000,000 or more, the front-end sales charge is eliminated; if a dealer's commission is paid in connection with those sales, a contingent deferred sales charge ("Limited CDSC") of 1% will be imposed if shares are redeemed during the first year after purchase and 0.50% will be imposed if shares are redeemed during the second year after the purchase. See Contingent Deferred Sales Charge for
Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange. Class A Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

     The price of each of the Class B Shares is equal to the net asset value per share. Class B Shares are subject to a contingent deferred sales charge ("CDSC") of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv)
1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase. See Deferred Sales Charge Alternative--Class B Shares and Automatic Conversion of Class B Shares under Classes of
Shares.


     The price of the Class C Shares is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

     See Classes of Shares and Distribution (12b-1) and Service under
Management of the Funds.

PURCHASE AMOUNTS

     Generally, the minimum initial investment in any Class is $1,000.
Subsequent investments generally must be at least $100.

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations for Class B Shares and Class C
Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A
Shares, and that Class A Shares are subject to lower annual 12b-1
Plan expenses than Class B and Class C Shares and generally are not subject to a CDSC. The minimum and maximum purchase amounts for retirement plans may vary. See How to Buy Shares.

REDEMPTION AND EXCHANGE

     Class A Shares of each Fund may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Funds nor the Distributor assesses a charge for redemptions or exchanges of Class A Shares, except for certain redemptions of shares purchased at net asset value, which may be subject to a CDSC if a dealer's commission was paid in connection with such purchases. See Front-End Sales Charge
Alternative--Class A Shares under Classes of Shares.

     Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Funds nor the Distributor assesses any charges other than the CDSC for redemptions or exchanges of Class B or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See Redemption and Exchange.

OPEN-END INVESTMENT COMPANY

     Mutual Funds III, Inc. is an open-end, registered management investment company. Each Fund operates as a diversified fund as defined under the Investment Company Act of 1940 Act (the "1940
Act"). Mutual Funds III, Inc. was organized as a Minnesota corporation in January 1985. See Shares under Management of the Funds.



SUMMARY OF
EXPENSES

     A general comparison of the sales arrangements and other expenses applicable to Class A, Class B and Class C Shares of each Fund follows.

                                             AGGRESSIVE
                                             GROWTH FUND
                                    CLASS A    CLASS B    CLASS C
SHAREHOLDER TRANSACTION EXPENSES     SHARES     SHARES     SHARES
-----------------------------------------------------------------
Maximum Sales Charge Imposed
  on Purchases (as a percentage
  of offering price)                   4.75%      None       None
Maximum Sales Charge Imposed
  on Reinvested Dividends (as a
  percentage of offering price)        None       None       None
Maximum Contingent Deferred
  Sales Charge (as a percentage
  of original purchase price or
  redemption proceeds, as
  applicable)                          None 1     4.00% 2    1.00% 3
Redemption Fees                        None 4     None 4     None 4

                                          GROWTH STOCK FUND
                                    CLASS A    CLASS B    CLASS C
SHAREHOLDER TRANSACTION EXPENSES     SHARES     SHARES     SHARES
-----------------------------------------------------------------
Maximum Sales Charge Imposed
  on Purchases (as a percentage
  of offering price)                   4.75%      None       None
Maximum Sales Charge Imposed
  on Reinvested Dividends (as a
  percentage of offering price)        None       None       None
Maximum Contingent Deferred
  Sales Charge (as a percentage
  of original purchase price or
  redemption proceeds, as
  applicable)                          None 1     4.00% 2    1.00% 3
Redemption Fees                        None 4     None 4     None 4


                                              AGGRESSIVE
ANNUAL OPERATING EXPENSES                    GROWTH FUND
  (AS A PERCENTAGE OF               CLASS A    CLASS B    CLASS C
AVERAGE DAILY NET ASSETS)            SHARES     SHARES     SHARES
-----------------------------------------------------------------
Management Fees
  (after voluntary waivers)5/6        0.46%      0.46%      0.46%
12b-1 Expenses
  (including service fees)            0.25% 7    1.00% 7    1.00% 7
Other Operating Expenses              1.04%      1.04%      1.04%
                                      -----      -----      ----
Total Operating Expenses
  (after voluntary waivers)5          1.75%      2.50%      2.50%
                                      =====      =====      =====

ANNUAL OPERATING EXPENSES               GROWTH STOCK FUND
(AS A PERCENTAGE OF                 CLASS A    CLASS B    CLASS C
AVERAGE DAILY NET ASSETS)            SHARES     SHARES     SHARES
-----------------------------------------------------------------
Management Fees
  (after voluntary waivers)5/6         0.93%      0.93%      0.93%
12b-1 Expenses
  (including service fees)             0.25% 7    1.00% 7    1.00% 7
Other Operating Expenses               0.57%      0.57%      0.57%
                                      =====      =====      =====
Total Operating Expenses
  (after voluntary waivers)5           1.75%      2.50%      2.50%
                                      =====      =====      =====

1 Class A purchases of $1 million or more may be made at net asset value. However, if in connection with any such purchase a dealer commission is paid to the financial adviser through whom such purchase is effected, a Limited CDSC of 1% will be imposed on certain redemptions made during the first year after purchase and 0.50% will be imposed on certain redemptions made during the second year after purchase. Additional Class A purchase options involving the imposition of a CDSC may be permitted as described in this Prospectus from time to time. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset
  Value under Redemption and Exchange.

2 Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii)
  2% if shares are redeemed during the fifth year following purchase;
  (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. See Deferred Sales Charge
  Alternative--Class B Shares under Classes of Shares.

3 Class C Shares are subject to a CDSC of 1% if the shares are redeemed within 12 months of purchase. See Level Sales Charge
  Alternative--Class C Shares under Classes of Shares.

4 CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.

5 The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by Aggressive Growth Fund and Growth Stock Fund and to pay each Fund's expenses to the extent necessary to ensure that total operating expenses of each Class do not exceed on an annualized basis (exclusive of 12b-1 Plan Expenses, taxes, interest, brokerage commissions and extraordinary expenses)
  1.50% through December 31, 1998. In the absence of voluntary waivers, "Total Operating Expenses" for Aggressive Growth Fund would be
  2.29%, 3.04% and 3.04% for Class A, Class B and Class C Shares, respectively and for Growth Stock Fund would be 1.82%, 2.57% and 2.57% for Class A, Class B and Class C Shares, respectively.

6 The Fund's management fee without voluntary waivers and payments would be 1.00%.

7 Class A Shares, Class B Shares and Class C Shares are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities
  Dealers, Inc. (the "NASD"). See Distribution (12b-1) and Service under Management of the Funds.

     Investors utilizing the Asset Planner asset allocation service also typically incur an annual maintenance fee of $35 per Strategy.
However, the annual maintenance fee is waived until further notice.
Investors who utilize the Asset Planner for an Individual Retirement
Plan ("IRA") will pay an annual IRA fee of $15 per Social Security number. See Asset Planner in
Part B.

     For expense information about the Funds' Institutional Classes, see the separate prospectus relating to those classes.

     The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming
(1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and (3) for Class B Shares and Class C
Shares, payment of a CDSC at the time of redemption, if applicable.
The following example assumes the voluntary waiver of the management fee by the Manager as discussed in this Prospectus.

AGGRESSIVE GROWTH FUND
                             ASSUMING REDEMPTION
                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  ------     -------     -------     --------
Class A Shares     $64 1      $100        $138        $244
Class B Shares     $65        $108        $153        $265 2
Class C Shares     $35         $78        $133        $284

                            ASSUMING NO REDEMPTION
                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  ------     -------     -------     --------
Class A Shares     $64        $100        $138        $244
Class B Shares     $25         $78        $133        $265 2
Class C Shares     $25         $78        $133        $284


GROWTH STOCK FUND
                             ASSUMING REDEMPTION
                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  ------     -------     -------     --------
Class A Shares     $64 1      $100        $138        $244
Class B Shares     $65        $108        $153        $265 2
Class C Shares     $35         $78        $133        $284

                           ASSUMING NO REDEMPTION
                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  ------     -------     -------     --------
Class A Shares     $64        $100        $138         $244
Class B Shares     $25        $78         $133         $265 2
Class C Shares     $25        $78         $133         $284


1 Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited
  CDSC or other CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions made within 24 months after purchase. See Contingent Deferred Sales Charge for
  Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.


2 At the end of approximately eight years after purchase, Class B
  Shares of a Fund will be automatically converted into Class A
  Shares of that Fund. The example above assumes conversion of Class
  B Shares at the end of the eighth year. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed. Information for the ninth and tenth years reflects expenses of the Class A Shares. See
  Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature.

     THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR
FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR
LESS THAN THOSE SHOWN.

     The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in each Class will bear directly or indirectly.

FINANCIAL
HIGHLIGHTS


     The following financial highlights are derived from the financial statements of the Funds and have been audited by Ernst & Young
LLP, independent auditors for the year ended April 30, 1998 and by the Funds' previous independent auditors for the prior fiscal periods. The data for the most recent fiscal year should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP, all of which are incorporated by reference into Part B. Further information about the Funds' performance is contained in the Funds' Annual Report to shareholders. A copy of the Funds' Annual Report (including the report of Ernst & Young LLP) may be obtained from the Funds upon request at no charge.



                                                   AGGRESSIVE GROWTH FUND 1
                                                        CLASS A SHARES
                                       -------------------------------------------------
                                                                               PERIOD
                                                                              5/16/94 2
                                                   YEAR ENDED                 THROUGH
                                       4/30/98      4/30/97      4/30/96      4/30/95
Net asset value, beginning of
  period                               $11.770      $13.080      $10.400      $10.000

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                     (0.052)      (0.180)      (0.100)      (0.090)
Net realized and unrealized
  gain on investments                   11.127        0.960        3.270        0.490
                                       -------      -------      -------      -------
  Total from investment operations      11.075        0.780        3.170        0.400
                                       -------      -------      -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS
Distributions from net realized
  gain on investment transactions       (2.275)      (2.090)      (0.400)          --
Return of capital                           --           --       (0.090)          --
                                       -------      -------      -------      -------
     Total distributions                (2.275)      (2.090)      (0.490)          --
                                       -------      -------      -------      -------
Net asset value, end of period         $20.570      $11.770      $13.080      $10.400
                                       =======      =======      =======      =======
-----------------------------------------------------------------------------------------
TOTAL RETURN                            98.60% 3,5    4.34% 3,5   31.02% 3,5    4.00% 3,5
-----------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                      $31,926       $4,944       $4,334       $2,189
Ratio of expenses to average
  net assets                             1.75%        1.84%        2.01%        1.74%
Ratio of expenses to average
  net assets prior to expense
  limitation                             2.29%        2.65%        2.74%        2.97%
Ratio of net investment loss
  to average net assets                 (0.69%)      (1.38%)      (1.00%)      (1.21%)
Ratio of net investment loss
  to average net assets prior
  to expense limitation                 (1.23%)      (2.19%)      (1.73%)      (2.44%)
Portfolio turnover                        356%         180%         166%          88%
Average commission rate paid 6         $0.0600      $0.0600          N/A          N/A



                                                        AGGRESSIVE GROWTH FUND 1
                                                             CLASS B SHARES
                                                    ----------------------------------
                                                                              PERIOD
                                                                             4/16/96 2
                                                         YEAR ENDED          THROUGH
                                                    4/30/98      4/30/97     4/30/96

Net asset value, beginning of period                $11.570      $13.060     $11.910

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                                  (0.061)      (0.210)     (0.010)
Net realized and unrealized
  gain on investments                                10.766        0.810       1.160
                                                    -------      -------     -------
    Total from investment operations                 10.705        0.600       1.150
                                                    -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS
Distributions from net realized gain
on investment transactions                           (2.275)      (2.090)         --
Return of capital                                        --           --          --
                                                    -------      -------     -------
     Total distributions                             (2.275)      (2.090)         --
                                                    -------      -------     -------
Net asset value, end of period                      $20.000      $11.570     $13.060
                                                    =======      =======     =======
--------------------------------------------------------------------------------------
TOTAL RETURN                                         97.12% 4,5    2.84% 4,5   9.66% 4
--------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                                   $16,539          $95          $0
Ratio of expenses to average
  net assets                                          2.50%        2.57%       1.86%
Ratio of expenses to average
  net assets prior to expense
  limitation                                          3.04%        3.37%       1.86%
Ratio of net investment loss
  to average net assets                              (1.44%)      (1.97%)     (1.39%)
Ratio of net investment loss
  to average net assets prior
  to expense limitation                              (1.98%)      (2.77%)     (1.39%)
Portfolio turnover                                     356%         180%        166%
Average commission rate paid 6                      $0.0600      $0.0600         N/A

1 Effective May 1, 1995, Voyageur Fund Managers, Inc. assumed responsibility for
  Aggressive Growth Fund's investment management replacing George D. Bjurman, the
  Fund's sub-adviser. Beginning May 1, 1997, Delaware Management Company became the investment adviser to the Fund.

2 Commencement of operations. Ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.

3 Does not reflect any maximum front-end sales charge nor the Limited CDSC that varies from 0.50%-1% depending on the holding period for Aggressive Growth Fund A
  Class, applicable to certain redemptions made within two years after purchase. See
  Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased
  at Net Asset Value.

4 Does not reflect any CDSC that varies from 1%-4%, depending on the holding period for Aggressive Growth Fund B Class. See Contingent Deferred Sales Charge-- Class B
  Shares and Class C Shares.

5 Total return reflects expense limitations in effect for the Fund.

6 Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.



                                                 AGGRESSIVE GROWTH FUND 1
                                                      CLASS C SHARES
                                       ----------------------------------------------
                                                                               Period
                                                                              5/20/94 2
                                                 Year Ended                   through
                                       4/30/98      4/30/97      4/30/96      4/30/95
Net asset value, beginning
  of period                            $11.470      $12.880      $10.330      $10.000

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                     (0.071)      (0.230)      (0.210)      (0.160)
Net realized and unrealized
  gain on investments                   10.676        0.910        3.250        0.490
                                       -------      -------      -------      -------

  Total from investment
    operations                          10.605        0.680        3.040        0.330

LESS DIVIDENDS AND DISTRIBUTIONS
Distributions from net realized
  gain on investment transactions       (2.275)      (2.090)      (0.400)          --
Return of capital                           --           --       (0.090)          --
                                       -------      -------      -------      -------

  Total distributions                   (2.275)      (2.090)      (0.490)          --
                                       -------      -------      -------      -------

Net asset value, end of period         $19.800      $11.470      $12.880      $10.330
                                       =======      =======      =======      =======
---------------------------------------------------------------------------------------
TOTAL RETURN 3                          96.99% 4      3.58% 4     29.96% 4      3.30% 4
---------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                       $5,892         $222         $150         $128
Ratio of expenses to average
  net assets                             2.50%        2.62%        2.77%        2.40%
Ratio of expenses to average
  net assets prior to expense
  limitation                             3.04%        3.43%        3.50%        3.50%
Ratio of net investment loss
  to average net assets                 (1.44%)      (2.02%)      (1.73%)      (1.80%)
Ratio of net investment loss
  to average net assets prior
  to expense limitation                 (1.98%)      (2.83%)      (2.46%)      (2.90%)
Portfolio turnover                        356%         180%         166%          88%
Average commission rate paid 5         $0.0600      $0.0600          N/A          N/A

1 Effective May 1, 1995, Voyageur Fund Managers, Inc. assumed responsibility for
  Aggressive Growth Fund's investment management replacing George D. Bjurman, the
  Fund's sub- adviser. Beginning May 1, 1997, Delaware Management Company became the investment adviser to the Fund.

2 Commencement of operations. Ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.

3 Does not reflect the CDSC of 1% for Aggressive Growth Fund C Class for 12 months from the date of purchase. See Contingent Deferred Sales Charge--Class B Shares and
  Class C Shares.

4 Total return reflects expense limitations in effect for the Fund.

5 Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.



                                                      GROWTH STOCK FUND 1
                                                        CLASS A SHARES
                                       -----------------------------------------------
                                                      YEAR ENDED APRIL 30,
                                          1998      1997      1996      1995      1994

Net asset value, beginning
  of period                            $25.340   $23.660   $19.910   $17.510   $17.810

INCOME FROM INVESTMENT OPERATIONS
Net investment income
  (loss)                                 0.029     0.160     0.080     0.150     0.070
Net realized and unrealized
  gain (loss) on investments             8.591     3.360     4.820     2.770    (0.160)
                                       -------   -------   -------   -------   -------
Total from investment operations         8.620     3.520     4.900     2.920    (0.090)
                                       -------   -------   -------   -------   -------

LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment
  income                                (0.140)   (0.080)   (1.110)   (0.130)   (0.060)
Distributions from net realized
  gain on investment transactions       (1.990)   (1.760)   (1.040)   (0.390)   (0.150)
                                       -------   -------   -------   -------   -------
  Total dividends and distributions     (2.130)   (1.840)   (1.150)   (0.520)   (0.210)
                                       -------   -------   -------   -------   -------
Net asset value, end of period         $31.830   $25.340   $23.660   $19.910   $17.510
                                       =======   =======   =======   =======   =======
--------------------------------------------------------------------------------------
TOTAL RETURN 2                          35.27% 3  15.27%    25.00% 3  17.04% 3  (0.52%) 3
--------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                      $41,196   $34,255   $28,956   $23,651   $28,518
Ratio of expenses to average
  net assets                             1.75%     1.72%     1.78%     1.90%     1.90%
Ratio of expenses to average
  net assets prior to expense
  limitation                             1.82%     1.72%     1.87%     1.99%     2.13%
Ratio of net investment
  income (loss) to average
  net assets                             0.08%     0.68%     0.36%     0.75%     0.40%
Ratio of net investment
  income (loss) to average
  net assets prior to expense
  limitation                                --     0.68%     0.27%     0.66%     0.17%
Portfolio turnover                          9%       29%       37%       22%       34%
Average commission rate paid 4         $0.0600   $0.0600       N/A       N/A       N/A



                                                      GROWTH STOCK FUND 1
                                                        CLASS A SHARES
                                       -----------------------------------------------
                                                     YEAR ENDED APRIL 30,
                                          1993      1992      1991      1990      1989
Net asset value, beginning
  of period                            $23.810   $19.360   $18.850   $19.390   $16.100

INCOME FROM INVESTMENT OPERATIONS
Net investment income
  (loss)                                 0.050    (0.180)   (0.110)   (0.080)   (0.150)
Net realized and unrealized
  gain (loss) on investments             0.220     4.810     3.400     1.290     3.510
                                       -------   -------   -------   -------   -------
Total from investment operations         0.270     4.630     3.290     1.210     3.360
                                       -------   -------   -------   -------   -------

LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment
  income                                    --        --        --        --       --
Distributions from net realized
  gain on investment transactions       (6.270)   (0.180)   (2.780)   (1.750)   (0.070)
                                       -------   -------   -------   -------   -------
  Total dividends and distributions     (6.270)   (0.180)   (2.780)   (1.750)   (0.070)
                                       -------   -------   -------   -------   -------
Net asset value, end of period         $17.810   $23.810   $19.360   $18.850   $19.390
                                       -------   -------   -------   -------   -------
--------------------------------------------------------------------------------------
TOTAL RETURN 2                           1.51% 3  23.86% 3  20.51% 3   6.09% 3  20.92% 3
--------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                      $26,784   $19,351   $11,400   $10,331    $9,183
Ratio of expenses to average
  net assets                             1.90%     2.25%     2.36%     2.31%     2.42%
Ratio of expenses to average
  net assets prior to expense
  limitation                             2.70%     2.86%     2.86%     2.86%     3.00%
Ratio of net investment
  income (loss) to average
  net assets                             0.26%    (0.76%)   (0.67%)   (0.66%)   (0.69%)
Ratio of net investment
  income (loss) to average
  net assets prior to expense
  limitation                            (0.54%)   (1.37%)   (1.17%)   (1.21%)   (1.27%)
Portfolio turnover                         17%      143%      128%      115%       32%
Average commission rate paid 4             N/A       N/A       N/A       N/A       N/A

1 Effective September 1, 1990, Voyageur Fund Managers, Inc. replaced Investment
  Advisers, Inc. as the investment adviser and Wilke/Thompson Capital Management began acting as Growth Stock Fund's sub-investment adviser until January 1, 1992 when
  Voyageur Fund Managers, Inc. became the sole investment adviser to the Fund.
  Beginning May 1, 1997, Delaware Management Company became the investment adviser to the Fund and Voyageur Asset Management LLC began acting as Sub-Adviser to Growth
  Stock Fund.

2 Does not reflect any maximum front-end sales charge nor the Limited CDSC that varies from 0.50%-1% depending on the holding period for Class A Shares, applicable to certain redemptions made within two years after purchase. See Contingent Deferred
  Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value.

3 Total return reflects expense limitations in effect for the Fund.

4 Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.



                                            GROWTH STOCK FUND 1
                                              CLASS B SHARES
                                       ---------------------------
                                                            PERIOD
                                                           9/8/952
                                           YEAR ENDED      THROUGH
                                       4/30/98   4/30/97   4/30/96
Net asset value, beginning
  of period                            $24.930   $23.390   $21.640

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)            (0.165)       --     0.060
Net realized and unrealized
  gain (loss) on investments             8.425     3.300     2.960
                                       -------   -------   -------

  Total from investment operations       8.260     3.300     3.020
                                       -------   -------   -------

LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment
  income                                    --        --    (0.230)
Distributions from net realized
  gain on investment transactions       (1.990)   (1.760)   (1.040)
                                       -------   -------   -------

  Total dividends and distributions     (1.990)   (1.760)   (1.270)
                                       -------   -------   -------

Net asset value, end of period         $31.200   $24.930   $23.390
                                       =======   =======   =======
--------------------------------------------------------------------
TOTAL RETURN 3                          34.29% 4  14.50%    14.37% 4
--------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                       $1,903    $1,182      $454
Ratio of expenses to average
  net assets                             2.50%     2.47%     2.41%
Ratio of expenses to average
  net assets prior to expense
  limitation                             2.57%     2.47%     2.50%
Ratio of net investment
  income (loss) to average
  net assets                            (0.67%)   (0.01%)   (0.62%)
Ratio of net investment
  income (loss) to average net
  assets prior to expense
  limitation                            (0.74%)   (0.01%)   (0.71%)
Portfolio turnover                          9%       29%       37%
Average commission rate paid 5          $0.0600   $0.0600      N/A



                                            GROWTH STOCK FUND 1
                                              CLASS C SHARES
                                       -----------------------------
                                                            PERIOD
                                                          10/31/95 2
                                            YEAR ENDED     THROUGH
                                       4/30/98   4/30/97   4/30/96
Net asset value, beginning
  of period                            $24.930   $23.430   $22.610
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)            (0.192)    0.070     0.110
Net realized and unrealized
  gain (loss) on investments             8.442     3.220     2.000
                                       -------   -------   -------

  Total from investment operations       8.250     3.290     2.110
                                       -------   -------   -------

LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment
  income                                    --    (0.030)   (0.250)
Distributions from net realized
  gain on investment transactions       (1.990)   (1.760)   (1.040)
                                       -------   -------   -------

  Total dividends and distributions     (1.990)   (1.790)   (1.290)
                                       -------   -------   -------

Net asset value, end of period         $31.190   $24.930   $23.430
                                       =======   =======   =======
--------------------------------------------------------------------
TOTAL RETURN 3                          34.25% 4  14.42%     9.72% 4
--------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                       $1,112      $712      $104
Ratio of expenses to average
  net assets                             2.50%     2.47%     2.35%
Ratio of expenses to average
  net assets prior to expense
  limitation                             2.57%     2.47%     2.43%
Ratio of net investment
  income (loss) to average
  net assets                            (0.67%)    0.14%    (0.65%)
Ratio of net investment
  income (loss) to average net
  assets prior to expense
  limitation                            (0.74%)    0.14%    (0.73%)
Portfolio turnover                          9%       29%       37%
Average commission rate paid 5         $0.0600   $0.0600       N/A


1 Effective September 1, 1990, Voyageur Fund Managers, Inc.
  replaced Investment Advisers, Inc. as the investment adviser and Wilke/Thompson Capital Management began acting as Growth Stock
  Fund's sub-investment adviser until January 1, 1992 when Voyageur
  Fund Managers, Inc. became the sole investment adviser to the Fund. Beginning May 1, 1997, Delaware Management Company became the investment adviser to the Fund and Voyageur Asset Management
  LLC began acting as Sub-Adviser to Growth Stock Fund.

2 Commencement of operations. Ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.

3 Does not reflect any CDSC that varies from 1%-4%, depending on the holding period for Growth Stock Fund B Class and 1% for Growth
  Stock Fund C Class for 12 months from the date of purchase. See
  Contingent Deferred Sales Charge--Class B Shares and Class C
  Shares.

4 Total return reflects expense limitations in effect for the Fund.

5 Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.



Investment Objectives
and Policies

     Aggressive Growth Fund--Aggressive Growth Fund's investment objective is long-term capital appreciation which the Fund attempts to achieve by investing primarily in equity securities of companies which the Manager believes have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments.

     Growth Stock Fund--Growth Stock Fund has an objective of long-term capital appreciation. Growth Stock Fund seeks to achieve its objective by investing in equity securities diversified among individual companies and industries.

     No assurance can be given that either Fund will be able to achieve its investment objective.

SUITABILITY

     The value of a Fund's investments, and as a result the net asset value of a Fund's shares, will fluctuate in response to changes in the market and economic conditions as well as the financial condition and prospects of issuers in which the Fund invests.
Because of the risks associated with a Fund's investments, each Fund is intended to be a long term investment vehicle and is not designed to provide investors with a means of speculating on short-term stock market movements.


     Companies in which Aggressive Growth Fund invests typically are subject to a greater degree of change in earnings and business prospects than are companies with more established earnings patterns. In light of these factors, Aggressive Growth Fund may be subject to greater investment risk than that assumed by other investment companies.


     Ownership of a Fund's shares can reduce the bookkeeping and administrative inconveniences that would be connected with direct purchases of the types of securities in which the Fund invests. Investors should not consider a purchase of shares of either Fund as equivalent to a complete investment program. Delaware Investments includes a family of funds, generally available through registered investment dealers, which may be used together to create a more complete investment program.


INVESTMENT STRATEGY

AGGRESSIVE GROWTH FUND
     The Fund seeks to achieve its investment objective by investing primarily (at least 65% of its total assets) in equity securities (including convertible securities) of companies which the Manager believes have the potential for high earnings growth and which are U.S. companies with stock market capitalizations of at least $300 million. The Fund has been designed to provide investors with potentially greater long-term rewards than provided by an investment in a fund that seeks capital appreciation from common stocks with more established earnings histories.

     The Fund will invest in equity securities of companies the Manager believes to be undervalued and to have the potential for high earnings growth. Companies in which the Fund invests generally will meet one or more of the following criteria: high historical earnings-per-share (EPS) growth; high projected future EPS growth; an increase in research analyst earnings estimates; attractive relative price to earnings ratios; and high relative discounted cash flows. In selecting the Fund's investments, the Manager also focuses on companies with capable management teams, strong industry positions, sound capital structures, high returns on equity, high reinvestment rates and conservative financial accounting policies.

     In pursuing its objective, the Fund anticipates that it will invest substantially all, and under normal conditions not less than 65%, of its assets in common stocks, preferred stocks, convertible bonds, convertible debentures, convertible notes, convertible preferred stocks and warrants or rights. To the extent that the Fund invests in convertible debt securities, those securities will be purchased on the basis of their equity characteristics, and ratings, if any, of those securities will not be an important factor in their selection.

     At no time will the investments of the Fund in bank obligations, including time deposits, exceed 25% of the value of the Fund's assets.

GROWTH STOCK FUND
     In seeking to achieve its investment objective, Growth Stock Fund's policy is to invest under normal market conditions not less than 80% of its total assets in common stocks which the Manager or Sub-Adviser believes offer the potential for long-term capital appreciation. Some of the factors the Manager or Sub-Adviser will consider in making the Fund's investments are increasing demand for a company's products or services, the belief that a company's securities are temporarily undervalued, the development of new or improved products or services, the probability of increased operating efficiencies, changes in management, emphasis on research and development, cyclical conditions, or possible mergers or acquisitions. The Fund anticipates that, in normal market conditions, at least 75% of the Fund's investments in common stocks will have received at the time of investment one of the two highest earnings and dividend ratings (A+ or A) assigned by Standard & Poor's Ratings Group (Standard & Poor's). The Fund also may invest up to 20% of its total assets in preferred stocks and corporate bonds if they are accompanied by warrants or are convertible into common stocks.

*     *     *

     Each Fund may invest up to 10% of its assets in foreign securities. Each Fund may also invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), which are U.S. dollar-denominated receipts, typically issued by domestic banks or trust companies, that represent the deposit with those entities of securities of a foreign issuer, and Global Depositary Receipts ("GDRs"), which generally are issued by foreign banks and evidence ownership of either foreign or domestic securities. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR. Each Fund may invest in ADRs through both sponsored and unsponsored arrangements.

     For additional information on each Fund's investment policies and certain risks associated with investments in certain types of securities, see Other Investment Policies and Risk Considerations.

THE DELAWARE
DIFFERENCE

PLANS AND SERVICES


     The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the funds in the Delaware Investments family.


SHAREHOLDER PHONE DIRECTORY

INVESTOR INFORMATION CENTER

     800-523-1918

     FUND INFORMATION; LITERATURE; PRICE;
     YIELD AND PERFORMANCE FIGURES

SHAREHOLDER SERVICE CENTER
     800-523-1918
     INFORMATION ON EXISTING REGULAR INVESTMENT ACCOUNTS AND RETIREMENT PLAN ACCOUNTS; WIRE INVESTMENTS; WIRE LIQUIDATIONS; TELEPHONE LIQUIDATIONS AND TELEPHONE EXCHANGES

DELAPHONE
     800-362-FUND  (800-362-3863)

PERFORMANCE INFORMATION


     During business hours, you can call the Investor Information
Center for current performance information. Total return information may also be included in advertisements and information given to shareholders.

SHAREHOLDER SERVICES

     During business hours, you can call Delaware Investments'
Shareholder Service Center. Our representatives can answer any questions about your account, the Funds, various service features and other funds in the Delaware Investments family.

DELAPHONE SERVICE

     Delaphone is an account inquiry service for investors with Touch-Tone(registered trademark) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Funds, as well as other funds in the Delaware Investments family. Delaphone is available seven days a week, 24 hours a day.

STATEMENTS AND CONFIRMATIONS

     You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends and those involving salary deferral purchases in connection with SIMPLE IRAs. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.


DUPLICATE CONFIRMATIONS

     If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

TAX INFORMATION

     Each year, Mutual Funds III, Inc. will mail to you information on the tax status of your dividends and distributions.

DIVIDEND PAYMENTS


     Dividends, capital gains and other distributions are automatically reinvested in your account, unless you elect to receive them in cash. You may also elect to have the dividends earned in one fund automatically invested in another Delaware Investments fund with a different investment objective, subject to certain exceptions and limitations.


     For more information, see Additional Methods of Adding to Your Investment--Dividend Reinvestment Plan under How to Buy Shares or call the Shareholder Service Center.


RETIREMENT PLANNING

     An investment in either Fund may be a suitable investment option for tax-deferred retirement plans. Delaware Investments offers a full spectrum of qualified and non-qualified retirement plans, including the popular 401(k) deferred compensation plan, IRA, and the new Roth IRA. Just call Delaware Investments at 800-523-1918 for more information.

MONEYLINE SM SERVICES

     Delaware Investments offers the following services for fast and convenient transfer of funds between your personal bank account and your Fund account.

1.   MONEYLINE SM DIRECT DEPOSIT SERVICE
     If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine SM Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See Dividends and Distributions. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Fund account to your predesignated bank account through this service. See Systematic Withdrawal Plans under Redemption and Exchange. This service is not available for certain retirement plans.

2.   MONEYLINE SM ON DEMAND
     You or your investment dealer may request purchases and redemptions of Fund shares by phone using MoneyLine SM On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) or deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine SM On Demand transactions. With respect to retirement plans, this service is only available for purchases through an IRA.

     For each MoneyLine SM Service, it may take up to four business days for the transactions to be completed. You can initiate either service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. Neither Fund charges a fee for MoneyLine SM services; however, your bank may charge a fee. Please call the Shareholder Service Center for additional information about these services.

RIGHT OF ACCUMULATION

     With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class
A Shares, Class B Shares and Class C Shares of a Fund with the dollar amount of new purchases of Class A Shares of a Fund to qualify for a reduced front-end sales charge on such purchases of Class A Shares. Under the Combined Purchases Privilege, you may also include certain shares that you own in other funds in the Delaware Investments. See Classes of Shares.

LETTER OF INTENTION

     The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of shares of funds in the Delaware Investments family over a 13-month period. See Classes of Shares and Part B.


12-MONTH REINVESTMENT PRIVILEGE

     The 12-Month Reinvestment Privilege permits you to reinvest proceeds from a redemption of Class A Shares, within one year of the date of the redemption, without paying a front-end sales charge. See Part B.

EXCHANGE PRIVILEGE


     The Exchange Privilege permits you to exchange all or part of your shares into shares of other mutual funds in the Delaware Investments family, subject to certain exceptions and limitations. For additional information on exchanges, see Investing by Exchange under How to Buy Shares and Redemption and Exchange.

WEALTH BUILDER OPTION

     You may elect to invest in the Funds through regular liquidations of shares in your accounts in other funds in the Delaware
Investments family. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Fund shares. See Additional Methods of Adding to Your Investment--Wealth Builder Option and Investing by Exchange under How to Buy Shares and Redemption and Exchange.


FINANCIAL INFORMATION ABOUT THE FUNDS

     Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about each Fund's investments and performance. Mutual
Funds III, Inc.'s fiscal year ends on April 30.


CLASSES
OF SHARES


ALTERNATIVE PURCHASE ARRANGEMENTS

     Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of the purchase for Class A Shares ("front-end sales charge alternative"), or on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").

     Class A Shares. An investor who elects the front-end sales charge alternative acquires Class A Shares, which incur a sales charge when they are purchased, but generally are not subject to any sales charge when they are redeemed. Class A Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 0.25% of average daily net assets of such shares. Certain purchases of Class A
Shares qualify for reduced front-end sales charges. See Front-End Sales Charge Alternative--Class A Shares, below. See also
Contingent Deferred Sales Charge for Certain Redemptions of Class
A Shares Purchased at Net Asset Value under Redemption and
Exchange and Distribution (12b-1) and Service under Management of the Funds.

     Class B Shares. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within six years of purchase. Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately eight years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. The higher 12b-1 Plan expenses paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. At the end of approximately eight years after purchase, the Class B Shares will automatically be converted into Class A Shares and, thereafter, for the remainder of the life of the investment, the annual 12b-1 Plan fee of up to 0.25% for the Class A Shares will apply. See Automatic Conversion of Class B Shares, below.

     Class C Shares. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. The higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Unlike Class B Shares, Class C Shares do not convert to another class.


     The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in a Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase, or purchase Class C Shares and have the entire initial purchase amount invested in a Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each Class is subject to and the desirability of an automatic conversion feature, which is available only for Class B Shares.


     For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A, Class B and Class C Shares. INVESTORS SHOULD UNDERSTAND THAT THE PURPOSE AND FUNCTION OF THE RESPECTIVE 12B-1 PLANS AND
THE CDSCS APPLICABLE TO CLASS B SHARES AND CLASS C SHARES ARE THE SAME AS THOSE OF THE 12B-1 PLAN AND THE FRONT-END SALES CHARGE APPLICABLE TO CLASS A SHARES IN THAT SUCH FEES AND CHARGES ARE
USED TO FINANCE THE DISTRIBUTION OF THE RESPECTIVE CLASSES. SEE DISTRIBUTION (12B-1) AND SERVICE UNDER MANAGEMENT OF THE FUNDS.


     Dividends, if any, paid on Class A, Class B and Class C Shares will be calculated in the same manner, at the same time, on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B
Shares and Class C Shares will be borne exclusively by such shares. See Calculation of Offering Price and Net Asset Value Per
Share.


     The NASD has adopted certain rules relating to investment company sales charges. Mutual Funds III, Inc. and the Distributor intend to operate in compliance with these rules.

FRONT-END SALES CHARGE ALTERNATIVE--
CLASS A SHARES

     Class A Shares may be purchased at the offering price, which reflects a maximum front-end sales charge of 4.75%. See Calculation of Offering Price and Net Asset Value
Per Share.

     Purchases of $100,000 or more carry a reduced front-end sales charge as shown in the following table.

                                                          Dealer's
                                     Front-End Sales    Commission***
                                     Charge as % of        as % of
        Amount of Purchase       Offering       Amount    Offering
                                  Price       Invested**     Price
---------------------------------------------------------------------
                                         Aggressive  Growth
                                           Growth    Stock
                                            Fund     Fund
                                          -----------------

Less than $100,000                 4.75%    5.01%    5.00%   4.00%
$100,000 but under $250,000        3.75     3.89     3.90    3.00
$250,000 but under $500,000        2.50     2.58     2.58    2.00
$500,000 but under $1,000,000*     2.00     2.04     2.04    1.60

  * There is no front-end sales charge on purchases of Class A Shares of $1 million or more but, under certain limited circumstances, a Limited CDSC of 1% may apply upon redemption of such shares made during the first year after purchase and 0.50% may apply upon redemption of such shares made during the second year after purchase.

 ** Based on the net asset value per share of the
    respective Class A Shares as of the end of Mutual Funds III, Inc.'s most recent fiscal year.
*** Financial institutions or their affiliated brokers
    may receive an agency transaction fee in the percentages set forth above.
---------------------------------------------------------------------
A Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by such Fund. Such reduced front-end sales charges are not retroactive.


From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments' products and services and who increase sales of shares of the funds in the Delaware Investments family may receive an additional commission of up to 0.15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.
---------------------------------------------------------------------

Beginning July 1, 1998, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made in accordance with the following schedule:

                                       DEALER'S COMMISSION
                                       (AS A PERCENTAGE OF
AMOUNT OF PURCHASE                      AMOUNT PURCHASED)
------------------                     -------------------
Up to $5 million                              1.00%
Next $20 million up to $25 million            0.50
Amount over $25 million                       0.25

     Such Class A Shares are subject to a Limited CDSC of 1% if shares are redeemed during the first year after purchase and 0.50% if shares are redeemed during the second year after purchase.

     For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other funds in the Delaware Investments family as to which a Limited CDSC applies may be aggregated with those of the Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

     An exchange from other funds in the Delaware Investments family will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.


     Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

COMBINED PURCHASES PRIVILEGE


     By combining your holdings of Class A Shares with your holdings of Class B Shares and/or Class C Shares of a Fund and shares of other funds in the Delaware Investments family, except those noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with ownership of variable insurance products may be combined with other Delaware Investments fund holdings. Assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other fund holdings in the Delaware
Investments family. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a fund in the Delaware Investments family that does carry a front-end sales charge or CDSC.


     This privilege permits you to combine your purchases and holdings with those of your spouse, your children under 21 and any trust, fiduciary or retirement account for the benefit of such family members.

     It also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.

     Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may result in the payment of a dealer's commission and the applicability of a Limited CDSC. Investors should consult their financial advisers or the Shareholder Service Center about the operation of these features. See Front-End Sales Charge Alternative--Class A Shares, above.


ALLIED PLANS

     Class A Shares are available for purchase by participants in certain defined contribution plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments funds ("eligible Delaware Investments fund shares"), as well as shares of designated classes of non-Delaware Investments funds ("eligible non-Delaware Investments fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

     With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible non-
Delaware Investments fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied
Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments fund shares.

     Participants in Allied Plans may exchange all or part of their eligible Delaware Investments fund shares for other eligible Delaware Investments fund shares or for eligible non-Delaware Investments fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

     A dealer's commission may be payable on purchases of eligible Delaware Investments fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Investments fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated.

     The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge--Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments fund shares.
When eligible Delaware Investments fund shares are exchanged into eligible non-Delaware Investments fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class
A Shares Purchased at Net Asset Value under Redemption and
Exchange.

BUYING CLASS A SHARES AT NET ASSET VALUE

     Class A Shares may be purchased at net asset value under the Delaware Investments Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month
Reinvestment Privilege. See The Delaware Difference and Redemption and Exchange for additional information.

     Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager or the Sub-Adviser, any affiliate, any of the funds in the Delaware Investments family, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member.

     Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, directors and key employees of institutional clients of the Manager or Sub-Adviser or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.

     Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the institutional class of a Fund; and any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Delaware Investment & Retirement Services, Inc. ("DIRSI") proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of funds in the Delaware Investments family and any stable value product available through Delaware Investments, or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a fund in the Delaware Investments family and such employer has properly represented to DIRSI in writing that it has the requisite number of employees and has received written confirmation back from DIRSI. See Group Investment Plans for information regarding the applicability of the Limited CDSC.

     Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Investments account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

     Investors in Delaware Investments Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware
Investments family at net asset value.

     A Fund must be notified in advance that an investment qualifies for purchase at net asset value.

GROUP INVESTMENT PLANS

     Group Investment Plans (e.g., SEP/IRA, SAR/SEP, SIMPLE IRA, SIMPLE 401(k), Profit Sharing, Money Purchase Pension, 401(k) Defined Contribution Plans, and 403(b)(7) and 457 Deferred Compensation Plans) may benefit from the reduced front-end sales charges available on Class A Shares based on total plan assets. If a company has more than one plan investing in the funds in the Delaware Investments family, then the total amount invested in all plans will be aggregated to determine the applicable front-end sales charge reduction on each purchase, both initial and subsequent, if, at the time of each such purchase, the company notifies the Fund in which it is investing that it qualifies for the reduction. Employees participating in such Group Investment
Plans may also combine the investments held in their plan account to determine the front-end sales charge applicable to purchases in non-retirement investment accounts in Delaware Investments if, at the time of each such purchase, they notify the Fund in which they are investing that they are eligible to combine purchase amounts held in their plan account.

     The Limited CDSC is applicable to any redemptions of net asset value purchases made on behalf of any group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a fund in the Delaware Investments family. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.


DEFERRED SALES CHARGE ALTERNATIVE--
CLASS B SHARES

     Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

     Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

     Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class B Shares described in this Prospectus, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for the Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

AUTOMATIC CONVERSION OF CLASS B SHARES

     Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date").
If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

     Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

LEVEL SALES CHARGE ALTERNATIVE--
CLASS C SHARES

     Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, however, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

     Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class C Shares as described in this Prospectus. See
Redemption and Exchange.

CONTINGENT DEFERRED SALES CHARGE--
CLASS B SHARES AND CLASS C SHARES


     Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestments of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another fund in the Delaware Investments family. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.


     The following table sets forth the rates of the CDSC for Class B Shares of the Funds:

                      CONTINGENT DEFERRED
                          SALES CHARGE
                      (AS A PERCENTAGE OF
      YEAR AFTER         DOLLAR AMOUNT
     PURCHASE MADE     SUBJECT TO CHARGE)
   ----------------   -------------------
          0-2                 4%
          3-4                 3%
          5                   2%
          6                   1%
   7 and thereafter          None

     During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, above. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.25% of average daily net assets of such shares.

     In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

     All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

     The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge--
Class B and Class C Shares under Redemption and Exchange.

OTHER PAYMENTS TO DEALERS--CLASS A,
CLASS B AND CLASS C SHARES


     From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the funds in the Delaware Investments family. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

     Subject to pending amendments to the NASD's Conduct Rules, in connection with the promotion of shares of the funds in the Delaware Investments family, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the SEC. It is likely that the NASD's Conduct Rules will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Conduct Rules as they may be amended.


INSTITUTIONAL CLASSES

     In addition to offering Class A, Class B and Class C Shares, each Fund also offers an Institutional Class, which is described in a separate prospectus and is available for purchase only by certain investors. Institutional Class shares generally are distributed directly by the Distributor and do not have a front-end sales charge, a CDSC or a Limited CDSC and are not subject to 12b-1 Plan distribution expenses. To obtain the prospectus that describes the Institutional Classes, contact the Distributor by writing to the address or by calling the telephone number listed on the back cover of this Prospectus.

HOW TO
BUY SHARES

PURCHASE AMOUNTS

     Generally, the minimum initial purchase is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of shares of any Class generally must be $100 or more. For purchases under the Uniform Gifts to Minors Act or Uniform Transfers to
Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Minimum purchase requirements do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which Class is selected.

     There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $100,000 or more in Class A Shares, and that Class A Shares (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and (ii) generally are not subject to a CDSC. For retirement plans, the maximum purchase limitations apply only to the initial purchase of Class B Shares or Class C Shares by the plan.

INVESTING THROUGH YOUR INVESTMENT DEALER


     You can make a purchase of shares of the Funds through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, the Delaware Investments can refer you to one.

INVESTING BY MAIL

1. Initial Purchases--An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check, payable to the specific Fund and Class selected to Delaware Investments at 1818 Market Street, Philadelphia, PA 19103.


2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Fund and Class selected. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from Mutual Funds III, Inc. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.

INVESTING BY WIRE

     You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number
1412893401 (include your name(s) and your account number for the Class in which you are investing).


1. Initial Purchases--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, to the specific Fund and Class selected, to Delaware Investments at 1818 Market Street, Philadelphia, PA 19103.


2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

     If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.

INVESTING BY EXCHANGE


     If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service
Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

     Holders of Class A Shares of a Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Investments family, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class
C Shares of the Fund or of any other fund in the Delaware Investments family. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other funds in the Delaware Investments family. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other funds in the Delaware Investments family. Class B Shares of a Fund and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of that Fund.


     Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge
(unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of a Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.


     See Allied Plans under Classes of Shares for information on exchanges by participants in an Allied Plan.


ADDITIONAL METHODS OF ADDING
TO YOUR INVESTMENT

     Call the Shareholder Service Center for more information if you wish to use the following services:

1.   Automatic Investing Plan

     THE AUTOMATIC INVESTING PLAN ENABLES YOU TO MAKE REGULAR MONTHLY INVESTMENTS WITHOUT WRITING OR MAILING CHECKS. You may authorize Mutual Funds III, Inc. to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.

     This option is not available to participants in the following plans: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

2.   Direct Deposit

     YOU MAY HAVE YOUR EMPLOYER OR BANK MAKE REGULAR INVESTMENTS
DIRECTLY TO YOUR ACCOUNT FOR YOU (for example: payroll deduction, pay by phone, annuity payments). Each Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

*     *     *

     Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, Mutual
Funds III, Inc. has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.


3.   MoneyLine SM On Demand

     Through the MoneyLine SM On Demand service, you or your investment dealer may call a Fund to request a transfer of funds from your predesignated bank account to your Fund account. See MoneyLine SM
Services under The Delaware Difference for additional information about this service.

4.   Wealth Builder Option

     You can use our Wealth Builder Option to invest in a Fund through regular liquidations of shares in your accounts in other funds in the Delaware Investments family. You may also elect to invest in other mutual funds in the Delaware Investments family through the Wealth Builder Option through regular liquidations of shares in your Fund account.

     Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Investments family and invested automatically into any other account in a fund in the Delaware Investments family that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation in Wealth Builder at any time by giving written notice to the fund from which the exchanges are made. See Redemption and Exchange.


     This option is not available to participants in the following plans: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution
Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

5.   Dividend Reinvestment Plan


     You can elect to have your distributions (capital gains and/or dividend income) paid to you by check or reinvested in your account. Or, you may invest your distributions in certain other funds in the Delaware Investments family, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.

     Reinvestments of distributions into Class A Shares of a Fund or of other funds in the Delaware Investments family are made without a front-end sales charge. Reinvestments of distributions into Class
B Shares of a Fund or of other funds in the Delaware Investments family or into Class C Shares of a Fund or of other funds in the Delaware Investments family are also made without any sales charge and will not be subject to a CDSC if later redeemed. See Automatic Conversion of Class B Shares under Classes of Shares for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.

     Holders of Class A Shares of a Fund may not reinvest their distributions into Class B Shares or Class C Shares of any fund in the Delaware Investments family, including the Funds. Holders of Class B Shares of a Fund may reinvest their distributions only into Class B Shares of the funds in the Delaware Investments family which offer that class of shares. Similarly, holders of Class C Shares of a Fund may reinvest their distributions only into Class C Shares of the funds in the Delaware Investments family which offer that class of shares. For more information about reinvestments, call the Shareholder Service Center.

     Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments fund into which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit
Sharing and Money Purchase Pension Plans, 401(k) Defined
Contribution Plans, or 403(b)(7) or 457 Deferred Compensation
Plans.


PURCHASE PRICE AND EFFECTIVE DATE

     The offering price and net asset value of Class A, Class B and Class C Shares are determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

     The effective date of a purchase made through an investment dealer is the date the order is received by a Fund, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the offering price or net asset value of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.

THE CONDITIONS OF YOUR PURCHASE


     Each Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.


     Each Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of a redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

REDEMPTION
AND EXCHANGE


     YOU CAN REDEEM OR EXCHANGE YOUR SHARES IN A NUMBER OF DIFFERENT WAYS. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See Taxes. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in the Delaware
Investments family will best meet your changing objectives, and the consequences of any exchange transaction. You may also call Delaware Investments directly for fund information.


     All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

     Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner.
Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited
CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds.
Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

     Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds.
Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

     There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or exchanges involving the reinvestment of dividends.


     Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Investments family (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Prospectus and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B
Shares from a Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of a Fund for a longer period of time than if the investment in New Shares were made directly.


     Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B and Class C Shares and the Limited CDSC applicable to certain redemptions of Class A Shares purchased at net asset value, there is no fee charged by the Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

     All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by a Fund or its agent.

WRITTEN REDEMPTION

     You can write to each Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

WRITTEN EXCHANGE


     You may also write to each Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Investments family, subject to the same conditions and limitations as other exchanges noted above.

TELEPHONE REDEMPTION AND EXCHANGE

     To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificate(s).


     The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each
Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

     Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.
By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

TELEPHONE REDEMPTION--CHECK TO YOUR
ADDRESS OF RECORD

     THE TELEPHONE REDEMPTION FEATURE IS A QUICK AND EASY METHOD TO REDEEM SHARES. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

TELEPHONE REDEMPTION--PROCEEDS TO YOUR BANK

     Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.


MONEYLINE SM ON DEMAND

     Through the MoneyLine SM On Demand service, you or your investment dealer may call a Fund to request a transfer of funds from your Fund account to your predesignated bank account. See MoneyLine SM
Services under The Delaware Difference for additional information about this service.

TELEPHONE EXCHANGE

     The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in the Delaware Investments family under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

SYSTEMATIC WITHDRAWAL PLANS

1.   Regular Plans

     This plan provides shareholders with a consistent monthly (or quarterly) payment. THIS IS PARTICULARLY USEFUL TO SHAREHOLDERS LIVING ON FIXED INCOMES, SINCE IT CAN PROVIDE THEM WITH A STABLE SUPPLEMENTAL AMOUNT. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Funds do not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine(SM) Direct Deposit Service. Through this service, it may take up to four business days for the transaction to be completed. There are no separate fees for this redemption method. See MoneyLine SM Services under The Delaware Difference for more information about this service.

2.   Retirement Plans

     For shareholders eligible under the applicable retirement plan to receive benefits in periodic payments, the Systematic Withdrawal Plan provides you with maximum flexibility. A number of formulas are available for calculating your withdrawals depending upon whether the distributions are required or optional. Withdrawals must be for $25 or more; however, no minimum account balance is required. The MoneyLine SM Direct Deposit Service is not available for certain retirement plans.


*     *     *

     Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

     Redemptions of Class A Shares via a Systematic Withdrawal Plan may be subject to a Limited CDSC if the original purchase was made at net asset value within the 12 months prior to the withdrawal and a dealer's commission was paid on that purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below.

     The applicable CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the annual amount selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable
CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See Waiver of Contingent Deferred Sales Charge--Class B and Class C Shares, below.

     For more information on Systematic Withdrawal Plans, call the Shareholder Service Center.

CONTINGENT DEFERRED SALES CHARGE FOR
CERTAIN REDEMPTIONS OF CLASS A SHARES
PURCHASED AT NET ASSET VALUE


     For purchases of $1 million or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A
Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1% if shares are redeemed during the first year after purchase; and (2) 0.50% if such shares are redeemed during the second year after purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission previously described. See Classes of Shares.

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed; or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class A Shares even if those shares are later exchanged for shares of another fund in the Delaware Investments family and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

     Redemptions of such Class A Shares held for more than two years will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another fund in the Delaware Investments family will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two-year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.


     In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

WAIVER OF LIMITED CONTINGENT DEFERRED
SALES CHARGE--CLASS A SHARES

     The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal
Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal
Revenue Code; (v) returns of excess contributions to an IRA; (vi) distributions by other employee benefit plans to pay benefits;
(vii) distributions described in (ii), (iv), and (vi) above pursuant to a Systematic Withdrawal Plan; and (viii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase
(see Buying Class A Shares at Net Asset Value under Classes of
Shares).

WAIVER OF CONTINGENT DEFERRED SALES CHARGE--
CLASS B AND CLASS C SHARES


     The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA or 403(b)(7) or 457 Deferred Compensation Plans; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, 403(b)(7) or 457 Deferred Compensation Plan due to death, disability and attainment of age 59 1/2, and IRA distributions qualifying under Section
72(t) of the Internal Revenue Code; and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

     The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution Plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Pension Plan, 401(k) Defined Contribution Plans upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (iv) distributions from a 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.


     In addition, the CDSC will be waived on Class B and Class C
Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

DIVIDENDS AND
DISTRIBUTIONS

     Mutual Funds III, Inc. currently intends to make annual payments from each Fund's net investment income. Payments from each Fund's net realized security profits will be made during the first quarter of the next fiscal year.

     Each class of a Fund will share proportionately in the investment income and expenses of that Fund, except that the per share dividends from net investment income on Class A Shares, Class B Shares and Class C Shares will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares because the expenses under the 12b-1 Plans relating to Class B and Class C
Shares will be higher than the expenses under the 12b-1 Plan relating to Class A Shares. See Distribution (12b-1) and Service under Management of the Funds.


     Both dividends and distributions, if any, are automatically reinvested in your account at net asset value unless you elect otherwise. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine SM Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for certain retirement plans. See MoneyLine SM Services under The Delaware Difference for more information about this service.


TAXES

     The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Fund.


     Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. As such, a Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies certain other requirements relating to the sources of its income and diversification of its assets.

     On August 5, 1997, President Clinton signed into law the Taxpayer Relief Act of 1997 (the "1997 Act"). This new law makes sweeping changes in the Code. Because many of these changes are complex, and only indirectly affect a Fund and its distributions to you, they are discussed in Part B. Changes in the treatment of capital gains, however, are discussed in this section.

     Each Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. For corporate investors, dividends from net investment income will generally qualify in part for the corporate dividends-received deduction. The portion of dividends paid by each Fund that so qualifies will be designated each year in a notice from Mutual Funds III, Inc. to the Fund's shareholders. For the fiscal year ended April 30, 1998, all of Growth Stock Fund's dividends from net investment income qualified for the corporate dividends-received deduction.


     Distributions paid by a Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Funds do not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities.
Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.


THE TREATMENT OF CAPITAL GAIN DISTRIBUTIONS
UNDER THE TAXPAYER RELIEF ACT OF 1997

     The 1997 Act creates a category of long-term capital gain for individuals who will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum rate of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum rate of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when a Fund's securities were sold and how long they were held by the Fund before they were sold. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.

     Mutual Funds III, Inc. will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.


     Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Fund and received by the shareholder on December 31 of the calendar year in which they are declared.


     The sale of shares of the Funds is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between a Fund and any other fund in the Delaware Investments family. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. All or a portion of the sales charge incurred in acquiring Fund shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon the sale of such shares) if the sale proceeds are reinvested in such Fund or in another fund in the Delaware Investments family and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.


     The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal tax purposes. See Automatic Conversion of Class B Shares under Classes of Shares.

     Each Fund may be subject to foreign withholding taxes on income from certain of its foreign securities.


     In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes. For example, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Because investors' state and local taxes may be different than the federal taxes described above, investors should consult their own tax advisers.

     Each year, Mutual Funds III, Inc. will mail to you information on the tax status of a Fund's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by a Fund.


     Each Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

     See in Part B for additional information on tax matters relating to each Fund and its shareholders.

CALCULATION OF
OFFERING PRICE AND
NET ASSET VALUE PER SHARE

     The net asset value ("NAV") per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Debt securities are priced on the basis of valuations provided by an independent pricing service using methods approved by Mutual Funds III, Inc.'s Board of Directors. Equity securities for which market quotations are available are priced at market value. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Mutual Funds III, Inc.'s Board of Directors.

     Class A Shares are purchased at the offering price per share, while Class B Shares and Class C Shares are purchased at the NAV per share. The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges.

     The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

     The net asset values of all outstanding shares of each class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in that Fund represented by the value of shares of such classes, except that Aggressive Growth Fund Institutional Class and Growth Stock Fund Institutional Class will not incur any of the expenses under 12b-1 Plans and Class A, Class B and Class C Shares alone will bear the 12b-1 Plan expense payable under their respective Plans.

MANAGEMENT OF
THE FUNDS

DIRECTORS

     The business and affairs of Mutual Funds III, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Mutual Funds III, Inc.'s directors and officers.

INVESTMENT MANAGER AND SUB-ADVISER

     The Manager furnishes investment management services to each Fund. The Sub-Adviser is responsible for the day-to-day investment management of Growth Stock Fund. The Manager has offices located at One Commerce Square, Philadelphia, PA 19103. The Sub-Adviser has offices located at 90 South Seventh Street, Suite 4400, Minneapolis, MN 55402.


     The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On April 30, 1998, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $45 billion in assets in various institutional or separately managed (approximately $27,330,570,000) and investment company (approximately $17,773,730,000) accounts.

     Prior to May 1, 1997, Voyageur Fund Managers, Inc. ("Voyageur") had been retained under an investment advisory contract to act as each Fund's investment adviser, subject to the authority of the Board of Directors. Voyageur was an indirect, wholly-owned subsidiary of Dougherty Financial Group, Inc. ("DFG"). After the close of business on April 30, 1997, Voyageur became an indirect, wholly owned subsidiary of Lincoln National Corporation ("LNC") as a result of LNC's acquisition of DFG. LNC, headquartered in Fort Wayne, Indiana, owns and operates insurance and investment management businesses, including Delaware Management Holdings, Inc. ("DMH"). Affiliates of DMH serve as adviser, distributor and transfer agent for the Delaware Investments family of mutual funds.


     Because LNC's acquisition of DFG resulted in a change of control of Voyageur, the Fund's previous investment advisory agreements with Voyageur were "assigned," as that term is defined by the 1940 Act, and the previous agreements therefore terminated upon the completion of the acquisition. The Board of Directors of the Funds unanimously approved new investment advisory agreements with the Manager at a meeting held in person on February 14, 1997, and called for a shareholders meeting to approve the new agreements.
At a meeting held on April 11, 1997, the shareholders of each Fund approved its respective investment advisory agreement with the Manager to become effective after the close of business on April
30, 1997, the date the acquisition was completed. At that meeting, shareholders of Growth Stock Fund also approved a Sub-Advisory Agreement between the Manager and the Sub-Adviser to take effect at the same time as the Investment Management Agreement.


     Beginning May 1, 1997, the Manager, an indirect, wholly owned subsidiary of LNC, became the Funds' investment manager. The Manager administers the affairs of and is ultimately responsible for the investment management of each of the Funds under separate Investment Management Agreements. The Manager also administers Mutual Funds III, Inc.'s affairs and pays the salaries of all the directors, officers and employees of Mutual Funds III, Inc. who are affiliated with the Manager. For these services, under their respective Investment Management Agreements, Aggressive Growth Fund and Growth Stock Fund each pay the Manager a monthly investment advisory fee equivalent on an annual basis to 1.00% of their average daily net assets. Investment management fees accrued by Aggressive Growth Fund for the fiscal year ended April 30, 1998 were 1.00% of average daily net assets and 0.46% was paid to the Manager as a result of the voluntary waiver of fees by Voyageur. Investment management fees accrued by Growth Stock Fund for the fiscal year ended April 30, 1998 were 1.00% of average daily net assets and 0.93% was paid to the Manager as a result of the voluntary waiver of fees by Voyageur.

     The Manager is a series of Delaware Management Business Trust. The Manager changed its form of organization from a corporation to a business trust on March 1, 1998.

     Gerald S. Frey, Vice President/Senior Portfolio Manager, assumed primary responsibility for making day-to-day investment decisions for the Aggressive Growth Fund on May 1, 1997. Mr. Frey also serves as Vice President/Senior Portfolio Manager for certain other funds in the Delaware Investments family. Mr. Frey has
 23 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.

     In making investment decisions for the Aggressive Growth Fund, Mr. Frey regularly consults with Wayne A. Stork, Marshall T. Bassett, John A. Heffern, Jeffrey Hynoski, and Lori Wachs. Mr. Bassett,
Vice President, joined Delaware in 1997. In his most recent position, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received his bachelor's degree and MBA from Duke University. Mr. Heffern, Vice President, holds a bachelor's degree and an MBA from the University of North Carolina at Chapel Hill. He joined Delaware in 1997. Previously, he was a Senior Vice President, Equity Research at NatWest Securities Corporation's Specialty Finance Services unit. Prior to that, he was a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons. Mr.
Hynoski is a Vice President. He joined Delaware Investments in
1998. Previously, he served as a Vice President at Bessemer Trust Company in the mid and large capitalization growth group, where he specialized in the areas of science, technology, and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in Finance from the University of Delaware and an MBA with a concentration in Investments/Portfolio Management and Financial Economics from Pace University. Ms. Wachs is a Vice President. She joined Delaware Investments in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental studies.


     Pursuant to the terms of a Sub-Advisory Agreement with the Manager, the Sub-Adviser participates in the management of Growth Stock Fund's assets, is responsible for day-to-day investment management of the Fund, makes and executes investment decisions for the Fund in accordance with the Fund's investment objectives and stated policies. The Manager continues to have ultimate responsibility for all investment advisory services in connection with the management of the Fund pursuant to the Investment Management Agreement and supervises the Sub-Adviser's performance of such services. For the services provided to the Manager, the Manager pays the Sub-Adviser an annual sub-advisory fee equal to 0.50% of Growth Stock Fund's average daily net assets.


     James King, an employee of the Sub-Adviser, currently has day-to-day portfolio management responsibility for Growth Stock Fund. Mr. King was a director of Voyageur from 1993 through 1995 and was a Senior Equity Portfolio Manager of Voyageur from 1990 through
1997. Prior to joining Voyageur, Mr. King was President and Chief Investment Officer of King Management Company. Mr. King is a lecturer at the Drake University School of Finance. Mr. King currently has over 30 years of investment experience.

PORTFOLIO TRADING PRACTICES

     Each Fund normally will not invest for short-term trading purposes. However, a Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of a Fund and may affect taxes payable by such Fund's shareholders.

     Each Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or to their advisory clients.
These services may be used by the Manager in servicing any of its accounts. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, each Fund may consider a broker/dealer's sales of shares of funds in the Delaware Investments family in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.


PERFORMANCE INFORMATION

     From time to time, each Fund may quote total return performance of its Classes in advertising and other types of literature.

     Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value and: (i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period; and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one-, five- and ten-year (or life-of-fund, if applicable) periods. Each Fund may also advertise aggregate and average total return information concerning a Class over additional periods of time. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return information would be more favorable than total return information that includes the deductions of the maximum front-end sales charge or any applicable CDSC.

     Net asset value fluctuates and is not guaranteed. Past performance is not a guarantee of future results.

DISTRIBUTION (12B-1) AND SERVICE


     The Distributor, Delaware Distributors, L.P., serves as the national distributor for each Fund's shares under a Distribution
Agreement dated June 26, 1997.


     Mutual Funds III, Inc. has adopted a separate distribution plan under Rule 12b-1 for each of the Class A Shares, Class B Shares and Class C Shares of the Funds (the "Plans"). Each Plan permits a Fund to which the Plan relates to pay the Distributor from the assets of its respective Classes a monthly fee for the Distributor's services and expenses in distributing and promoting sales of shares.

     These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class. In addition, each Fund may make payments from the 12b-1 Plan fees of its respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of such Classes, pursuant to service agreements with Mutual Funds III, Inc.

     The 12b-1 Plan expenses relating to each of the Class B Shares and Class C Shares of the Funds are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

     The aggregate fees paid by a Fund from the assets of the respective Classes to the Distributor and others under the Plans may not exceed (i) 0.25% of a Class A Shares' average daily net assets in any year, and (ii) 1% (0.25% of which are service fees to be paid by the Fund to the Distributor, dealers and others, for providing personal service and/or maintaining shareholder accounts) of each Fund's Class B Shares' and Class C Shares' average daily net assets in any year. Class A, Class B and Class C Shares will not incur any distribution expenses beyond these limits, which may not be increased without shareholder approval.

     While payments pursuant to the Plans may not exceed 0.25% annually with respect to each Fund's Class A Shares, and 1% annually with respect to each Fund's Class B Shares and Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of Mutual Funds III, Inc.'s unaffiliated directors, who may reduce the fees or terminate the Plans at any time.

     The Plans do not apply to the Institutional Class of shares of either Fund. Those shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of the shares of the Institutional
Class of either Fund.

     The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for each Fund under a Shareholders Services Agreement dated May 1,
1997. The Transfer Agent also provides accounting services to the Funds pursuant to the terms of a separate Fund Accounting
Agreement. The directors annually review service fees paid to the Transfer Agent.

     The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.


*     *     *

     As with other mutual funds, financial and business organizations and individuals around the world, each Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year
2000 Problem." Mutual Funds III, Inc. is taking steps to obtain satisfactory assurances that the Funds' major service providers are taking steps reasonably designed to address the Year 2000
Problem with respect to the computer systems that such service providers use. There can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of the Funds.

     Several European countries are participating in the European Economic and Monetary Union, which will establish a common European currency for participating countries. This currency will commonly be known as the "Euro." It is anticipated that each such participating country will replace its existing currency with the Euro on January 1, 1999. Additional European countries may elect to participate after that date. If a Fund is invested in securities of participating countries it could be adversely affected if the computer systems used by its major service providers are not properly prepared to handle the implementation of this single currency or the adoption of the Euro by additional countries in the future. Mutual Funds III, Inc. is taking steps to obtain satisfactory assurances that the major service providers of Funds are taking steps reasonably designed to address these matters with respect to the computer systems that such service providers use. There can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of the Funds.


EXPENSES

     Each Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement.


     For the fiscal year ended April 30, 1998, the ratio of operating expenses to average daily net asset for each Class of each Fund was as follows:

                           ASSUMING        WITHOUT
                          VOLUNTARY       VOLUNTARY
                            WAIVER         WAIVERS
                           OF FEES         OF FEES

                               CLASS A SHARES
Aggressive Growth Fund     1.75%            2.29%
Growth Stock Fund          1.75%            1.82%

                               CLASS B SHARES
Aggressive Growth Fund     2.50%            3.04%
Growth Stock Fund          2.50%            2.57%

                               CLASS C SHARES
Aggressive Growth Fund     2.50%            3.04%
Growth Stock Fund          2.50%            2.57%

     The expense ratio of each Class reflects the impact of its 12b-1
Plan.


SHARES

     Mutual Funds III, Inc. is an open-end management investment company. Each Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Mutual Funds III, Inc. was organized as a Minnesota corporation in January 1985. In addition to the Funds, Mutual Fund III, Inc. presently also offers the Tax-Efficient Equity Fund series of shares. Fund shares have a par value of $.01, equal voting rights, except as noted below, and are equal in all other respects. Each Fund will vote separately on any matter which affects only that Fund. Shares of each Fund have a priority over shares of any other fund of Mutual Funds III, Inc. in the assets and income of that Fund.

     All of the shares have noncumulative voting rights which means that the holders of more than 50% of Mutual Funds III, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Minnesota law, Mutual Funds III, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act.

     In addition to Class A Shares, Class B Shares and Class C Shares, the Funds offer Institutional Classes. Shares of each Class represent proportionate interests in the assets of the respective
Fund and have the same voting and other rights and preferences as the other classes of that Fund, except that shares of the Institutional Classes are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to Class A, Class B and Class C Shares. Similarly, as a general matter, the shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1
Plan that relates to the class of shares that they hold. However, Class B Shares of a Fund may vote on any proposal to increase materially the fees to be paid by that Fund under the 12b-1 Plan relating to Class A Shares.

     Beginning June 9, 1997, the names of Voyageur Aggressive Growth Fund changed to Aggressive Growth Fund series and Voyageur Growth
Stock Fund changed to Growth Stock Fund series.

OTHER INVESTMENT
POLICIES AND
RISK CONSIDERATIONS

DEBT SECURITIES

     In pursuing its investment objective, Aggressive Growth Fund may invest up to 35% of its total assets and Growth Stock Fund may invest up to 20% of its total net assets in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in a Fund's portfolio as well as on market conditions.
A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

     Investments in debt securities by each Fund are limited to those that are at the time of investment within the four highest grades (generally referred to as an investment grade) assigned by a nationally recognized statistical rating organization or, if unrated, are deemed to be of comparable quality by the Manager. If a change in credit quality after acquisition by a Fund causes a security to no longer be investment grade, the Fund will dispose of the security, if necessary, to keep its holdings to 5% or less of the Fund's net assets. See Credit Quality under Investment Restrictions and Policies in Part B. Debt securities rated Baa by Moody's or BBB by Standard & Poor's, although considered investment grade, have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds.

     When a Fund's Manager or Sub-Adviser, as the case may be, determines that adverse market or economic conditions exist and considers a temporary defensive position advisable, the Fund may invest without limitation in high-quality fixed income securities or hold assets in cash or cash equivalents.

RULE 144A SECURITIES

     Each Fund may invest in restricted securities, including privately placed securities, some of which may be eligible for resale without registration pursuant to Rule 144A ("Rule 144A
Securities") under the Securities Act of 1933. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as a Fund.
Each Fund may invest no more than 15% of the value of its net assets in illiquid securities.

     While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of a Fund's 15% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; (iv) the nature of the security and the nature of the marketplace trades
(e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

     If the Manager or Sub-Adviser, as the case may be, determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed the Fund's 15% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

INVESTMENT COMPANY SECURITIES

     Any investments that either Fund makes in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, a Fund may not (1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. If a Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to each Fund's investments in unregistered investment companies.

REPURCHASE AGREEMENTS


     In order to invest its short-term cash reserves or when in a temporary defensive posture, each Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by the Manager or Sub-Adviser, under guidelines approved by the Board of Directors. A repurchase agreement is a short-term investment in which the purchaser (i.e. a Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Generally, repurchase agreements are of short duration, often less than one week but on occasion for longer periods. Not more than 15% of each Fund's assets may be invested in illiquid securities, including repurchase agreements of over seven-days' maturity. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which the Manager or Sub-Adviser under guidelines of the Board of Directors determines to present minimal credit risks and which are of high quality. In addition, each Fund must have collateral of at least 102% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

     Each Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. Each Fund will maintain with its custodian bank a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the a enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

TEMPORARY INVESTMENTS

     Each Fund's reserves may be invested in domestic short-term money market instruments including, but not limited to, U.S. government and agency obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements. During temporary defensive periods as determined by the Manager or the Sub-Adviser, as the case may be, each Fund may hold up to 100% of its total assets in short-term obligations of the types described above.

HEDGING TRANSACTIONS

     Each Fund may write covered call options and secured put options and purchase call and put options on securities and security indices. Each Fund may also engage in transactions in financial futures contracts and related options for hedging purposes. These investment techniques and the related risks are summarized below and are described in more detail in Part B.

OPTIONS

     The Manager and Sub-Adviser may employ options techniques in an attempt to protect appreciation attained and to take advantage of the liquidity available in the options market. Each Fund may purchase call options on foreign or U.S. securities and indices and enter into related closing transactions and a Fund may write covered call options on such securities. A Fund may also purchase put options on such securities and indices and enter into related closing transactions.

     A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. A covered call option obligates the writer, in return for the premium received, to sell the securities subject to the option to the purchaser of the option for an agreed upon price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or take advantage of a rise in a particular index. A Fund will only purchase call options to the extent that premiums paid on all outstanding call options do not exceed 2% of its total assets.

     A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period, and the writer of the option has the obligation to purchase the security from the purchaser of the option. A Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 2% of its total assets. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline.

     An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

     Closing transactions essentially let a Fund offset put options or call options prior to exercise or expiration. If a Fund cannot effect closing transactions, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

     In purchasing put and call options, the premium paid by a Fund plus any transaction costs will reduce any benefit realized by the Fund upon exercise of the option. With respect to writing covered call options, a Fund may lose the potential market appreciation of the securities subject to the option, if the Manager's or the Sub-Adviser's judgment is wrong and the price of the security moves in the opposite direction from what was anticipated.

     Each Fund may use both Exchange-traded and over-the-counter options. Certain over-the-counter options may be illiquid. Each Fund will only invest in such options to the extent consistent with its 15% limitation on investment in illiquid securities. Each Fund will comply with Securities and Exchange Commission asset segregation and coverage requirements when engaging in these types of transactions.

FUTURES

     Futures contracts are agreements for the purchase or sale for future delivery of securities. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities underlying the contract at a specified price on a specified date during a specified future month. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to a Fund of the securities called for by the contract at a specified price during a specified future month.

     While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Fund's custodian bank. Thereafter, a "variation margin" may be paid by a Fund to, or drawn by the Fund from, such account in accordance with controls set for such account, depending upon changes in the price of the underlying securities subject to the futures contract.

     Each Fund may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.

     The purpose of the purchase or sale of futures contracts consisting of U.S. government securities is to protect a Fund against the adverse effects of fluctuations in interest rates without actually buying or selling such securities. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of U.S. government securities at higher prices.

FOREIGN SECURITIES

     Each Fund may invest up to 10% of its total assets in foreign securities. Foreign securities may include ADRs and GDRs. There are substantial and different risks involved in investing in foreign securities. An investor should consider these risks carefully. For example, there is generally less publicly available information about foreign companies than is available about companies in the U.S. Foreign companies are not subject to uniform audit and financial reporting standards, practices and requirements comparable to those in the U.S.

     Foreign securities involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security. Dividend and interest payments may be returned to the country of origin, based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

     Foreign stock markets are generally not as developed or efficient as those in the U.S. In most foreign markets volume and liquidity are less than in the U.S. and, at times, volatility of price can be greater than that in the U.S. Fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges. There is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the U.S.

     There is also the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, or diplomatic developments which could adversely affect investments, assets or securities transactions of a Fund in some foreign countries. The Funds are not aware of any investment or exchange control regulations which might substantially impair their operations as described, although this could change at any time.

     The dividends and interest payable on certain foreign securities may be subject to foreign withholding taxes, thus reducing the net amount available for distribution to a Fund's shareholders.


INVESTMENTS BY FUND OF FUNDS

     Aggressive Growth Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds (the "Foundation Funds"). From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by the Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains and could also increase transactions costs or portfolio turnover. The Manager will monitor such transactions and will attempt to minimize any adverse effects on both the Fund and the Foundation Funds resulting from such transactions.


OTHER INVESTMENT POLICIES

     Although each Fund is permitted under certain circumstances to borrow money, neither Fund normally does so. Aggressive Growth
Fund will not purchase new securities whenever borrowings exceed
5% of the value of the total assets of the Fund.

     Neither Fund may concentrate investments in any industry, which means that a Fund may generally not invest more than 25% of its assets in any one industry. With respect to Aggressive Growth
Fund, the term "industry" will be deemed to include the government of any country other than the United States, but not the U.S. Government.

*     *     *

     Certain other fundamental and non-fundamental investment restrictions adopted by the Funds are described in Part B.


[THIS PAGE INTENTIONALLY LEFT BLANK]


[THIS PAGE INTENTIONALLY LEFT BLANK]



     Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end equity funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Investments at 800-523-1918.


INVESTMENT MANAGER

Delaware Management Company

One Commerce Square
Philadelphia, PA 19103

SUB-ADVISER
Growth Stock Fund:
Voyageur Asset Management LLC
90 South Seventh Street, Suite 4400
Minneapolis, MN 55402.

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
Norwest Bank Minnesota, N.A.
Sixth Street & Marquette Avenue
Minneapolis, MN 55402




[LOGO OMITTED: DELAWARE INVESTMENTS
               ---------------------
               Philadelphia * London]

www.delawarefunds.com

[RECYLE LOGO OMITTED] Printed in the USA on recycled paper



AGGRESSIVE GROWTH FUND                                     PROSPECTUS
GROWTH STOCK FUND                                          JUNE 29, 1998
INSTITUTIONAL CLASS SHARES

1818 MARKET STREET, PHILADELPHIA, PA 19103
FOR MORE INFORMATION ABOUT AGGRESSIVE GROWTH FUND INSTITUTIONAL CLASS AND GROWTH STOCK FUND INSTITUTIONAL CLASS
CALL DELAWARE INVESTMENTS AT 800-828-5052.


This Prospectus describes the shares of Aggressive Growth Fund series and Growth Stock Fund series (individually, a "Fund" and collectively, the "Funds") of Voyageur Mutual Funds III, Inc. ("Mutual Funds III, Inc."), a professionally-managed mutual fund of the series type.


Aggressive Growth Fund's investment objective is long-term capital appreciation which the Fund attempts to achieve by investing primarily in equity securities of companies which Delaware Management Company (the "Manager") believes have the potential for high earnings growth. Growth Stock Fund's investment objective is long-term capital appreciation through investment in equity securities diversified among individual companies and industries. There is no assurance that either Fund's investment objective will be achieved. See Investment Objectives and Policies.


Aggressive Growth Fund offers Aggressive Growth Fund Institutional Class and Growth Stock Fund offers Growth Stock Fund Institutional Class (individually, a "Class" and collectively, the "Classes").


This Prospectus relates only to the Classes and sets forth information that you should read and consider before you invest. Please retain it for future reference. An investment in either Fund involves certain risks and requires consideration of such risks. The Funds' Statement of Additional Information ("Part B" of Mutual Funds III, Inc.'s registration statement), dated June 29, 1998, as it may be amended from time to time, contains additional information about the Funds and has been filed with the Securities and Exchange Commission ("SEC"). Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above number. Each Fund's financial statements appear in its Annual Report for the fiscal year ended April 30, 1998, which will accompany any response to requests for Part B. The SEC also maintains a Web site (http://www.sec.gov) that contains Part B, material we incorporated by reference, and other information regarding registrants that electronically file with the SEC.

Each Fund also offers Class A Shares, Class B Shares and Class C Shares. Shares of these classes are subject to sales charges and other expenses, which may affect their performance. A prospectus for these classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling 800-523-1918.


TABLE OF CONTENTS

COVER PAGE                                                            1

SYNOPSIS                                                              2

SUMMARY OF EXPENSES                                                   3

FINANCIAL HIGHLIGHTS                                                  4

INVESTMENT OBJECTIVES AND POLICIES

     SUITABILITY                                                      6

     INVESTMENT STRATEGY                                              6

CLASSES OF SHARES                                                     7

HOW TO BUY SHARES                                                     8

REDEMPTION AND EXCHANGE                                               9

DIVIDENDS AND DISTRIBUTIONS                                          10

TAXES                                                                11

CALCULATION OF NET ASSET VALUE PER SHARE                             12

MANAGEMENT OF THE FUNDS                                              13

OTHER INVESTMENT POLICIES AND
     RISK CONSIDERATIONS                                             16

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUNDS ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUNDS ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

INVESTMENT OBJECTIVES

     Aggressive Growth Fund -- The investment objective of Aggressive Growth Fund is long-term capital appreciation which the Fund attempts to achieve by investing primarily in equity securities of companies which the Manager believes have the potential for high earnings growth.

     Growth Stock Fund -- The investment objective of Growth Stock Fund is long-term capital appreciation through investment in equity securities diversified among individual companies and industries.

     For further details, see Investment Objectives and Policies and Other Investment Policies and Risk Considerations.

RISK FACTORS AND SPECIAL CONSIDERATIONS

     Prospective investors should consider a number of factors:

     1. Each Fund invests in common stocks. The prices of common stocks, especially those of smaller companies, tend to fluctuate, particularly in the shorter term. Investors should be willing to accept the risks associated with investments in emerging and growth-oriented companies, some of the securities of which may be speculative and subject to additional investment risk. See Investment Objectives and Policies.

     2. Each Fund may invest up to 10% of its total assets directly or indirectly in securities of issuers domiciled in foreign countries. Such investments involve certain risk and opportunity considerations not typically associated with investing in the United States. See Investment Objectives and Policies and Other Investment Policies and Risk Considerations.

     3. Each Fund has the ability to engage in options transactions for hedging purposes to counterbalance portfolio volatility. While neither Fund engages in options transactions for speculative purposes, there are risks which result from the use of options, and an investor should carefully review the description of these risks in this Prospectus. Certain options may be considered to be derivative securities. See Investment Objectives and Policies and Other Investment Policies and Risk Considerations.


INVESTMENT MANAGER, SUB-ADVISER, DISTRIBUTOR AND TRANSFER AGENT

     The Manager is the investment manager for each Fund and, in that capacity, provides investment advice to each Fund, subject to the supervision of Mutual Funds III, Inc.'s Board of Directors. The Manager also provides investment management services to certain of the other funds in the Delaware Investments family. The Manager employs Voyageur Asset Management LLC (the "Sub-Adviser") as Growth Stock Fund's Sub-Adviser. Delaware Distributors, L.P. (the "Distributor") is the national distributor for each Fund and for all of the other mutual funds in the Delaware Investments family. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for each Fund and for all of the other mutual funds in the Delaware Investments family. See Summary of Expenses and Management of the Funds for further information regarding the Manager and the Sub-Adviser and the fees payable under each Fund's Investment Management Agreement and the Sub-Advisory Agreement on behalf of Growth Stock Fund.


PURCHASE PRICE

     Shares of each Class offered by this Prospectus are available at net asset value, without a front-end or contingent deferred sales charge and are not subject to distribution fees under a Rule 12b-1 distribution plan. See Classes of Shares.

REDEMPTION AND EXCHANGE

     Shares of each Class are redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. See Redemption and Exchange.

OPEN-END INVESTMENT COMPANY

     Mutual Funds III, Inc. is an open-end, registered management investment company. Each Fund operates as a diversified fund as defined under the Investment Company Act of 1940 (the "1940 Act"). Mutual Funds III, Inc. was organized as a Minnesota corporation in January 1985. See Shares under Management of the Funds.


SUMMARY OF EXPENSES

                                                           AGGRESSIVE
                                                           GROWTH FUND
                                                          INSTITUTIONAL
SHAREHOLDER TRANSACTION EXPENSES                              CLASS

Maximum Sales Charge Imposed on Purchases
     (as a percentage of offering price)                      None
Maximum Sales Charge Imposed on Reinvested Dividends
     (as a percentage of offering price)                      None
Exchange Fees                                                 None*


                                                           AGGRESSIVE
                                                           GROWTH FUND
         ANNUAL OPERATING EXPENSES                        INSTITUTIONAL
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)                 CLASS

Management Fees (after voluntary waivers)                     0.46%**
12b-1 Fees                                                    None
Other Operating Expenses                                      1.04%**
                                                              -------
     Total Operating Expenses (after voluntary waivers)       1.50%**
                                                              =======


                                                             GROWTH
                                                           STOCK FUND
                                                          INSTITUTIONAL
SHAREHOLDER TRANSACTION EXPENSES                              CLASS

Maximum Sales Charge Imposed on Purchases
     (as a percentage of offering price)                      None
Maximum Sales Charge Imposed on Reinvested Dividends
     (as a percentage of offering price)                      None
Exchange Fees                                                 None*


                                                             GROWTH
                                                           STOCK FUND
         ANNUAL OPERATING EXPENSES                        INSTITUTIONAL
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)                 CLASS

Management Fees (after voluntary waivers)                     0.93%**
12b-1 Fees                                                    None
Other Operating Expenses                                      0.57%**
                                                              -------
     Total Operating Expenses (after voluntary waivers)       1.50%**
                                                              =======


 *Exchanges are subject to the requirements of each fund and a front-end sales charge may apply.


**The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by Aggressive Growth Fund and Growth Stock Fund and to pay each Fund's expenses to the extent necessary to ensure that the Total Operating Expenses (after voluntary waivers and payments) do not exceed 1.50% for each Class on an annualized basis (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) through December 31, 1998. Total Operating Expenses assume that the voluntary waiver has been in effect and have been derived from the actual expenses incurred by the Class A Shares of each Fund during its previous fiscal year less 12b-1 fees, which are inapplicable to the Institutional Classes. Absent the voluntary fee waivers, "Total Operating Expenses (as a percentage of average daily net assets)" are expected to equal 2.04% for Aggressive Growth Fund Institutional Class and 1.57% for Growth Stock Fund Institutional Class, including Management Fees of 1.00% for each Class. "Other Operating Expenses" are based on estimated amounts for the current fiscal year.


  For expense information about each Fund's A Class, B Class and C Class, see the separate prospectus relating to those classes.


  The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, and (2) redemption at the end of each time period. Mutual Funds III, Inc. charges no redemption fees. The following example assumes the voluntary waiver of fees by the Manager as discussed in this Prospectus.

                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
AGGRESSIVE GROWTH FUND       $15        $47         $82         $179
INSTITUTIONAL CLASS

                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
GROWTH STOCK FUND            $15        $47         $82         $179
INSTITUTIONAL CLASS


THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR
FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR
LESS THAN THOSE SHOWN.

The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in each Class will bear directly or indirectly.

FINANCIAL HIGHLIGHTS


The following financial highlights are derived from the financial statements of the Funds and have been audited by Ernst & Young LLP, independent auditors for the year ended April 30, 1998 and by the Funds' previous independent auditors for the prior fiscal periods. The data for the most recent fiscal year should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP, all of which are incorporated by reference into Part B. Further information about the Funds' performance is contained in the Funds' Annual Report to shareholders. A copy of the Funds' Annual Report (including the report of Ernst & Young LLP) may be obtained from the Funds upon request at no charge.

                                  AGGRESSIVE GROWTH FUND INSTITUTIONAL CLASS 1

                             PERIOD                                          PERIOD
                             8/29/97                                         5/16/94 4
                             THROUGH                YEAR ENDED               THROUGH
                             4/30/98 2   4/30/98 3   4/30/97 3   4/30/96 3   4/30/95 3

Net Asset Value,
Beginning of Period          $17.150     $11.770     $13.080     $10.400     $10.000

INCOME FROM INVESTMENT OPERATIONS

Net Investment Loss           (0.019)     (0.052)     (0.180)     (0.100)     (0.090)
Net Realized and Unrealized
Gain From Investments          5.539      11.127       0.960       3.270       0.490
                            --------    --------    --------    --------    --------
     Total From
     Investment Operations     5.520      11.075       0.780       3.170       0.400
                            --------    --------    --------    --------    --------

LESS DIVIDENDS AND DISTRIBUTIONS

Distributions from Net
Realized Gain on
Investment Transactions       (2.030)     (2.275)     (2.090)     (0.400)         --
Return of Capital                 --          --          --      (0.090)         --
                            --------    --------    --------    --------    --------
     Total Distributions      (2.030)     (2.275)     (2.090)     (0.490)         --
                            --------    --------    --------    --------    --------
Net Asset Value,
End of Period                $20.640     $20.570     $11.770     $13.080     $10.400
                            ========    ========    ========    ========    ========

TOTAL RETURN                  34.68% 6    98.60% 5/6   4.34% 5/6  31.02% 5/6   4.00% 5/6

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period
(000's omitted)               $2,391     $31,926      $4,944      $4,334      $2,189
Ratio of Expenses to
Average Net Assets             1.50%       1.75%       1.84%       2.01%       1.74%
Ratio of Expenses to Average
Net Assets Prior to Expense
Limitation                     2.04%       2.29%       2.65%       2.74%       2.97%
Ratio of Net Investment
Loss to Average Net Assets    (0.44%)     (0.69%)     (1.38%)     (1.00%)     (1.21%)
Ratio of Net Investment Loss
Average Net Assets Prior
to Expense Limitation         (0.98%)     (1.23%)     (2.19%)     (1.73%)     (2.44%)
Portfolio Turnover              356%        356%        180%        166%         88%
Average Commission
Rate Paid 7                  $0.0600     $0.0600     $0.0600         N/A         N/A


------------
1Effective May 1, 1995, Voyageur Fund Managers, Inc. assumed responsibility for Aggressive Growth Fund's investment management replacing George D. Bjurman, the Fund's sub-adviser. Beginning May 1, 1997, Delaware Management Company became the investment adviser to the Fund.

2Data are derived from Aggressive Growth Fund Institutional Class shares, which commenced operations on August 29, 1997. Ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.

3Data are derived from data of the Class A Shares of the Aggressive
 Growth Fund and reflect the impact of 12b-1 Plan distribution expenses paid by Class A Shares of this Fund.

4Commencement of operations of Class A Shares. Ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.

5Does not reflect maximum sales charge that is or was in effect nor the limited contingent deferred sales charge that varies from 0.50%-1%, depending on the holding period for Aggressive Growth Fund A Class, applicable to certain redemptions made within two years after purchase for Aggressive Growth Fund A Class.

6Reflects the expense limitations in effect for the Fund.

7Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

FINANCIAL HIGHLIGHTS
(Continued)


                                             GROWTH STOCK FUND INSTITUTIONAL CLASS 1

                                             PERIOD
                                             8/29/97
                                             THROUGH         YEAR ENDED APRIL 30,
                                             4/30/98 2    1998 3    1997 3    1996 3

Net Asset Value,
Beginning of Period                          $27.520   $25.340     $23.660   $19.910

INCOME FROM INVESTMENT OPERATIONS

Net Investment Income (loss)                   0.047     0.029       0.160     0.080
Net Realized and Unrealized
Gain (loss) From Investments                   5.803     8.591       3.360     4.820
                                            --------  --------    --------  --------
     Total From Investment Operations          5.850     8.620       3.520     4.900
                                            --------  --------    --------  --------

LESS DIVIDENDS AND DISTRIBUTIONS

Dividends From Net Investment
Income                                        (0.040)   (0.140)     (0.080)   (0.110)
Distributions From Net Realized
Gain on Investment Transactions               (1.300)   (1.990)     (1.760)   (1.040)
                                            --------  --------    --------  --------
     Total Dividends and Distributions        (1.340)   (2.130)     (1.840)   (1.150)
                                            --------  --------    --------  --------
Net Asset Value, End of Period               $32.030   $31.830     $25.340   $23.660
                                            ========  ========    ========  ========

TOTAL RETURN                                  21.41% 5  35.27% 4/5  15.27% 4  25.00% 4/5

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period
(000's omitted)                                 $799   $41,196     $34,255   $28,956
Ratio of Expenses
to Average Net Assets                          1.50%     1.75%       1.72%     1.78%
Ratio of Expenses to
Average Net Assets Prior
to Expense Limitation                          1.57%     1.82%       1.72%     1.87%
Ratio of Net Investment Income
(loss) to Average Net Assets                   0.33%     0.08%       0.68%     0.36%
Ratio of Net Investment Income
(loss) to Average Net Assets
Prior to Expense Limitation                    0.26%        --       0.68%     0.27%
Portfolio Turnover                                9%        9%         29%       37%
Average Commission Rate Paid 6               $0.0600   $0.0600     $0.0600       N/A



                                             GROWTH STOCK FUND INSTITUTIONAL CLASS 1
                                                       YEAR ENDED APRIL 30,
                                                1995 3      1994 3      1993 3      1992 3

Net Asset Value,
Beginning of Period                          $17.510     $17.810     $23.810     $19.360

INCOME FROM INVESTMENT OPERATIONS

Net Investment Income (loss)                   0.150       0.070       0.050      (0.180)
Net Realized and Unrealized
Gain (loss) From Investments                   2.770      (0.160)      0.220       4.810
                                            --------    --------    --------    --------
     Total From Investment Operations          2.920      (0.090)      0.270       4.630
                                            --------    --------    --------    --------

LESS DIVIDENDS AND DISTRIBUTIONS

Dividends From Net Investment
Income                                        (0.130)     (0.060)         --          --
Distributions From Net Realized
Gain on Investment Transactions               (0.390)     (0.150)     (6.270)     (0.180)
                                            --------    --------    --------    --------
     Total Dividends and Distributions        (0.520)     (0.210)     (6.270)     (0.180)
                                            --------    --------    --------    --------
Net Asset Value, End of Period               $19.910     $17.510     $17.810     $23.810
                                            ========    ========    ========    ========

TOTAL RETURN                                  17.04% 4/5  (0.52%) 4/5  1.51% 4/5  23.86% 4/5

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period
(000's omitted)                              $23,651     $28,518     $26,784     $19,351
Ratio of Expenses
to Average Net Assets                          1.90%       1.90%       1.90%       2.25%
Ratio of Expenses to
Average Net Assets Prior
to Expense Limitation                          1.99%       2.13%       2.70%       2.86%
Ratio of Net Investment Income
(loss) to Average Net Assets                   0.75%       0.40%       0.26%      (0.76%)
Ratio of Net Investment Income
(loss) to Average Net Assets
Prior to Expense Limitation                    0.66%       0.17%      (0.54%)     (1.37%)
Portfolio Turnover                               22%         34%         17%        143%
Average Commission Rate Paid 6                   N/A         N/A         N/A         N/A



                                        GROWTH STOCK FUND INSTITUTIONAL CLASS 1
                                                    YEAR ENDED APRIL 30,
                                                1991 3     1990 3      1989 3


Net Asset Value,
Beginning of Period                          $18.850    $19.390     $16.100

INCOME FROM INVESTMENT OPERATIONS

Net Investment Income (loss)                  (0.110)    (0.080)     (0.150)
Net Realized and Unrealized
Gain (loss) From Investments                   3.400      1.290       3.510
                                            --------   --------    --------
     Total From Investment Operations          3.290      1.210       3.360
                                            --------   --------    --------

LESS DIVIDENDS AND DISTRIBUTIONS

Dividends From Net Investment
Income                                            --         --          --
Distributions From Net Realized
Gain on Investment Transactions               (2.780)    (1.750)     (0.070)
                                            --------   --------    --------
     Total Dividends and Distributions        (2.780)    (1.750)     (0.070)
                                            --------   --------    --------
Net Asset Value, End of Period               $19.360    $18.850     $19.390
                                            ========   ========    ========

TOTAL RETURN                                  20.51% 4/5  6.09% 4/5  20.92% 4/5

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period
(000's omitted)                              $11,400    $10,331      $9,183
Ratio of Expenses
to Average Net Assets                          2.36%      2.31%       2.42%
Ratio of Expenses to
Average Net Assets Prior
to Expense Limitation                          2.86%      2.86%       3.00%
Ratio of Net Investment Income
(loss) to Average Net Assets                  (0.67%)    (0.66%)     (0.69%)
Ratio of Net Investment Income
(loss) to Average Net Assets
Prior to Expense Limitation                   (1.17%)    (1.21%)     (1.27%)
Portfolio Turnover                              128%       115%         32%
Average Commission Rate Paid 6                   N/A        N/A         N/A


1Effective September 1, 1990, Voyageur Fund Managers, Inc. replaced
 Investment Advisers, Inc. as the investment adviser and Wilke/Thompson Capital Management began acting as Growth Stock Fund's sub- investment adviser until January 1, 1992 when Voyageur Fund Managers, Inc. became the sole investment adviser to the Fund. Beginning May 1, 1997, Delaware Management Company became the investment adviser to the Fund and Voyageur Asset Management LLC began acting as Sub-Adviser to Growth Stock Fund.

2Data are derived from Growth Stock Fund Institutional Class shares, which commenced operations on August 29, 1997. Ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.

3Data are derived from data of the Class A Shares of the Growth Stock
 Fund and reflect the impact of 12b-1 Plan distribution expenses paid by Class A Shares of this Fund.

4Does not reflect maximum sales charge that is or was in effect nor the limited contingent deferred sales charge that varies from 0.50%-1%, depending on the holding period for Growth Stock Fund A Class, applicable to certain redemptions made within two years after purchase for Growth Stock Fund A Class.

5Reflects expense limitations in effect for the Fund.

6Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.


INVESTMENT OBJECTIVES
AND POLICIES

     Aggressive Growth Fund -- Aggressive Growth Fund's investment objective is long-term capital appreciation which the Fund attempts to achieve by investing primarily in equity securities of companies which the Manager believes have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments.

     Growth Stock Fund -- Growth Stock Fund has an objective of long-term capital appreciation. Growth Stock Fund seeks to achieve its objective by investing in equity securities diversified among individual companies and industries.

     No assurance can be given that either Fund will be able to achieve its investment objective.

SUITABILITY

     The value of a Fund's investments, and as a result the net asset value of a Fund's shares, will fluctuate in response to changes in the market and economic conditions as well as the financial condition and prospects of issuers in which the Fund invests. Because of the risks associated with a Fund's investments, each Fund is intended to be a long term investment vehicle and is not designed to provide investors with a means of speculating on short-term stock market movements.

     Companies in which Aggressive Growth Fund invests typically are subject to a greater degree of change in earnings and business prospects than are companies with more established earnings patterns. In light of these factors, Aggressive Growth Fund may be subject to greater investment risk than that assumed by other investment companies.


     Ownership of a Fund's shares can reduce the bookkeeping and administrative inconveniences that would be connected with direct purchases of the types of securities in which the Fund invests.
Investors should not consider a purchase of shares of either Fund as equivalent to a complete investment program. Delaware Investments includes a family of funds, generally available through registered investment dealers, which may be used together to create a more complete investment program.


INVESTMENT STRATEGY

AGGRESSIVE GROWTH FUND

     The Fund seeks to achieve its investment objective by investing primarily (at least 65% of its total assets) in equity securities (including convertible securities) of companies which the Manager believes have the potential for high earnings growth and which are U.S. companies with stock market capitalizations of at least $300 million. The Fund has been designed to provide investors with potentially greater long-term rewards than provided by an investment in a fund that seeks capital appreciation from common stocks with more established earnings histories.

     The Fund will invest in equity securities of companies the Manager believes to be undervalued and to have the potential for high earnings growth. Companies in which the Fund invests generally will meet one or more of the following criteria: high historical earnings-per-share ("EPS") growth; high projected future EPS growth; an increase in research analyst earnings estimates; attractive relative price to earnings ratios; and high relative discounted cash flows. In selecting the Fund's investments, the Manager also focuses on companies with capable management teams, strong industry positions, sound capital structures, high returns on equity, high reinvestment rates and conservative financial accounting policies.

     In pursuing its objective, the Fund anticipates that it will invest substantially all, and under normal conditions not less than 65%, of its assets in common stocks, preferred stocks, convertible bonds, convertible debentures, convertible notes, convertible preferred stocks and warrants or rights. To the extent that the Fund invests in convertible debt securities, those securities will be purchased on the basis of their equity characteristics, and ratings, if any, of those securities will not be an important factor in their selection.

     At no time will the investments of the Fund in bank obligations, including time deposits, exceed 25% of the value of the Fund's assets.

GROWTH STOCK FUND

     In seeking to achieve its investment objective, Growth Stock Fund's policy is to invest under normal market conditions not less than 80% of its total assets in common stocks which the Manager or Sub-Adviser believe offer the potential for long-term capital appreciation. Some of the factors the Manager or Sub-Adviser will consider in making the Fund's investments are increasing demand for a company's products or services, the belief that a company's securities are temporarily undervalued, the development of new or improved products or services, the probability of increased operating efficiencies, changes in management, emphasis on research and development, cyclical conditions, or possible mergers or acquisitions. The Fund anticipates that, in normal market conditions, at least 75% of the Fund's investments in common stocks will have received at the time of investment one of the two highest earnings and dividend ratings (A+ or A) assigned by Standard & Poor's Ratings Group ("Standard & Poor's"). The Fund also may invest up to 20% of its total assets in preferred stocks and corporate bonds if they are accompanied by warrants or are convertible into common stocks.

*   *   *

     Each Fund may invest up to 10% of its assets in foreign securities. Each Fund may also invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), which are U.S. dollar-denominated receipts, typically issued by domestic banks or trust companies, that represent the deposit with those entities of securities of a foreign issuer, and Global Depositary Receipts ("GDRs"), which generally are issued by foreign banks and evidence ownership of either foreign or domestic securities. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR. Each Fund may invest in ADRs through both sponsored and unsponsored arrangements.

CLASSES OF SHARES

     The Distributor serves as the national distributor for each Fund. Shares of each Class may be purchased directly by contacting a Fund or its agent or through authorized investment dealers. All purchases of shares of each Class are made at net asset value. There is no front-end or contingent deferred sales charge.

     INVESTMENT INSTRUCTIONS GIVEN ON BEHALF OF PARTICIPANTS IN AN EMPLOYER-SPONSORED RETIREMENT PLAN ARE MADE IN ACCORDANCE WITH
DIRECTIONS PROVIDED BY THE EMPLOYER. EMPLOYEES CONSIDERING PURCHASING SHARES OF A CLASS AS PART OF THEIR RETIREMENT PROGRAM SHOULD CONTACT THEIR EMPLOYER FOR DETAILS.

     Shares of each Class are available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with the Manager or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of a Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES


     In addition to offering Institutional Class shares, each Fund also offers Class A Shares, Class B Shares and Class C Shares, which are described in a separate prospectus. Class A Shares, Class B Shares and Class C Shares may be purchased through authorized investment dealers or directly by contacting a Fund or its Distributor. Class A Shares, Class B Shares and Class C Shares may have different sales charges and other expenses which may affect performance. To obtain a prospectus relating to such classes, contact the Distributor by writing to the address or by calling the phone number listed on the cover of this Prospectus.


HOW TO BUY SHARES

     Each Fund makes it easy to invest by mail, by wire, by exchange and by arrangement with your investment dealer. In all instances, investors must qualify to purchase shares of the Classes.

INVESTING DIRECTLY BY MAIL


     1. Initial Purchases--An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to the specific Fund and Class selected, to Delaware Investments at 1818 Market Street, Philadelphia, PA 19103.


     2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Fund and Class selected. Your check should be identified with your name(s) and account number.

INVESTING DIRECTLY BY WIRE

     You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number
1412893401 (include your name(s) and your account number for the Fund and Class in which you are investing).


     1. Initial Purchases--Before you invest, telephone the Client Services Department to get an account number at 800-828-5052. If you do not call first, it may delay processing your investment. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, to the Fund and Class selected by you, to Delaware Investments at 1818 Market Street, Philadelphia, PA 19103.


     2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You must advise your Client Services Representative by telephone at 800-828-5052 prior to sending your wire.

INVESTING BY EXCHANGE


     If you have an investment in another mutual fund in the Delaware Investments family and you qualify to purchase shares of the Classes, you may write and authorize an exchange of part or all of your investment into a Fund. However, Class B Shares and Class C Shares of each Fund and Class B Shares and Class C Shares of the other funds in the Delaware Investments family offering such a class of shares may not be exchanged into the Classes. If you wish to open an account by exchange, call your Client Services Representative at 800-828-5052 for more information. See Redemption and Exchange for more complete information concerning your exchange privileges.


INVESTING THROUGH YOUR INVESTMENT DEALER

     You can make a purchase of Fund shares through most investment dealers who, as part of the service they provide, must transmit orders promptly to the Fund. They may charge for this service.

PURCHASE PRICE AND EFFECTIVE DATE

     The purchase price (net asset value) of each Class is determined as of the close of regular trading on the New York Stock Exchange
(ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

     The effective date of a purchase is the date the order is received by the Fund in which the shares are being purchased, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the share price is determined, as noted above. Purchase orders received after such time will be effective the next business day.

THE CONDITIONS OF YOUR PURCHASE


     Each Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. Each Fund reserves the right to reject purchases by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.


     Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under $250 as a result of redemptions.

REDEMPTION AND EXCHANGE

     REDEMPTION AND EXCHANGE REQUESTS MADE ON BEHALF OF PARTICIPANTS IN AN EMPLOYER-SPONSORED RETIREMENT PLAN ARE MADE IN ACCORDANCE WITH
DIRECTIONS PROVIDED BY THE EMPLOYER. EMPLOYEES SHOULD THEREFORE CONTACT THEIR EMPLOYER FOR DETAILS.

     Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order. For example, redemption or exchange requests received in good order after the time the net asset value of shares is determined, will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. Except as otherwise noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. With regard to exchanges, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling a Fund at 800-828-5052. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

     All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

     Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Neither Fund will honor redemption requests as to shares for which a check was tendered as payment until the Fund is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.


     Shares of a Class may be exchanged into any other mutual fund in the Delaware Investments family provided: (1) the investment satisfies the eligibility and other requirements set forth in the prospectus of the fund being acquired, including the payment of any applicable front-end sales charge; and (2) the shares of the fund being acquired are in a state where that fund is registered. If exchanges are made into other shares that are eligible for purchase only by those permitted to purchase shares of a Class, such shares will be exchanged at net asset value. Shares of a Class may not be exchanged into Class B Shares or Class C Shares of the funds in the Delaware Investments family. Each
Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.


     Various redemption and exchange methods are outlined below. No fee is charged by the Funds or the Distributor for redeeming or exchanging your shares, although, in the case of an exchange, a sales charge may apply. You may also have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

     All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund to which the authorization relates or its agent.

WRITTEN REDEMPTION AND EXCHANGE


     You can write to a Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares or to request an exchange of any or all your shares into another mutual fund in the Delaware Investments family, subject to the same conditions and limitations as other exchanges noted above. The request must be signed by all owners of the account or your investment dealer of record.


     For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, each Fund requires a signature by all owners of the account and may require a signature guarantee. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. A Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is normally mailed the next business day after receipt of your redemption request. Certificates are issued for shares only if you submit a specific request. If your shares are in certificate form, the certificate(s) must accompany your request and also be in good order.

     You also may submit your written request for redemption or exchange by facsimile transmission at the following number: 215-255-8864.

TELEPHONE REDEMPTION AND EXCHANGE


     To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you may redeem or exchange only by written request and you must return your certificate(s).


     The Telephone Redemption -- Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach a Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

     Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, a Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

TELEPHONE REDEMPTION--CHECK TO YOUR ADDRESS
OF RECORD

     You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request.

TELEPHONE REDEMPTION--PROCEEDS TO YOUR BANK

     Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must submit a written authorization and you may need to have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call your Client Services Representative prior to the time the net asset value is determined, as noted above.

TELEPHONE EXCHANGE


     You or your investment dealer of record can exchange shares into any fund in the Delaware Investments family under the same registration. As with the written exchange service, telephone exchanges are subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.


DIVIDENDS AND DISTRIBUTIONS

     Mutual Funds III, Inc. currently intends to make annual payments from each Fund's net investment income. Payments from each Fund's net realized security profits will be made during the first quarter of the next fiscal year. Both dividends and distributions, if any, are automatically reinvested in your account at net asset value.

     Each class of a Fund will share proportionately in the investment income and expenses of that Fund, except that the Classes will not incur any distribution fee under Mutual Funds III, Inc.'s 12b-1 Plans which apply to Aggressive Growth Fund A Class, B Class and C Class and Growth Stock Fund A Class, B Class and C Class.

TAXES

     The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Fund.


     Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. As such, a Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies certain other requirements relating to the sources of its income and diversification of its assets.

     On August 5, 1997, President Clinton signed into law the Taxpayer Relief Act of 1997 (the "1997 Act"). This new law makes sweeping changes in the Code. Because many of these changes are complex, and only indirectly affect a Fund and its distributions to you, they are discussed in Part
B. Changes in the treatment of capital gains, however, are discussed in this section.

     Each Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. For corporate investors, dividends from net investment income will generally qualify in part for the corporate dividends-received deduction. The portion of dividends paid by each Fund that so qualifies will be designated each year in a notice from Mutual Funds III, Inc. to the Fund's shareholders. For the fiscal year ended April 30, 1998, all of Growth Stock Fund's dividends from net investment income qualified for the corporate dividends-received deduction.

     Distributions paid by a Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Funds do not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

THE TREATMENT OF CAPITAL GAIN DISTRIBUTIONS UNDER THE TAXPAYER RELIEF
ACT OF 1997

     The 1997 Act creates a category of long-term capital gain for individuals who will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum rate of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum rate of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when a Fund's securities were sold and how long they were held by the Fund before they were sold. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.

     Mutual Funds III, Inc. will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.

     Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

     The sale of shares of the Funds is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between a Fund and any other fund in the Delaware Investments family. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

     Each Fund may be subject to foreign withholding taxes on income from certain of its foreign securities.

     In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes. For example, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Because investors' state and local taxes may be different than the federal taxes described above, investors should consult their own tax advisers.

     Each year, Mutual Funds III, Inc. will mail to you information on the tax status of a Fund's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by a Fund.


     Each Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

     See in Part B for additional information on tax matters relating to each Fund and its shareholders.

CALCULATION OF NET ASSET VALUE PER SHARE

     The purchase and redemption price of Class shares is the net asset value ("NAV") per share of a Class next computed after the order is received.
The NAV is computed as of the close of regular trading on the New York
Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

     The NAV per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Debt securities are priced on the basis of valuations provided by an independent pricing service using methods approved by Mutual Funds III, Inc.'s Board of Directors. Equity securities for which marked quotations are available are priced at market value. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Mutual Funds III, Inc.'s Board of Directors.

     The net asset values of all outstanding shares of each class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that a Class will not incur any of the expenses under the respective Fund's 12b-1 Plans and Class A, B and C Shares alone will bear the 12b-1 Plan fees payable under their respective Plans.

MANAGEMENT OF THE FUNDS

DIRECTORS

     The business and affairs of Mutual Funds III, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Mutual Funds III, Inc.'s directors and officers.

INVESTMENT MANAGER AND SUB-ADVISER

     The Manager furnishes investment management services to each Fund. The Sub-Adviser is responsible for the day-to-day investment management of Growth Stock Fund. The Manager has offices located at One Commerce
Square, Philadelphia, PA 19103. The Sub-Adviser has offices located at
90 South Seventh Street, Suite 4400, Minneapolis, MN 55402.


     The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On April 30, 1998, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $45 billion in assets in various institutional or separately managed (approximately $27,330,570,000) and investment company (approximately $17,773,730,000) accounts.

     Prior to May 1, 1997, Voyageur Fund Managers, Inc. ("Voyageur") had been retained under an investment advisory contract to act as each Fund's investment adviser, subject to the authority of the Board of Directors. Voyageur was an indirect, wholly-owned subsidiary of Dougherty Financial Group, Inc. ("DFG"). After the close of business on April 30, 1997,
Voyageur became an indirect, wholly owned subsidiary of Lincoln National Corporation ("LNC") as a result of LNC's acquisition of DFG. LNC, headquartered in Fort Wayne, Indiana, owns and operates insurance and investment management businesses, including Delaware Management
Holdings, Inc. ("DMH"). Affiliates of DMH serve as adviser, distributor and transfer agent for the Delaware Investments family of mutual funds.


     Because LNC's acquisition of DFG resulted in a change of control of Voyageur, the Fund's previous investment advisory agreements with Voyageur were "assigned," as that term is defined by the 1940 Act, and the previous agreements therefore terminated upon the completion of the acquisition. The Board of Directors of the Funds unanimously approved new investment advisory agreements with the Manager at a meeting held in person on February 14, 1997, and called for a shareholders meeting to approve the new agreements. At a meeting held on April 11, 1997, the shareholders of each Fund approved its respective investment advisory agreement with the Manager to become effective after the close of business on April 30, 1997, the date the acquisition was completed. At that meeting, shareholders of Growth Stock Fund also approved a Sub-Advisory Agreement between the Manager and the Sub-Adviser to take effect at the same time as the Investment Management Agreement.


     Beginning May 1, 1997, the Manager, an indirect, wholly owned subsidiary of LNC, became the Funds' investment manager. The Manager administers the affairs of and is ultimately responsible for the investment management of each of the Funds under separate Investment Management Agreements. The Manager also administers Mutual Funds III, Inc.'s affairs and pays the salaries of all the directors, officers and employees of Mutual Funds III, Inc. who are affiliated with the Manager.
For these services, under their respective Investment Management
Agreements, Aggressive Growth Fund and Growth Stock Fund each pay the
Manager a monthly investment advisory fee equivalent on an annual basis to 1.00% of their average daily net assets. Investment management fees accrued by Aggressive Growth Fund for the fiscal year ended April 30, 1998 were 1.00% of average daily net assets and 0.46% was paid to the Manager as a result of the voluntary waiver of fees by Voyageur.
Investment management fees accrued by Growth Stock Fund for the fiscal year ended April 30, 1998 were 1.00% of average daily net assets and 0.93% was paid to the Manager as a result of the voluntary waiver of fees by Voyageur.

     The Manager is a series of Delaware Management Business Trust. The Manager changed its form of organization from a corporation to a business trust on March 1, 1998.

     Gerald S. Frey, Vice President/Senior Portfolio Manager, assumed primary responsibility for making day-to-day investment decisions for the Aggressive Growth Fund on May 1, 1997. Mr. Frey also serves as Vice President/Senior Portfolio Manager for certain other funds in the Delaware Investments family. Mr. Frey has 23 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.

     In making investment decisions for the Aggressive Growth Fund, Mr. Frey regularly consults with Wayne A. Stork, Marshall T. Bassett, John A. Heffern, Jeffrey Hynoski and Lori Wachs. Mr. Bassett, Vice President, joined Delaware in 1997. In his most recent position, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received his bachelor's degree and MBA from Duke University. Mr. Heffern, Vice President, holds a bachelor's degree and an MBA from the University of North Carolina at Chapel Hill. He joined Delaware in 1997. Previously, he was a Senior
Vice President, Equity Research at NatWest Securities Corporation's Specialty Finance Services unit. Prior to that, he was a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons. Mr. Hynoski is a
Vice President. He joined Delaware Investments in 1998. Previously, he served as a Vice President at Bessemer Trust Company in the mid and large capitalization growth group, where he specialized in the areas of science, technology and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr.
Hynoski holds a BS in Finance from the University of Delaware and an MBA with a concentration in Investments/Portfolio Management and Financial Economics from Pace University. Ms. Wachs is a Vice President. She joined Delaware Investments in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental studies.

     Pursuant to the terms of a Sub-Advisory Agreement with the Manager, the Sub-Adviser participates in the management of Growth Stock Fund's assets, is responsible for day-to-day investment management of the Fund, makes and executes investment decisions for the Fund in accordance with the Fund's investment objectives and stated policies. The Manager continues to have ultimate responsibility for all investment advisory services in connection with the management of the Fund pursuant to the Investment Management Agreement and supervises the Sub-Adviser's performance of such services. For the services provided to the Manager, the Manager pays the Sub-Adviser an annual sub-advisory fee equal to 0.50% of Growth Stock Fund's average daily net assets.

     James King, an employee of the Sub-Adviser, currently has day-to-day portfolio management responsibility for Growth Stock Fund. Mr. King was a director of Voyageur from 1993 through 1995 and was a Senior Equity Portfolio Manager of Voyageur from 1990 through 1997. Prior to joining Voyageur, Mr. King was President and Chief Investment Officer of King Management Company. Mr. King is a lecturer at the Drake University
School of Finance. Mr. King currently has over 30 years of investment experience.


PORTFOLIO TRADING PRACTICES

     Each Fund normally will not invest for short-term trading purposes. However, a Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of a Fund and may affect taxes payable by such Fund's shareholders.


     Each Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or to their advisory clients. These services may be used by the Manager in servicing any of its accounts. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, each Fund may consider a broker/dealer's sales of shares of funds in the Delaware Investments family in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.


PERFORMANCE INFORMATION

     From time to time, each Fund may quote total return performance of their Classes in advertising and other types of literature.

     Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value. Each presentation will include the average annual total return for one-, five- and ten-year (or life of fund, if applicable) periods. Each Fund may also advertise aggregate and average total return information concerning its Class over additional periods of time.

     Because securities prices fluctuate, investment results of the Classes will fluctuate over time and past performance should not be considered a guarantee of future results.

STATEMENTS AND CONFIRMATIONS

     You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling your Client Services Representative.

FINANCIAL INFORMATION ABOUT THE FUNDS

     Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about each Fund's investments and performance. Mutual Funds III, Inc.'s fiscal year ends on April 30.

DISTRIBUTION AND SERVICE

     The Distributor, Delaware Distributors, L.P., serves as the national distributor of each Fund's shares under a Distribution Agreement with Mutual Funds III, Inc. dated August 28, 1997. The Distributor bears all of the costs of promotion and distribution.

     The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for each Fund under an agreement dated May 1, 1997. The Transfer Agent also provides accounting services to the Funds pursuant to the terms of a separate Fund Accounting Agreement. The directors annually review service fees paid to the Transfer Agent. Certain recordkeeping services and other shareholder services that otherwise would be performed by the Transfer Agent may be performed by certain other entities and the Transfer Agent may elect to enter into an agreement to pay such other entities for those services. In addition, participant account maintenance fees may be assessed for certain recordkeeping services provided as part of retirement plan and administration service packages. These fees are based on the number of participants in the plan and the various services selected by the employer. Fees will be quoted upon request and are subject to change.

     The Distributor and the Transfer Agent are indirect, wholly owned subsidiaries of DMH.


*   *   *

     As with other mutual funds, financial and business organizations and individuals around the world, each Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Mutual Funds III, Inc. is taking steps to obtain satisfactory assurances that the Funds' major service providers are taking steps reasonably designed to address the Year 2000 Problem with respect to the computer systems that such service providers use. There can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of the Funds.

     Several European countries are participating in the European Economic and Monetary Union, which will establish a common European currency for participating countries. This currency will commonly be known as the "Euro." It is anticipated that each such participating country will replace its existing currency with the Euro on January 1, 1999.
Additional European countries may elect to participate after that date.
If a Fund is invested in securities of participating countries it could be adversely affected if the computer systems used by its major service providers are not properly prepared to handle the implementation of this single currency or the adoption of the Euro by additional countries in the future. Mutual Funds III, Inc. is taking steps to obtain satisfactory assurances that the major service providers of Funds are taking steps reasonably designed to address these matters with respect to the computer systems that such service providers use. There can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of the Funds.

EXPENSES

     Each Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreements and those borne by the Distributor under the Distribution Agreements.

     For the fiscal year ended April 30, 1998, the ratio of operating expenses to average daily net assets for Aggressive Growth Fund Institutional Class was 1.50% assuming the voluntary waiver of fees and 2.04% without the voluntary waiver of fees. For the fiscal year ended April 30, 1998, the ratio of operating expenses to average daily net assets for Growth Stock Fund Institutional Class was 1.50% assuming the voluntary waiver of fees and 1.57% without the voluntary waiver of fees.


SHARES

     Mutual Funds III, Inc. is an open-end management investment company. Each Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Mutual Funds III, Inc. was organized as a Minnesota corporation in January 1985. In addition to the Funds, Mutual Fund III, Inc. presently also offers the Tax-Efficient Equity Fund series of shares. Fund shares have a par value of $.01, equal voting rights, except as noted below, and are equal in all other respects. Each Fund will vote separately on any matter which affects only that Fund. Shares of each Fund have a priority over shares of any other fund of Mutual Funds III, Inc. in the assets and income of that Fund.

     All of the shares have noncumulative voting rights which means that the holders of more than 50% of Mutual Funds III, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Minnesota law, Mutual Funds III, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act.

     In addition to Institutional Class shares, the Funds offer Class A Shares, Class B Shares and Class C Shares. Shares of each class represent proportionate interests in the assets of the respective Fund and have the same voting and other rights and preferences as the other classes of that Fund, except that shares of the Classes are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to Class A, Class B and Class C Shares. Similarly, as a general matter, the shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of a Fund may vote on any proposal to increase materially the fees to be paid by that Fund under the 12b-1 Plan relating to Class A Shares.

     Beginning June 9, 1997, the names of Voyageur Aggressive Growth Fund changed to Aggressive Growth Fund series and Voyageur Growth Stock Fund changed to Growth Stock Fund series.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

DEBT SECURITIES

     In pursuing its investment objective, Aggressive Growth Fund may invest up to 35% of its total assets and Growth Stock Fund may invest up to 20% of its total net assets in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in a Fund's portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

     Investments in debt securities by each Fund are limited to those that are at the time of investment within the four highest grades (generally referred to as "investment grade") assigned by a nationally recognized statistical rating organization or, if unrated, are deemed to be of comparable quality by the Manager. If a change in credit quality after acquisition by a Fund causes a security to no longer be investment grade, the Fund will dispose of the security, if necessary, to keep its holdings to 5% or less of the Fund's net assets. See Credit Quality under Investment Restrictions and Policies in Part B. Debt securities rated Baa by Moody's or BBB by Standard & Poor's, although considered investment grade, have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds.

     When a Fund's Manager or Sub-Adviser, as the case may be, determines that adverse market or economic conditions exist and considers a temporary defensive position advisable, the Fund may invest without limitation in high-quality fixed income securities or hold assets in cash or cash equivalents.

RULE 144A SECURITIES

     Each Fund may invest in restricted securities, including privately placed securities, some of which may be eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as a Fund. Each Fund may invest no more than 15% of the value of its net assets in illiquid securities.

     While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day function of determining whether or not individual
Rule 144A Securities are liquid for purposes of a Fund's 15% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule
144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

     If the Manager or Sub-Adviser, as the case may be, determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed the Fund's 15% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

INVESTMENT COMPANY SECURITIES

     Any investments that either Fund makes in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, a Fund may not (1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. If a Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to each Fund's investments in unregistered investment companies.

REPURCHASE AGREEMENTS


     In order to invest its short-term cash reserves or when in a temporary defensive posture, each Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by the Manager or Sub-Adviser, under guidelines approved by the Board of Directors. A repurchase agreement is a short-term investment in which the purchaser (i.e. a Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Generally, repurchase agreements are of short duration, often less than one week but on occasion for longer periods. Not more than 15% of each Fund's assets may be invested in illiquid securities, including repurchase agreements of over seven-days' maturity. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which the Manager or Sub-Adviser under guidelines of the Board of Directors determines to present minimal credit risks and which are of high quality. In addition, each Fund must have collateral of at least 102% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

     Each Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. Each Fund will maintain with its custodian bank a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

TEMPORARY INVESTMENTS

     Each Fund's reserves may be invested in domestic short-term money market instruments including, but not limited to, U.S. government and agency obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements. During temporary defensive periods as determined by the Manager or the Sub-Adviser, as the case may be, each Fund may hold up to 100% of its total assets in short-term obligations of the types described above.

HEDGING TRANSACTIONS

     Each Fund may write covered call options and secured put options and purchase call and put options on securities and security indices. Each Fund may also engage in transactions in financial futures contracts and related options for hedging purposes. These investment techniques and the related risks are summarized below and are described in more detail in Part B.

OPTIONS

     The Manager and Sub-Adviser may employ options techniques in an attempt to protect appreciation attained and to take advantage of the liquidity available in the options market. Each Fund may purchase call options on foreign or U.S. securities and indices and enter into related closing transactions and a Fund may write covered call options on such securities. A Fund may also purchase put options on such securities and indices and enter into related closing transactions.

     A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. A covered call option obligates the writer, in return for the premium received, to sell the securities subject to the option to the purchaser of the option for an agreed upon price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or take advantage of a rise in a particular index. A Fund will only purchase call options to the extent that premiums paid on all outstanding call options do not exceed 2% of its total assets.

     A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period, and the writer of the option has the obligation to purchase the security from the purchaser of the option. A Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 2% of its total assets. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline.

     An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

     Closing transactions essentially let a Fund offset put options or call options prior to exercise or expiration. If a Fund cannot effect closing transactions, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

     In purchasing put and call options, the premium paid by a Fund plus any transaction costs will reduce any benefit realized by the Fund upon exercise of the option. With respect to writing covered call options, a Fund may lose the potential market appreciation of the securities subject to the option, if the Manager's or the Sub-Adviser's judgment is wrong and the price of the security moves in the opposite direction from what was anticipated.

     Each Fund may use both Exchange-traded and over-the-counter options. Certain over-the-counter options may be illiquid. Each Fund will only invest in such options to the extent consistent with its 15% limitation on investment in illiquid securities. Each Fund will comply with Securities and Exchange Commission asset segregation and coverage requirements when engaging in these types of transactions.

FUTURES

     Futures contracts are agreements for the purchase or sale for future delivery of securities. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities underlying the contract at a specified price on a specified date during a specified future month. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to a Fund of the securities called for by the contract at a specified price during a specified future month.

     While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Fund's custodian bank. Thereafter, a "variation margin" may be paid by a Fund to, or drawn by the Fund from, such account in accordance with controls set for such account, depending upon changes in the price of the underlying securities subject to the futures contract.

     Each Fund may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.

     The purpose of the purchase or sale of futures contracts consisting of U.S. government securities is to protect a Fund against the adverse effects of fluctuations in interest rates without actually buying or selling such securities. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of U.S. government securities at higher prices.

FOREIGN SECURITIES

     Each Fund may invest up to 10% of its total assets in foreign securities. Foreign securities may include ADRs and GDRs. There are substantial and different risks involved in investing in foreign securities. An investor should consider these risks carefully. For example, there is generally less publicly available information about foreign companies than is available about companies in the U.S. Foreign companies are not subject to uniform audit and financial reporting standards, practices and requirements comparable to those in the U.S.

     Foreign securities involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security.
Dividend and interest payments may be returned to the country of origin, based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

     Foreign stock markets are generally not as developed or efficient as those in the U.S. In most foreign markets volume and liquidity are less than in the U.S. and, at times, volatility of price can be greater than that in the U.S. Fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges.
There is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the U.S.

     There is also the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, or diplomatic developments which could adversely affect investments, assets or securities transactions of a Fund in some foreign countries. The Funds are not aware of any investment or exchange control regulations which might substantially impair their operations as described, although this could change at any time.

     The dividends and interest payable on certain foreign securities may be subject to foreign withholding taxes, thus reducing the net amount available for distribution to a Fund's shareholders.


INVESTMENT BY FUND OF FUNDS

     Aggressive Growth Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds (the "Foundation
Funds"). From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by the Foundation Funds.
While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Fund may be required to sell securities or invest cash at times when it would not otherwise do so.
These transactions could also have tax consequences if sales of securities result in gains and could also increase transactions costs or portfolio turnover. The Manager will monitor such transactions and will attempt to minimize any adverse effects on both the Fund and the Foundation Funds resulting from such transactions.


OTHER INVESTMENT POLICIES

     Although each Fund is permitted under certain circumstances to borrow money, neither Fund normally does so. Aggressive Growth Fund will not purchase new securities whenever borrowings exceed 5% of the value of the total assets of the Fund.

     Neither Fund may concentrate investments in any industry, which means that a Fund may generally not invest more than 25% of its assets in any one industry. With respect to Aggressive Growth Fund, the term
"industry" will be deemed to include the government of any country other than the United States, but not the U.S. Government.

*   *   *

     Certain other fundamental and non-fundamental investment restrictions adopted by the Funds are described in Part B.


For more information, call
Delaware Investments at 800-828-5052.

INVESTMENT MANAGER
Delaware Management Company
One Commerce Square
Philadelphia, PA 19103


GROWTH STOCK FUND:
SUB-ADVISER
Voyageur Asset Management LLC
90 South Seventh Street, Suite 4400,
Minneapolis, MN 55402

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
Norwest Bank Minnesota, N.A.
Sixth Street & Marquette Avenue
Minneapolis, MN 55402

www.delawarefunds.com

[GRAPHIC OMITTED: RECYCLE LOGO]

Printed in the U.S.A. on recycled paper.
P-042 [--] PP 12/97

AGGRESSIVE
GROWTH FUND
INSTITUTIONAL
GROWTH STOCK FUND
INSTITUTIONAL


              PART B--STATEMENT OF ADDITIONAL INFORMATION

              JUNE 29, 1998


VOYAGEUR MUTUAL FUNDS III, INC.


1818 MARKET STREET
PHILADELPHIA, PA  19103

FOR MORE INFORMATION ABOUT THE INSTITUTIONAL CLASS:  800-828-5052

FOR PROSPECTUS AND PERFORMANCE OF CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES:

                    NATIONWIDE 800-523-1918


INFORMATION ON EXISTING ACCOUNTS OF CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES:
               (SHAREHOLDERS ONLY) NATIONWIDE 800-523-1918

DEALER SERVICES:  (BROKER/DEALERS ONLY) NATIONWIDE 800-362-7500


TABLE OF CONTENTS

COVER PAGE

INVESTMENT RESTRICTIONS AND POLICIES

ACCOUNTING AND TAX ISSUES

PERFORMANCE INFORMATION

TRADING PRACTICES AND BROKERAGE

PURCHASING SHARES

INVESTMENT PLANS

DETERMINING OFFERING PRICE AND NET ASSET VALUE

REDEMPTION AND REPURCHASE

DISTRIBUTIONS AND TAXES

INVESTMENT MANAGEMENT AGREEMENTS AND SUB-ADVISORY AGREEMENT

OFFICERS AND DIRECTORS

EXCHANGE PRIVILEGE

GENERAL INFORMATION

APPENDIX A -- RATINGS


APPENDIX B -- STOCK INDEX FUTURES CONTRACTS AND RELATED OPTIONS


FINANCIAL STATEMENTS


     Voyageur Mutual Funds III, Inc. ("Mutual Funds III, Inc.") is a professionally-managed mutual fund of the series type. This Statement of Additional Information ("Part B" of the registration statement) describes Aggressive Growth Fund series, Growth Stock Fund series and Tax-Efficient Equity Fund series (individually a "Fund" and collectively the "Funds") of Mutual Funds III, Inc. Each Fund offers Class A Shares, Class B Shares and Class C Shares ("Class A Shares", "Class B Shares" and "Class C Shares", and together, the "Fund Classes") and Institutional Class shares (the "Institutional Classes").


     Class B Shares, Class C Shares and Institutional Class shares of a Fund may be purchased at a price equal to the next determined net asset value per share. Class A Shares may be purchased at the public offering price, which is equal to the next determined net asset value per share, plus a front-end sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.75% and annual 12b-1 Plan expenses of up to 0.30% for Tax-Efficient Equity Fund and up to 0.25% for Aggressive Growth Fund and Growth Stock Fund. Class B Shares are subject to a contingent deferred sales charge ("CDSC") which may be imposed on redemptions made within six years of purchase and annual 12b-1 Plan expenses of up to 1% which are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectuses. Class C Shares are subject to a CDSC which may be imposed on redemptions made within 12 months of purchase and annual 12b-1 Plan expenses of up to 1% which are assessed against Class C Shares for the life of the investment. Due to voluntary waivers by Delaware Distributors, L.P. (the "Distributor"), Tax-Efficient Equity Fund A Class will pay a 12b-1 fee of 0.25% until January 1, 1999.

     This Part B supplements the information contained in the current Prospectuses for the Funds dated June 29, 1998 as they may be amended from time to time. It should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. Prospectuses relating to the Fund Classes and Prospectuses relating to the Institutional Classes may be obtained by writing or calling your investment dealer or by contacting the Funds' national distributor, Delaware Distributors, L.P. (the "Distributor"), 1818 Market Street, Philadelphia, PA 19103. All references to "shares" in this Part B refer to all Classes of shares of each Fund, except where noted.




INVESTMENT RESTRICTIONS AND POLICIES

INVESTMENT RESTRICTIONS
     Each Fund has adopted certain investment restrictions. Certain of these restrictions are fundamental policies of a Fund. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act.


Aggressive Growth Fund:

     The following investment restrictions have been adopted by Aggressive Growth Fund as fundamental policies:

1. The Fund will not borrow money, except that the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 20% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed 5% of the value of the total assets of the Fund, the Fund will not make any additional investments.

2. The Fund will not lend money to other persons, except through purchasing debt obligations, lending portfolio securities and entering into repurchase agreements.

3. The Fund will invest no more than 25% of the value of its total assets in securities of issuers in any one industry. For purposes of this restriction, the term industry will be deemed to include the government of any country other than the United States, but not the U.S. government.

4. The Fund will not purchase or sell real estate or real estate limited partnership interests, except that the Fund may purchase and sell securities of companies that deal in real estate or interests in real estate.

5. The Fund will not purchase or sell commodities or commodity contracts, except futures contracts and related options and other similar contracts.

6. The Fund will not act as an underwriter of securities, except that the Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

     Aggressive Growth Fund has adopted the following operating (i.e. non-fundamental) investment policies and restrictions which may be changed by the Board of Directors without shareholder approval. In each case:

1. The Fund will not invest in oil, gas or other mineral leases or exploration or development programs.

2. The Fund will not purchase any investment company security, other than a security acquired pursuant to a plan of reorganization or an offer of exchange, if as a result of the purchase (a) the Fund would own more than 3% of the total outstanding voting securities of any investment company, (b) more than 5% of the value of the Fund's total assets would be invested in securities of any one investment company or
(c) more than 10% or the Fund's total assets would be invested in securities issued by investment companies.

3. The Fund will not participate on a joint or joint-and-several basis in any securities trading account.

4. The Fund will not make investments for the purpose of exercising control or management.

5. The Fund will not purchase any security, if as a result of the purchase, the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years.

6. The Fund will not purchase or retain securities of any issuer if, to the knowledge of the Fund, any of Mutual Funds III, Inc.'s Directors or officers or any officer or director of the investment manager or sub-adviser individually owns more than 0.5% of the outstanding securities of the company and together they own beneficially more than 5% of the securities.

7. The Fund will not invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets of which not more than 2% of the Fund's net assets may be invested in warrants not listed on a recognized foreign or domestic stock exchange.

8. The Fund will not purchase securities on margin, except that the Fund may obtain any short- term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or options on futures contracts will not be deemed to be a purchase of securities on margin.

9. The Fund will not make short sales of securities or maintain a short position, unless at all times when a short position is open, the Fund owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

     In addition, subject to Aggressive Growth Fund's investment policies and restrictions as set forth in the Prospectus and in this Part B, as a nonfundamental policy, the Fund may not invest more than 15% of its assets, collectively, in illiquid investments and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange.


Growth Stock Fund:

     Growth Stock Fund has adopted the following investment restrictions as fundamental policies. Growth Stock Fund may not:

1. Invest more than 5% of the value of its total assets in the securities of any one issuer (other than securities of the U.S.
Government or its agencies or instrumentalities).

2. Purchase more than 10% of any class of securities of any one issuer (taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer.

3. Concentrate its investments in any particular industry; however, it may invest up to 25% of the value of its total assets in the securities of issuers conducting their principal business activities in any one industry.

4. Invest more than 5% of the value of its total assets in the securities of any issuers which, with their predecessors, have a record of less than three years' continuous operation. (Securities of such issuers will not be deemed to fall within this limitation if they are guaranteed by an entity in continuous operation for more than three years.)

5. Issue any senior securities (as defined in the 1940 Act), except to the extent that using options and futures contracts may be deemed to constitute issuing a senior security.

6. Borrow money, except from banks for temporary or emergency purposes in an amount not exceeding 5% of the value of the Fund's total assets.

7. Mortgage, pledge or hypothecate its assets except in an amount not exceeding 10% of the value of its total assets, to secure temporary or emergency borrowing. For purposes of this policy, collateral arrangements for margin deposits on futures contracts or with respect to the writing of options are not deemed to be a pledge of assets.

8. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

9. Purchase or sell real estate or real estate mortgage loans, except the Fund may purchase or sell securities issued by companies owning real estate or interests therein.

10. Purchase or sell oil, gas or other mineral leases, rights or royalty contracts, except the Fund may purchase or sell securities of companies investing in the foregoing.

11. Purchase or sell commodities or commodities futures contracts, except that it may enter into financial futures contracts and engage in related options transactions.

12. Purchase or retain the securities of any issuer, if, to the Fund's knowledge, those officers or directors of Mutual Funds III, Inc. or its affiliates or of its investment adviser or sub-adviser who individually own beneficially more than 0.5% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

13. Make loans to other persons, except to the extent that repurchase agreements are deemed to be loans under the 1940 Act, and except that it may purchase debt securities as described in the Prospectus under "Investment Objectives and Policies." The purchase of a portion of an issue of bonds, debentures or other debt securities distributed to the public or to financial institutions will not be considered the making of a loan.

14. Purchase securities on margin, except that it may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities and except that it may make margin deposits in connection with futures contracts.

15. Participate on a joint or a joint and several basis in any securities trading account.

16. Write, purchase or sell puts, calls or combinations thereof, except that it may (a) purchase or write put and call options on stock indexes listed on national securities exchanges, (b) write and purchase put and call options with respect to the securities in which it may invest and
(c) engage in financial futures contracts and related options transactions.

17. Make short sales except where, by virtue of ownership of other securities, it has the right to obtain without payment of further consideration, securities equivalent in kind and amount to those sold.

18. Invest for the purpose of exercising control or management.

19. Invest more than 5% of the value of its total assets in the securities of any single investment company or more than 10% of the value of its total assets in the securities of two or more investment companies except as part of a merger, consolidation or acquisition of assets.

20. Invest more than 15% of its net assets in illiquid investments.


Tax-Efficient Equity Fund:

     The following investment restrictions have been adopted by Tax-Efficient Equity Fund as fundamental policies:

1. The Fund will not borrow money, except that the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 20% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed 5% of the value of the total assets of the Fund, the Fund will not make any additional investments.

2. The Fund will not issue any senior securities, as defined in the 1940 Act, other than as set forth in investment restriction #1 above and except to the extent that using options and futures contracts or purchasing or selling securities on a when-issued or delayed delivery basis may be deemed to constitute issuing a senior security.

3. The Fund will not lend money to other persons, except through purchasing debt obligations, lending portfolio securities and entering into repurchase agreements.

4. The Fund will invest no more than 25% of the value of its total assets in securities of issuers in any one industry. For purposes of this restriction, the term industry will be deemed to include the government of any country other than the United States, but not the U.S. government.

5. The Fund will not purchase or sell real estate or real estate limited partnership interests, except that the Fund may purchase and sell securities of companies that deal in real estate or interests in real estate.

6. The Fund will not purchase or sell commodities or commodity contracts, except futures contracts and related options and other similar contracts.

7. The Fund will not act as an underwriter of securities, except that the Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

     Each Fund may make commitments more restrictive than the restrictions listed above so as to permit the sale of the Fund's shares in certain states. Should a Fund determine that a commitment is no longer in the best interests of the Fund and its shareholders, the Fund will revoke the commitment by terminating the sale of the Fund's shares in the state involved.

     For purposes of a Fund's concentration policy, each Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.

     Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and such excess results therefrom.

DIVERSIFICATION
     Each Fund intends to operate as a "diversified" management investment company, as defined in the 1940 Act, which means that at least 75% of its total assets must be represented by cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of total assets of such Fund and to not more than 10% of the outstanding voting securities of such issuer.

     Supplemental information is set out below concerning certain of the securities and other instruments in which the Funds may invest, the investment techniques and strategies that the Funds may utilize and certain risks involved with those investments, techniques and strategies.

GOVERNMENT SECURITIES
     Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities ("Government Securities") in which the Funds may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association and Resolution Trust Corporation. Direct obligations of the United States Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Because the U.S. government is not obligated by law to provide support to an instrumentality that it sponsors, each Fund invests in obligations issued by an instrumentality of the U.S. government only if Delaware Management Company, Inc. (the "Manager") or Voyageur Asset Management LLC (the "Sub-Adviser" in the case of Growth Stock Fund) determines that the instrumentality's credit risk does not make its securities unsuitable for investment by a Fund.

REPURCHASE AGREEMENTS
     The Funds may invest in repurchase agreements. Repurchase agreements are instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities. Under a repurchase agreement, the purchaser acquires ownership of the security but the seller agrees, at the time of sale, to repurchase it at a mutually agreed-upon time and price. The Funds will take custody of the collateral under repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate or maturity of the purchase security. Such transactions afford an opportunity for the Funds to invest temporarily available cash. The Funds' risk is limited to the seller's ability to buy the security back at the agreed-upon sum at the agreed-upon time, since the repurchase agreement is secured by the underlying obligation. Should such an issuer default, the investment managers believe that, barring extraordinary circumstances, the Funds will be entitled to sell the underlying securities or otherwise receive adequate protection for its interest in such securities, although there could be a delay in recovery. The Funds consider the creditworthiness of the bank or dealer from whom it purchases repurchase agreements. The Funds will monitor such transactions to assure that the value of the underlying securities subject to repurchase agreements is at least equal to the repurchase price. The underlying securities will be limited to those described above.


     The funds in the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the Investment Company Act of 1940 to allow the such Group funds jointly to invest cash balances. Each Fund of the Mutual Funds III, Inc. may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.


RESTRICTED AND ILLIQUID SECURITIES
     Most of the privately placed securities acquired by a Fund will be eligible for resale by the Fund without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. While maintaining oversight, the Board of Directors has delegated to the Manager or Sub-Adviser the day-to-day function of determining whether individual Rule 144A Securities are liquid for purposes of a Fund's 10% limitation on investments in illiquid securities. The Board has instructed the Manager or Sub-Adviser to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

     Investing in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a period of time, uninterested in purchasing these securities. If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed the Fund's 10% limit on investment in such securities, the Manager will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation.

INVESTMENT TECHNIQUES AND STRATEGIES
     Each Fund may purchase put and call options and engage in the writing of covered call options and secured put options, and employ a variety of other investment techniques. Specifically, each Fund may engage in the purchase and sale of stock index future contracts, interest rate futures contracts, and options on such futures, all as described more fully below. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

     The Funds will engage in such transactions only to hedge existing positions. They will not engage in such transactions for the purposes of speculation or leverage.

     The Funds will not engage in such options or futures transactions unless they receive any necessary regulatory approvals permitting them to engage in such transactions.


     Options on Securities. To hedge against adverse market shifts, a Fund may purchase put and call options on securities held in its portfolio. In addition, a Fund may seek to increase its income in an amount designed to meet operating expenses or may hedge a portion of its portfolio investments through writing (that is, selling) "covered" put and call options. A put option provides its purchaser with the right to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during or at the end of the option period. In contrast, a call option gives the purchaser the right to buy the underlying security covered by the option from the writer of the option at the stated exercise price. A covered call option contemplates that, for so long as the Fund is obligated as the writer of the option, it will own (1) the underlying securities subject to the option or (2) securities convertible into, or exchangeable without the payment of any consideration for, the securities subject to the option. The value of the underlying securities on which covered call options will be written at any one time by a Fund will not exceed 25% of the Fund's total assets. A Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of a put option, it deposits and maintains with its custodian cash, U.S. government securities or other liquid high-grade debt obligations having a value equal to or greater than the exercise price of the option.


     Each Fund may purchase options on securities that are listed on securities exchanges or, with respect to Aggressive Growth Fund, that are traded over-the-counter. As the holder of a put option, a Fund has the right to sell the securities underlying the option and as the holder of a call option, a Fund has the right to purchase the securities underlying the option, in each case at the option's exercise price at any time prior to, or on, the option's expiration date. A Fund may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing sale transactions. In entering into a closing sale transaction, a Fund would sell an option of the same series as the one it has purchased.

     A Fund receives a premium when it writes call options, which increases the Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund's obligation as writer of the option continues. A Fund receives a premium when it writes put options, which increases such Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a put, a Fund limits its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund's obligation as writer of the option continues. Thus, in some periods, a Fund will receive less total return and in other periods greater total return from its hedged positions than it would have received from its underlying securities if unhedged.

     In purchasing a put option, a Fund seeks to benefit from a decline in the market price of the underlying security, whereas in purchasing a call option, a Fund seeks to benefit from an increase in the market price of the underlying security. If an option purchased is not sold or exercised when it has remaining value, or if the market price of the underlying security remains equal to or greater than the exercise price, in the case of a put, or remains equal to or below the exercise price, in the case of a call, during the life of the option, the Fund will lose its investment in the option. For the purchase of an option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price, in the case of a put, and must increase sufficiently above the exercise price, in the case of a call, to cover the premium and transaction costs. Because option premiums paid by the Fund are small in relation to the market value of the investments underlying the options, buying options can result in large amounts of leverage. The leverage offered by trading in options could cause the Fund's net asset value to be subject to more frequent and wider fluctuations than would be the case if the Fund did not invest in options.

     Over-the-Counter ("OTC") Options. Aggressive Growth Fund may purchase OTC options. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. However, the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities and foreign currencies, and in a wider range of expiration dates and exercise prices than exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from a market maker, which information is carefully monitored or caused to be monitored by the Manager and verified in appropriate cases.

     A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a covered OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

     A Fund may purchase and write over-the-counter ("OTC") put and call options in negotiated transactions. The staff of the Securities and Exchange Commission has previously taken the position that the value of purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities and, as such, are to be included in the calculation of a Fund's 15% limitation on illiquid securities. However, the staff has eased its position somewhat in certain limited circumstances. A Fund will attempt to enter into contracts with certain dealers with which it writes OTC options. Each such contract will provide that the Fund has the absolute right to repurchase the options it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of such formula may vary among contracts, the formula will generally be based upon a multiple of the premium received by the Fund for writing the option, plus the amount, if any, of the option's intrinsic value. The formula will also include a factor to account for the difference between the price of the security and the strike price of the option. If such a contract is entered into, the Fund will count as illiquid only the initial formula price minus the option's intrinsic value.

     A Fund will enter into such contracts only with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York. Moreover, such primary dealers will be subject to the same standards as are imposed upon dealers with which the Fund enters into repurchase agreements.

     Securities Index Options. In seeking to hedge all or a portion of its investment, a Fund may purchase and write put and call options on securities indexes listed on securities exchanges, which indexes include securities held in the Fund's portfolio.

     A securities index measures the movement of a certain group of stocks or debt securities by assigning relative values to the securities included in the index. Options on securities indexes are generally similar to options on specific securities. Unlike options on specific securities, however, options on securities indexes do not involve the delivery of an underlying security; the option in the case of an option on a stock index represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date.

     When a Fund writes an option on a securities index, it will establish a segregated account with its custodian, or a designated sub-custodian, in which the Fund will deposit cash, U.S. government securities or other liquid high grade debt obligations in an amount equal to the market value of the option, and will maintain the account while the option is open.

     Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. If a Fund writes a securities index option, it may terminate its obligation by effecting a closing purchase transaction, which is accomplished by purchasing an option of the same series as the option previously written. The ability of a Fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. Although a Fund generally purchases or writes securities index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the Fund desires to engage in such a transaction.

     Risks Relating to Purchase and Sale of Options on Stock Indexes. Purchase and sale of options on stock indexes by a Fund are subject to certain risks that are not present with options on securities. Because the effectiveness of purchasing or writing stock index options as a hedging technique depends upon the extent to which price movements in the Fund's portfolio correlate with price movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or writing of an option on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on indexes will be subject to the ability of the Manager or the Sub-Adviser, as the case may be, to correctly predict movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks. In the event a Fund's adviser is unsuccessful in predicting the movements of an index, such Fund could be in a worse position than had no hedge been attempted.

     Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, a Fund would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, might be unable to exercise an option it holds, which could result in substantial losses to such Fund. However, it will be each Fund's policy to purchase or write options only on indexes which include a sufficient number of stocks so that the likelihood of a trading halt in the index is minimized.

     Short Sales Against the Box. Each Fund may sell securities "short against the box." Whereas a short sale is the sale of a security the Fund does not own, a short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Short sales against the box are typically used by sophisticated investors to defer recognition of capital gains or losses.

     Futures Contracts and Options on Futures Contracts. Each Fund may purchase and sell stock index futures contracts. The purpose of the acquisition or sale of a futures contract by a Fund is to hedge against fluctuations in the value of its portfolio without actually buying or selling securities. The futures contracts in which a Fund may invest have been developed by and are traded on national commodity exchanges. Stock index futures contracts may be based upon broad-based stock indexes such as the S&P 500 or upon narrow-based stock indexes. A buyer entering into a stock index futures contract will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract. The Fund may assume both "long" and "short" positions with respect to futures contracts. A long position involves entering into a futures contract to buy a commodity, whereas a short position involves entering into a futures contract to sell a commodity.

     The purpose of trading futures contracts is to protect a Fund from fluctuations in value of its investment securities without necessarily buying or selling the securities. Because the value of a Fund's investment securities will exceed the value of the futures contracts sold by a Fund, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Fund's assets. No consideration is paid or received by a Fund upon trading a futures contract. Upon trading a futures contract, a Fund will be required to deposit in a segregated account with its custodian, or designated sub-custodian, an amount of cash, short-term Government Securities or other U.S. dollar-denominated, high-grade, short-term money market instruments equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded and brokers may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied; the broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the currency or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, a Fund may elect to close a position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

     Each short position in a futures or options contract entered into by a Fund is secured by the Fund's ownership of underlying securities. The Funds do not use leverage when they enter into long futures or options contracts; each Fund places in a segregated account with its custodian, or designated sub-custodian, with respect to each of its long positions, cash or money market instruments having a value equal to the underlying commodity value of the contract.

     The Funds may trade stock index futures contracts to the extent permitted under rules and interpretations adopted by the Commodity Futures Trading Commission (the "CFTC"). U.S. futures contracts have been designed by exchanges that have been designated as "contract markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market. Futures contracts trade on a number of contract markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

     The Funds intend to comply with CFTC regulations and avoid "commodity pool operator" status. These regulations require that a Fund use futures and options positions (a) for "bona fide hedging purposes" (as defined in the regulations) or (b) for other purposes so long as aggregate initial margins and premiums required in connection with non-hedging positions do not exceed 5% of the liquidation value of the Fund's portfolio. The Funds currently do not intend to engage in transactions in futures contracts or options thereon for speculation, but will engage in such transactions only for bona fide hedging purposes.

     Risks of Transactions in Futures Contracts and Options on Futures Contracts. Holding Risks in Futures Contracts Transactions. There are several risks in using stock index futures contracts as hedging devices. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than making additional variation margin payments, investors may close the contracts through offsetting transactions which could distort the normal relationship between the index or security and the futures market. Second, the margin requirements in the futures market are lower than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Because of possible price distortion in the futures market and because of imperfect correlation between movements in stock indexes or securities and movements in the prices of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction over a very short period.

     Another risk arises because of imperfect correlation between movements in the value of the futures contracts and movements in the value of securities subject to the hedge. With respect to stock index futures contracts, the risk of imperfect correlation increases as the composition of a Fund's portfolio diverges from the securities included in the applicable stock index. It is possible that a Fund might sell stock index futures contracts to hedge its portfolio against a decline in the market, only to have the market advance and the value of securities held in the Fund's portfolio decline. If this occurred, the Fund would lose money on the contracts and also experience a decline in the value of its portfolio securities. While this could occur, the Manager and the Sub-Adviser believe that over time the value of a Fund's portfolio will tend to move in the same direction as the market indexes and will attempt to reduce this risk, to the extent possible, by entering into futures contracts on indexes whose movements they believe will have a significant correlation with movements in the value of the Fund's portfolio securities sought to be hedged.

     Successful use of futures contracts by a Fund is subject to the ability of the Manager or the Sub-Adviser, as the case may be, to predict correctly movements in the direction of interest rates or the market. If a Fund has hedged against the possibility of a decline in the value of the stocks held in its portfolio or an increase in interest rates adversely affecting the value of fixed-income securities held in its portfolio and stock prices increase or interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value of its security which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market or decline in interest rates. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

     Liquidity of Futures Contracts. A Fund may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate the hedge position held by the Fund. A Fund may close its positions by taking opposite positions. Final determinations of variation margin are then made, additional cash as required is paid by or to the Fund, and the Fund realizes a loss or a gain.

     Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. Although the Funds intend to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time.

     In addition, most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

     Risks and Special Considerations of Options on Futures Contracts. The use of options on interest rate and stock index futures contracts also involves additional risk. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transactions costs). The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's portfolio assets. By writing a call option, a Fund becomes obligated to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, but the Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures contracts may exceed the amount of the premium received.

     The effective use of options strategies is dependent, among other things, on a Fund's ability to terminate options positions at a time when the Manager or the Sub-Adviser deems it desirable to do so. Although a Fund will enter into an option position only if the Manager, or the Sub-Adviser, as the case may be, believes that a liquid secondary market exists for such option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The Funds' transactions involving options on futures contracts will be conducted only on recognized exchanges.

     A Fund's purchase or sale of put or call options on futures contracts will be based upon predictions as to anticipated interest rates or market trends by the Manager or the Sub-Adviser, as the case may be, which could prove to be inaccurate. Even if the expectations of the Manager or Sub-Adviser are correct, there may be an imperfect correlation between the change in the value of the options and of the Fund's portfolio securities.

     Investments in futures contracts and related options by their nature tend to be more short-term than other equity investments made by the Funds. Each Fund's ability to make such investments, therefore, may result in an increase in such Fund's portfolio activity and thereby may result in the payment of additional transaction costs.


     The Internal Revenue Code of 1986, as amended (the "Code"), forbids each Fund from earning more than 30% of its gross income from the sale or other disposition of certain investments, including futures contracts and options thereon, which are owned for less than three months. The likelihood of violating this 30% test is increased by the amount of investing a Fund does in futures contracts and related options. Additionally, the Code requires each Fund to diversify its investment holdings. The Internal Revenue Service position regarding the treatment of futures contracts and related options for diversification purposes is not clear, and the extent to which a Fund may engage in these transactions may be limited by this requirement. The Code also provides that, with respect to certain futures contracts and options held by a Fund at the end of its taxable year, unrealized gain or loss on such contracts may have to be recognized for tax purposes under a special system within the Code. The actual gain or loss recognized by the Fund in an eventual disposition of such contract, however, will be adjusted by the amount of the gain or loss recognized earlier under the Code's system. See Accounting and Tax Issues and Distributions and Taxes. For more information on stock index futures contracts and related options, see Appendix B.


CREDIT QUALITY
     Any bond in which Aggressive Growth Fund and Growth Stock Fund invest will be rated investment grade. As has been the industry practice, this determination of credit quality is made at the time a Fund acquires the bond. However, because it is possible that subsequent downgrades could occur, if a bond held by a Fund is later downgraded, the Manager or the Sub-Adviser, as the case may be, under the supervision of the Board of Directors, will consider whether it is in the best interest of the Fund's shareholders to hold or to dispose of the bond. Among the criteria that may be considered by the Manager or the Sub-Adviser, as the case may be, and the Board are the probability that the bonds will be able to make scheduled interest and principal payments in the future, the extent to which any devaluation of the bond has already been reflected in the Fund's net asset value, and the total percentage, if any, of bonds currently rated below investment grade held by the Fund. In no event, however, will a Fund invest more than 5% of its net assets in bonds rated lower than investment grade.

     Non-investment grade securities have moderate to poor protection of principal and interest payments and have speculative characteristics. They involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates.

ACCOUNTING AND TAX ISSUES

     When a Fund writes a call option, an amount equal to the premium received by it is included in the section of the Fund's assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund reports a realized gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

OTHER TAX REQUIREMENTS

     Aggressive Growth Fund and Growth Stock Fund have qualified, and intend to continue to qualify, as regulated investment companies under Subchapter M of the Code. Tax-Efficient Equity Fund intends to qualify as a regulated investment company under Subchapter M of the Code. As such, a Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies other requirements relating to the sources of its income and diversification of its assets.

     In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain specific requirements, including:

(i) A Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of that Fund's total assets, and, with respect to 50% of that Fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of that Fund's total assets;

(ii) A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock and securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies;

(iii) A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years, and

(iv) A Fund must realize less than 30% of its gross income for each fiscal year from gains from the sale of securities and certain other assets that have been held by the Fund for less than three months ("short-short income"). The Taxpayer Relief Act of 1997 (the "1997 Act") repealed the 30% short-short income test for tax years of regulated investment companies beginning after August 5, 1997; however, this rule may have continuing effect in some states for purposes of classifying the Fund as a regulated investment company.

     The Code requires a Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12 month period ending October 31 (in addition to amounts from the prior year that were neither distributed nor taxed to such Fund) to shareholders by December 31 of each year in order to avoid federal excise taxes. The Funds intend as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by shareholders as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

     The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and recognized in the year that unrealized losses exceed unrealized gains or when the offsetting position is sold.

     The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, the Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. The Fund will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

     INVESTMENT IN FOREIGN CURRENCIES AND FOREIGN SECURITIES--The Funds are authorized to invest certain limited amounts in foreign securities. Such investments, if made, will have the following additional tax consequences to each Fund:

     Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time a Fund actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by a Fund.

     If a Fund's Section 988 losses exceed a Fund's other investment company taxable income during a taxable year, a Fund generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions for federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Fund shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Fund shares will be treated as capital gain to you.

     The 1997 Act generally requires that foreign income be translated into U.S. dollars at the average exchange rate for the tax year in which the transactions are conducted. Certain exceptions apply to taxes paid more than two years after the taxable year to which they relate. This new law may require a Fund to track and record adjustments to foreign taxes paid on foreign securities in which it invests. Under a Fund's current reporting procedure, foreign security transactions are recorded generally at the time of each transaction using the foreign currency spot rate available for the date of each transaction. Under the new law, a Fund will be required to record at fiscal year end (and at calendar year end for excise tax purposes) an adjustment that reflects the difference between the spot rates recorded for each transaction and the year-end average exchange rate for all of a Fund's foreign securities transactions. There is a possibility that the mutual fund industry will be given relief from this new provision, in which case no year-end adjustments will be required.

     The Funds may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the total assets of a Fund at the end of its fiscal year are invested in securities of foreign corporations, a Fund may elect to pass-through to you your pro rata share of foreign taxes paid by a Fund. If this election is made, you will be: (i) required to include in your gross income your pro rata share of foreign source income (including any foreign taxes paid by a Fund); and (ii) entitled to either deduct your share of such foreign taxes in computing your taxable income or to claim a credit for such taxes against your U.S. income tax, subject to certain limitations under the Code. You will be informed by a Fund at the end of each calendar year regarding the availability of any such foreign tax credits and the amount of foreign source income (including any foreign taxes paid by a Fund). If a Fund elects to pass-through to you the foreign income taxes that it has paid, you will be informed at the end of the calendar year of the amount of foreign taxes paid and foreign source income that must be included on your federal income tax return. If a Fund invests 50% or less of its total assets in securities of foreign corporations, it will not be entitled to pass-through to you your pro-rata shares of foreign taxes paid by a Fund. In this case, these taxes will be taken as a deduction by a Fund, and the income reported to you will be the net amount after these deductions. The 1997 Act also simplifies the procedures by which investors in funds that invest in foreign securities can claim tax credits on their individual income tax returns for the foreign taxes paid by a Fund. These provisions will allow investors who pay foreign taxes of $300 or less on a single return or $600 or less on a joint return during any year (all of which must be reported on IRS Form 1099-DIV from a Fund to the investor) to claim a tax credit against their U.S. federal income tax for the amount of foreign taxes paid by a Fund. This process will allow you, if you qualify, to bypass the burdensome and detailed reporting requirements on the foreign tax credit schedule (Form 1116) and report your foreign taxes paid directly on page 2 of Form 1040. You should note that this simplified procedure will not be available until calendar year 1998.

     INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANY SECURITIES--The Funds may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives an "excess distribution" with respect to PFIC stock, the Fund itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by a Fund to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by a Fund. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distribution might have been classified as capital gain. This may have the effect of increasing Fund distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

     A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, the 1997 Act provides for another election that would involve marking-to-market the Fund's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), with the result that unrealized gains would be treated as though they were realized. The Fund would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If a Fund were to make this second PFIC election, tax at the Fund level under the PFIC rules would generally be eliminated.

     The application of the PFIC rules may affect, among other things, the amount of tax payable by a Fund (if any), the amounts distributable to you by a Fund, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

     You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after a Fund acquires shares in that corporation. While a Fund will generally seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

     Most foreign exchange gains are classified as ordinary income which will be taxable to you as such when distributed. Similarly, you should be aware that any foreign exchange losses realized by a Fund, including any losses realized on the sale of foreign debt securities, are generally treated as ordinary losses for federal income tax purposes. This treatment could increase or reduce a Fund's income available for distribution to you, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital.



PERFORMANCE INFORMATION

     From time to time, each Fund may state each of its Classes' total return in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year (or life-of-fund, if applicable) periods. Each Fund may also advertise aggregate and average total return information for its Classes over additional periods of time.

     In presenting performance information for Class A Shares, the Limited CDSC applicable to only certain redemptions of those shares will not be deducted from any computation of total return. See the Prospectuses for the Fund Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares of the Funds.

     Total return performance for each Class will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the offering price at the beginning of the period. It will not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculation. Because securities prices fluctuate, past performance should not be considered as a representation of the results which may be realized from an investment in either Fund in the future.

     The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                   n
                           P(1 + T)  = ERV

Where: P = a hypothetical initial purchase order of $1,000 from which, in the case of only Class A Shares, the maximum front-end sales charge is deducted;

       T = average annual total return;

       n = number of years; and

     ERV = redeemable value of the hypothetical $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.


     Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.


     The performance of Class A Shares, Class B Shares, Class C Shares and Institutional Class of Aggressive Growth Fund and Growth Stock Fund, as shown below, is the average annual total return quotations through April 30, 1998, computed as described above.

     The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 4.75% paid on the purchase of shares. The average annual total return for Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge. Pursuant to applicable regulation, total return shown for the Institutional Classes of the Funds for the periods prior to the commencement of operations of such Classes is calculated by taking the performance of the respective Class A Shares and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments by the Class A Shares, and performance for the Institutional Classes would have been affected had such an adjustment been made.

      The average annual total return for Class B Shares and Class C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at April 30, 1998. The average annual total return for Class B Shares and Class C Shares excluding deferred sales charge assumes the shares were not redeemed at April 30, 1998 and therefore does not reflect the deduction of a CDSC.


     Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance.



                                       Average Annual Total Return
                                        Aggressive Growth Fund(1)

                                     Class A    Class A
                                      Shares     Shares   Institutional
                                    (at Offer)  (at NAV)     Class(3)

1 year ended 4/30/98                  89.11%     98.60%      99.22%

3 years ended 4/30/98                 37.18%     39.43%      39.57%

Period 5/16/94(2) through 4/30/98     28.33%     29.92%      30.02%


                                        Average Annual Total Return
                                         Aggressive Growth Fund(1)

                  Class B Shares  Class B Shares           Class C Shares  Class C Shares
                    (Including     (Excluding                (Including     (Excluding
                     Deferred       Deferred                  Deferred        Deferred
                   Sales Charge)   Sales Charge)            Sales Charge)   Sales Charge)

1 year ended                                  1 year ended
4/30/98               93.12%         97.12%   4/30/98            95.99%          96.99%

Period 4/16/96(2)                             3 years ended
through 4/30/98       46.79%         47.77%   4/30/98            38.29%          38.29%

                                              Period 5/20/94(2)
                                              through 4/30/98    29.02%          29.02%


(1) Reflects the voluntary waivers in effect during the periods.
(2) Date of initial public offering.

(3) Date of initial public offering was August 29, 1997 for Aggressive Growth Fund
    Institutional Class.






                                         Average Annual Total Return
                                             Growth Stock Fund(1)

                               Class A Shares  Class A Shares  Institutional
                                 (at Offer)       (at NAV)        Class(3)
1 year ended 4/30/98                28.84%          35.27%         36.10%

3 years ended 4/30/98               22.77%          24.77%         25.03%

5 years ended 4/30/98               16.58%          17.73%         17.87%

10 years ended 4/30/98              15.26%          15.82%         15.90%

Period 8/1/85(2) through 4/30/98    16.43%          16.88%         16.93%





                                       Average Annual Total Return
                                           Growth Stock Fund(1)

                Class B Shares  Class B Shares               Class C Shares  Class C Shares
                  (Including     (Excluding                   (Including       (Excluding
                   Deferred       Deferred                     Deferred          Deferred
                 Sales Charge)   Sales Charge)                Sales Charge)    Sales Charge)

1 year ended                                   1 year ended
4/30/98             30.29%          34.29%     4/30/98            33.25%          34.25%

Period 9/8/95(2)                               Period 10/21/95(2)
through 4/30/98     22.81%          23.61%     through 4/30/98    22.76%          22.76%


(1) Reflects the voluntary waivers in effect during the periods.
(2) Date of initial public offering.

(3) Date of initial public offering was August 29, 1997 for Growth Stock Fund
    Institutional Class.




     From time to time, each Fund may also quote its Classes' actual total return performance, dividend results and other performance information in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund (or Fund Class) maybe compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or to the S&P 500 Index or the Dow Jones Industrial Average.

     Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare a Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The S&P 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of stocks which are representative of and used to measure broad stock market performance. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. A direct investment in an unmanaged index is not possible. In seeking a particular investment objective, a Fund's portfolio may include common stocks considered by the Manager to be more aggressive than those tracked by these indices.

     The performance of multiple indices compiled and maintained by statistical research firms, such as Salomon Brothers and Lehman
Brothers, may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.

     Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. The Funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

      The Funds may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Funds may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, treasury bills and shares of a Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning (such as information on Roth IRAs and Education IRAs) and investment alternative to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

     Materials may refer to the CUSIP numbers of the Funds and may illustrate how to find the listings of the Funds in newspapers and periodicals. Materials may also include discussions of other Funds, products, and services.

     The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. A Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to a Fund may include information regarding the background and experience of its portfolio managers.

     The following tables are examples, for purposes of illustration only, of cumulative total return performance for Class A Shares, Class B Shares, Class C Shares and Institutional Classes of each Fund through April 30, 1998. Pursuant to applicable regulation, total return shown for the Institutional Classes of the Funds for the periods prior to the commencement of operations of such Classes is calculated by taking the performance of the respective Class A Shares and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments by the Class A Shares, and performance for the Institutional Classes would have been affected had such an adjustment been made. For these purposes, the calculations assume the reinvestment of any realized securities profits distributions and income dividends paid during the indicated periods, but does not reflect any income taxes payable by shareholders on the reinvested distributions. The performance of Class A Shares reflects the maximum front-end sales charge paid on the purchases of shares but may also be shown without reflecting the impact of any front-end sales charge. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded. Past performance is no guarantee of future results. Performance shown for short periods of time may not be representative of longer term results.




                                       Cumulative Total Return
                                       Aggressive Growth Fund(1)


                                      Class A
                                       Shares         Institutional
                                     (at Offer)          Class(2)

3 months ended 4/30/98                 14.15%             19.93%

6 months ended 4/30/98                 15.11%(3)          21.04%

9 months ended 4/30/98                 30.90%             37.82%

1 year ended 4/30/98                   89.11%             99.22%

Period 5/16/94(4) through 4/30/98     168.47%            182.76%


(1) Reflects the voluntary waivers in effect during the periods.

(2) Date of initial public offering was August 29, 1997 for Aggressive Growth Fund Institutional Class.
(3) For the six months ended April 30, 1998, cumulative total return for Aggressive Growth Fund A Class at net asset value was 20.86%.

(4) Date of initial public offering.


                                        Cumulative Total Return
                                        Aggressive Growth Fund(1)


                                    Class B Shares     Class B Shares
                                      (Including        (Excluding
                                       Deferred          Deferred
                                     Sales Charge)     Sales Charge)

3 months ended 4/30/98                  15.68%            19.68%

6 months ended 4/30/98                  16.41%            20.41%

9 months ended 4/30/98                  32.70%            36.70%

1 year ended 4/30/98                    93.12%            97.12%

Period  4/16/96(2) through 4/30/98     118.90%           121.90%


(1) Reflects the voluntary waivers in effect during the periods.

(2) Date of initial public offering.



                                        Cumulative Total Return
                                        Aggressive Growth Fund(1)

                                    Class C Shares     Class C Shares
                                     (Including          (Excluding
                                       Deferred            Deferred
                                     Sales Charge)       Sales Charge)

3 months ended 4/30/98                  18.64%              19.64%

6 months ended 4/30/98                  19.44%              20.44%

9 months ended 4/30/98                  35.58%              36.58%

1 year ended 4/30/98                    95.99%              96.99%

3 years ended 4/30/98                  164.47%             164.47%

Period 5/20/94(2) through 4/30/98      173.46%             173.46%


(1) Reflects the voluntary waivers in effect during the periods.

(2) Date of initial public offering.



                                       Cumulative Total Return
                                         Growth Stock Fund(1)

                                      Class A
                                      Shares           Institutional
                                    (at Offer)            Class(2)

3 months ended 4/30/98                 1.27%               6.48%

6 months ended 4/30/98                11.38%(3)           17.41%

9 months ended 4/30/98                 8.40%              14.51%

1 year ended 4/30/98                  28.84%              36.10%

3 years ended 4/30/98                 85.06%              95.45%

5 years ended 4/30/98                115.38%             127.53%

10 years ended 4/30/98               313.92%             337.17%

Period 8/1/85(4) through 4/30/98     595.22%             634.47%


(1) Reflects the voluntary waivers in effect during the periods.

(2) Date of initial public offering was August 29, 1997 for Growth Stock Fund Institutional Class.
(3) For the six months ended April 30, 1998, cumulative total return for Growth Stock Fund A Class at net asset value was 16.94%.

(4) Date of initial public offering.


                                       Cumulative Total Return
                                        Growth Stock Fund(1)

                                   Class B Shares    Class B Shares
                                     (Including       (Excluding
                                      Deferred          Deferred
                                    Sales Charge)     Sales Charge)

3 months ended 4/30/98                 2.12%              6.12%

6 months ended 4/30/98                12.48%             16.48%

9 months ended 4/30/98                 9.17%             13.17%

1 year ended 4/30/98                  30.29%             34.29%

Period  9/8/95(2) through 4/30/98     72.22%             75.22%


(1) Reflects the voluntary waivers in effect during the periods.

(2) Date of initial public offering.



                                         Cumulative Total Return
                                           Growth Stock Fund(1)

                                    Class C Shares     Class C Shares
                                     (Including        (Excluding
                                      Deferred           Deferred
                                    Sales Charge)      Sales Charge)

3 months ended 4/30/98                  5.09%              6.09%

6 months ended 4/30/98                 15.49%             16.49%

9 months ended 4/30/98                 12.13%             13.13%

1 year ended 4/30/98                   33.25%             34.25%

Period 10/21/95(2) through 4/30/98     67.92%             67.92%


(1) Reflects the voluntary waivers in effect during the periods.

(2) Date of initial public offering.




                                       Cumulative Total Return
                                     Tax-Efficient Equity Fund(1)

                                     Class A
                                      Shares        Institutional
                                   (at Offer) (2)       Class(3)

3 months ended 4/30/98                 5.97%            11.60%

6 months ended 4/30/98                17.00%(4)         23.30%

9 months ended 4/30/98                23.43%            30.12%

Period 6/27/97(5) through 4/30/98     23.43%            30.12%

(1) Reflects the voluntary waivers in effect during the periods.
(2) For the period beginning February 1, 1998 through December 31, 1998, the Distributor has elected voluntarily to waive 0.05% of the 0.30% 12b-1 plan expenses otherwise payable by the Fund with respect to Class A Shares. Such waiver will have favorable impact on the performance of Class A Shares.
(3) Date of initial public offering was August 29, 1997 for Tax-Efficient Equity Fund Institutional Class.
(4) For the six months ended April 30, 1998, cumulative total return for Tax-Efficient Equity Fund A Class at net asset value was 22.88%.
(5) Date of initial public offering of Class A Shares.




                                       Cumulative Total Return
                                     Tax-Efficient Equity Fund(1)

                                   Class B Shares     Class B Shares
                                     (Including        (Excluding
                                      Deferred           Deferred
                                    Sales Charge)      Sales Charge)

3 months ended 4/30/98                  7.04%             11.04%

6 months ended 4/30/98                 18.46%             22.46%

9 months ended 4/30/98                 24.94%             28.94%

Period  6/27/97(2) through 4/30/98     24.94%             28.94%

(1) Reflects the voluntary waivers in effect during the periods.
(2) Date of initial public offering.




                                     Cumulative Total Return
                                     Tax-Efficient Equity Fund(1)

                                   Class C Shares      Class C Shares
                                     (Including         (Excluding
                                      Deferred            Deferred
                                    Sales Charge)       Sales Charge)

3 months ended 4/30/98                 10.04%              11.04%

6 months ended 4/30/98                 21.46%              22.46%

9 months ended 4/30/98                 28.94%              27.94%

Period  6/27/97(2) through 4/30/98     28.94%              27.94%

(1) Reflects the voluntary waivers in effect during the periods.
(2) Date of initial public offering.




     Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Funds and other mutual funds in the Delaware Investments family, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the overriding investment philosophy of the Manager or Sub-Adviser and how that philosophy impacts, investment disciplines employed in seeking the objectives of the Funds and other funds in the Delaware Investments family. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager or Sub-Adviser, including the number of such clients serviced such persons.


THE POWER OF COMPOUNDING

     When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. Each Fund may include illustrations showing the power of compounding in advertisements and other types of literature.



TRADING PRACTICES AND BROKERAGE

     Mutual Funds III, Inc. selects brokers or dealers to execute transactions on behalf of a Fund for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. Some trades are made on a net basis where a Fund either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Fund involved pays reasonably competitive brokerage commission rates based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty.


     During the past three fiscal years, the aggregate dollar amounts of brokerage commissions paid by each Fund were as follows:

                                           April 30,
                                  1998       1997        1996

Aggressive Growth Fund          $97,366     $6,768     $6,872
Growth Stock Fund                14,280     22,332     28,893
Tax-Efficient Equity Fund(1)     23,745        N/A        N/A

(1) Date of initial public offering of Tax-Efficient Equity Fund was June 27, 1998.



     The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.



     During the fiscal year ended April 30, 1998, portfolio transactions of the following Funds, in the amounts listed below, resulting in brokerage commissions in the amounts listed below, were directed to brokers for brokerage and research services provided:

                                Portfolio            Brokerage
                               Transactions         Commissions
                                 Amounts              Amounts

Aggressive Growth Fund         $50,379,790            $73,723
Growth Stock Fund               10,021,241             14,280
Tax-Efficient Equity Fund(1)     6,568,075              9,406

(1) Date of initial public offering of Tax-Efficient Equity Fund was June 27, 1997.

     As provided in the 1934 Act and each Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Funds believe that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to a Fund and to other funds in the Delaware Investments family. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.


     The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and Mutual Funds III, Inc.'s Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.


     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, the Funds may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family such as custodian fees, and may, at the request of the Distributor, give consideration to sales of such funds' shares as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.


PORTFOLIO TURNOVER
     Portfolio trading will be undertaken principally to accomplish a Fund's objective in relation to anticipated movements in the general level of interest rates. The Funds are free to dispose of portfolio securities at any time, subject to complying with the Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective. The Funds will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving a Fund's investment objective. However, it is generally anticipated that a Fund's portfolio turnover rate will be less than 100%.

     The degree of portfolio activity may affect brokerage costs of a Fund and taxes payable by a Fund's shareholders to the extent of any net realized capital gains. Each Fund's portfolio turnover rate is not expected to exceed 100%; however, under certain market conditions a Fund may experience a rate of portfolio turnover which could exceed 100%. Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by such Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less. A turnover rate of 100% would occur, for example, if all the investments in a Fund's portfolio at the beginning of the year were replaced by the end of the year.


     During the past two fiscal years, Aggressive Growth Fund's portfolio turnover rates were 180% and 356% for 1997 and 1998, respectively, and Growth Stock Fund's portfolio turnover rates were 29% and 9% for 1997 and 1998, respectively. For the period June 27, 1997 (date of initial sale) through April 30, 1998, Tax-Efficient Equity Fund's portfolio turnover rate was 14% (annualized).


     Each Fund may hold securities for any period of time. A Fund's portfolio turnover will be increased if the Fund writes a large number of call options which are subsequently exercised. The portfolio turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares. Total brokerage costs generally increase with higher portfolio turnover rates.


PURCHASING SHARES

     The Distributor serves as the national distributor for each Fund's classes of shares - Class A Shares, Class B Shares, Class C Shares and the Institutional Class, and has agreed to use its best efforts to sell shares of each Fund. See the Prospectuses for additional information on how to invest. Shares of the Funds are offered on a continuous basis, and may be purchased through authorized investment dealers or directly by contacting Mutual Funds III, Inc. or the Distributor.


     The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such classes generally must be at least $100. The initial and subsequent minimum investments for Class A Shares will be waived for purchases by officers, directors and employees of any fund in the Delaware Investments family, the Manager or any of the its affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for the Funds' Institutional Classes, but certain eligibility requirements must be satisfied.


     Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Mutual Funds III, Inc. will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

     Selling dealers are responsible for transmitting orders promptly. Mutual Funds III, Inc. reserves the right to reject any order for the purchase of shares of a Fund if in the opinion of management such rejection is in such Fund's best interests.


     The NASD has adopted Conduct Rules, as amended, relating to investment company sales charges. Mutual Funds III, Inc. and the Distributor intend to operate in compliance with these rules.

     Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 4.75%; however, lower front-end sales charges apply for larger purchases. Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment. The Distributor has voluntarily elected to waive the payment of 0.05% of the 12b-1 Plan expenses by the Tax-Efficient Equity Fund A Class from February 1, 1998 through December 31, 1998. As a result, the 12b-1 Plan expenses payable by Tax-Efficient Equity Fund A Class during the waiver period will be 0.25%.


     Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase;
(ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectuses.

     Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

     Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses. See Determining Offering Price and Net Asset Value and Plans Under Rule 12b-1 for the Fund Classes in this Part B.

     Class A Shares, Class B Shares, Class C Shares and Institutional Class shares represent a proportionate interest in a Fund's assets and will receive a proportionate interest in that Fund's income, before application, as to Class A, Class B and Class C Shares, of any expenses under that Fund's 12b-1 Plans.

     Certificates representing shares purchased are not ordinarily issued in Class A Shares, unless a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Mutual Funds III, Inc. for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Funds for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

ALTERNATIVE PURCHASE ARRANGEMENTS

     The alternative purchase arrangements of Class A, Class B and Class C Shares of each Fund permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares of a Fund and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.25% for Aggressive Growth Fund and Growth Stock Fund and 0.30% for Tax-Efficient Equity Fund of the average daily net assets of Class A Shares or to purchase either Class B or Class C Shares of a Fund and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses.

CLASS A SHARES

     Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Front-End Sales Charge Alternative-Class A Shares in the Prospectuses for the Fund Classes for a table illustrating reduced front-end sales charge. See also Special Purchase Features -- Class A Shares, below, for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

     Certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of shares of the funds in the Delaware Investments family may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws.


DEALER'S COMMISSION

     As described more fully in the Prospectuses for the Fund Classes, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected. See Front-End Sales Charge Alternative--Class A Shares in the Prospectuses for the Fund Classes for the applicable schedule and further details.


CONTINGENT DEFERRED SALES CHARGE - Class B Shares and Class C Shares

     Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange in the Prospectuses for the Fund Classes for a list of the instances in which the CDSC is waived.


     During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the same Fund. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectuses. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes in the Prospectuses for the Fund Classes.

PLANS UNDER RULE 12B-1 FOR THE FUND CLASSES
     Pursuant to Rule 12b-1 under the 1940 Act, Mutual Funds III, Inc. has adopted a separate plan for each of the Class A Shares, Class B Shares and Class C Shares of each Fund (the "Plans"). Each Plan permits the relevant Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the class of shares to which the Plan applies. The Plans do not apply to Institutional Classes of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of Institutional Classes. Shareholders of Institutional Classes may not vote on matters affecting the Plans.

     The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

     In addition, each Fund may make payments out of the assets of Class A, Class B and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

     The maximum aggregate fee payable by a Fund under its Plans, and a Fund's Distribution Agreements, is on an annual basis, up to 0.25% of Aggressive Growth and Growth Stock Fund's Class A Shares' average daily net assets for the year and 0.30% of Tax-Efficient Equity Fund's Class A Shares' average daily net assets for the year, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets for the year. Mutual Funds III, Inc.'s Board of Directors may reduce these amounts at any time.

     All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A, Class B and Class C Shares would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best price and execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

     From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

     The Plans and the Distribution Agreements, as amended, have all been approved by the Board of Directors of Mutual Funds III, Inc., including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of Mutual Funds III, Inc. and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Directors in the same manner as specified above.

     Each year, the directors must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares of the respective Funds and that there is a reasonable likelihood of the Plan relating to a Fund Class providing a benefit to that Class. The Plans and the Distribution Agreements, as amended, may be terminated with respect to a Class at any time without penalty by a majority of those directors who are not "interested persons" or by a majority vote of the outstanding voting securities of the relevant Fund Class. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant Fund Class, as well as by a majority vote of those directors who are not "interested persons." With respect to each Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities Class B Shares of the same Fund. Also, any other material amendment to the Plans must be approved by a majority vote of the directors including a majority of the noninterested directors of Mutual Funds III, Inc. having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of directors who are not "interested persons" of Mutual Funds III, Inc. must be effected by the directors who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Directors for their review.


     For the fiscal year ended April 30, 1998, payments from Class A Shares, Class B Shares and Class C Shares of Aggressive Growth Fund amounted to $23,509, $22,292 and $11,107, respectively. Such amounts were used for the following purposes:

                             Aggressive     Aggressive       Aggressive
                             Growth Fund    Growth Fund      Growth Fund
                               A Class        B Class          C Class

Advertising                 $    126     $       ---     $        ---
Annual/Semi-Annual Reports     1,899             178              164
Broker Trails                 19,060           5,435            2,763
Broker Sales Charges             182           5,026            4,365
Dealer Service Expenses          ---              29               42
Interest on Broker Sales
Charges                          ---          10,573            1,739
Commissions to Wholesalers     1,761             958            1,153
Promotional-Broker Meetings       48              71              129
Promotional-Other                110             ---              120
Prospectus Printing              ---              19              160
Telephone                         24             ---               10
Wholesaler Expenses              299               3              462
Other                            ---             ---              ---

     For the fiscal year ended April 30, 1998 payments from Class A Shares, Class B Shares and Class C Shares of Growth Stock Fund amounted to $105,214, $12,033 and $9,930, respectively. Such amounts were used for the following purposes:

                                Growth        Growth          Growth
                              Stock Fund    Stock Fund      Stock Fund
                               A Class       B Class         C Class

Advertising               $      173     $     ---     $      ---
Annual/Semi-Annual Reports       202            68             52
Broker Trails                101,681         2,649          2,518
Broker Sales Charges             ---         6,441          4,185
Dealer Service Expenses          ---            10            158
Interest on Broker Sales
Charges                          ---         1,981            793
Commissions to Wholesalers     1,299           402            633
Promotional-Broker Meetings      ---           109            155
Promotional-Other                855           103              3
Prospectus Printing              578            33            246
Telephone                        ---            16              8
Wholesaler Expenses              426           221            952
Other                            ---           ---            ---



     For the period June 27, 1997 (date of initial sale) through April 30, 1998, payments from Class A Shares, Class B Shares and Class C Shares of Tax-Efficient Equity Fund amounted to $5,325, $13,245 and $2,491, respectively. Such amounts were used for the following purposes:

                            Tax-Efficient   Tax-Efficient  Tax-Efficient
                              Equity Fund     Equity Fund   Equity Fund
                                A Class        B Class        C Class

Advertising                       $46             ---           ---
Annual/Semi-Annual Reports        ---             $13           ---
Broker Trails                   4,782           3,345          $354
Broker Sales Charges              ---           4,344         1,391
Dealer Service Expenses           ---             ---           ---
Interest on Broker Sales Charges  ---           4,915            58
Commissions to Wholesalers         43             226           594
Promotional-Broker Meetings       ---               7             1
Promotional-Other                 242               7           ---
Prospectus Printing                24             130           ---
Telephone                         ---               6             1
Wholesaler Expenses               188             252            92
Other                             ---             ---           ---


OTHER PAYMENTS TO DEALERS -- CLASS A, CLASS B AND CLASS C SHARES

     From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the funds in the Delaware Investments family. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

     Payments to dealers made in connection with seminars, conferences or contests relating to the promotion of Fund shares may be in an amount up to 100% of the expenses incurred or awards made. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of shares of the funds in the Delaware Investments family.


SPECIAL PURCHASE FEATURES--CLASS A SHARES

BUYING CLASS A SHARES AT NET ASSET VALUE
     Class A Shares may be purchased without a front-end sales charge under the Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.


     Current and former officers, directors and employees of Mutual Funds III, Inc., any other fund in the Delaware Investments family, the Manager, the Manager's affiliates, or any of the Manager's affiliates that may in the future be created, legal counsel to the funds, and registered representatives and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares of the Funds and any such class of shares of any of the other funds in the Delaware Investments family, including any fund that may be created, at the net asset value per share. Family members of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase Class A Shares at net asset value. Class A Shares may also be purchased at net asset value by current and former officers, directors and employees (and members of their families) of the Dougherty Financial Group LLC.

     Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of the funds in the Delaware Investments family. In addition, purchases of Class A Shares may be made by financial institutions investing for the account of their trust customers when they are not eligible to purchase shares of a Fund's institutional class. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs.

     Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the institutional class of the fund; and any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Delaware Investment & Retirement Services, Inc. ("DIRSI") proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of Delaware Investments funds and any stable value product available through Delaware Investments, or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a fund in the Delaware Investments family and such employer has properly represented to DIRSI in writing that it has the requisite number of employees and has received written confirmation back from DIRSI.

     Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Investments account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

     Investors in Delaware-Voyageur Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Investments family at net asset value.


     The Fund must be notified in advance that an investment qualifies for purchase at net asset value.

LETTER OF INTENTION

     The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Mutual Funds III, Inc., which provides for the holding in escrow by the Transfer Agent of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Funds and of any class of any of the other mutual funds in the Delaware Investments family (except shares of any fund in the Delaware Investments family which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a fund in the Delaware Investments family which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter.

     Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of a Fund and other funds in the Delaware Investments family which offer corresponding classes of shares may also be aggregated for this purpose.


COMBINED PURCHASES PRIVILEGE

     In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Funds, as well as shares of any other class of any of the other funds in the Delaware Investments family (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held in any stable value product available through Delaware Investments may be combined with other Delaware Investments fund holdings.


     The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

RIGHT OF ACCUMULATION

     In determining the availability of the reduced front-end sales charge with respect to Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of a Fund, as well as shares of any other class of any of the other funds in the Delaware Investments funds which offer such classes (except shares of any fund in the Delaware Investments family which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $60,000 at offering price of additional shares of Class A Shares, the charge applicable to the $60,000 purchase would currently be 3.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.


12-MONTH REINVESTMENT PRIVILEGE

     Holders of Class A Shares of a Fund (and of the Institutional Classes holding shares which were acquired through an exchange from one of the other mutual funds in the Delaware Investments family offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A Shares of that Fund or in Class A Shares of any of the other funds in the Delaware Investments family, subject to applicable eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net asset value without the payment of a front-end sales charge. This privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of either Class B Shares or Class C Shares.


     Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

     Investors should consult their financial advisers or the Transfer Agent, which also serves as the Funds' shareholder servicing agent, about the applicability of the Limited CDSC (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Fund Classes' Prospectuses) in connection with the features described above.

GROUP INVESTMENT PLANS

     Group Investment Plans that are not eligible to purchase shares of the Institutional Classes may also benefit from the reduced front-end sales charges for investments in Class A Shares, based on total plan assets. If a company has more than one plan investing in the Delaware Investments family of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Fund in which the investment is being made at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement investment accounts of Delaware Investments if they so notify the Fund in connection with each purchase. For other retirement plans and special services, see Retirement Plans for the Fund Classes under Investment Plans.


THE INSTITUTIONAL CLASSES
     The Institutional Class of each Fund is available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;
(b) tax-exempt employee benefit plans of the Manager, the Sub-Adviser or their affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager, the Sub-Adviser or their affiliates and those having client relationships with Delaware Investment Advisers, a division of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

     Shares of the Institutional Classes are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.


INVESTMENT PLANS

REINVESTMENT PLAN/OPEN ACCOUNT
     Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of the Institutional Classes are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each distribution from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

     Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Fund and Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made, for Class A Shares at the public offering price, and for Class B Shares, Class C Shares and Institutional Class shares at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

REINVESTMENT OF DIVIDENDS IN OTHER FUNDS IN THE DELAWARE INVESTMENTS
FAMILY

     Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A, Class B and Class C Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Investments family, including the Funds, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses. See also Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares in the Prospectuses for the Fund Classes.

     Subject to the following limitations, dividends and/or distributions from other funds in the Delaware Investments family may be invested in shares of the Funds, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares.


     This option is not available to participants in the following plans: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

INVESTING BY ELECTRONIC FUND TRANSFER
     Direct Deposit Purchase Plan -- Investors may arrange for a Fund to accept for investment in Class A, Class B or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

     Automatic Investing Plan -- Shareholders of Class A, Class B and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

     This option is not available to participants in the following plans: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                            *     *     *

     Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such Plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

     Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

DIRECT DEPOSIT PURCHASES BY MAIL
     Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. A Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Mutual Funds III, Inc. for proper instructions.

WEALTH BUILDER OPTION

     Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in the Delaware Investments family through the Wealth Builder Option. See Wealth Builder Option and Redemption and Exchange in the Prospectuses for the Fund Classes.

     Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the Fund Classes' Prospectuses. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.


     Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation at any time by giving written notice to their Fund.

     This option is not available to participants in the following plans: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Classes.

RETIREMENT PLANS FOR THE FUND CLASSES

     An investment in a Fund may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans, including the 401(k) deferred compensation plan, Individual Retirement Account ("IRA") and the new Roth IRA and Education IRA.

     Among the retirement plans the Delaware Investments offers, Class B Shares are available for investment only by Individual Retirement Accounts, SIMPLE IRAs, Roth IRAs, Education IRAs, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans and 403(b) and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge under Redemption and Exchange in the Prospectus for Class B Shares and Class C Shares for a list of the instances in which the CDSC is waived.


     Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

     Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than Individual Retirement Accounts, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25 regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such plans.

     Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase Institutional Class Shares. For additional information on any of the Plans and Delaware's retirement services, call the Shareholder Service Center telephone number.


     It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

     Taxable distributions from the retirement plans described below may be subject to withholding.

     Please contact your investment dealer or the Distributor for the special application forms required for the plans described below.

PROTOTYPE PROFIT SHARING OR MONEY PURCHASE PENSION PLANS

     Prototype Plans are available for self-employed individuals, partnerships, corporations and other eligible forms of organizations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares and Class C Shares.


INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

     A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, participation may be restricted based on certain income limits.

IRA DISCLOSURES
     The Taxpayer Relief Act of 1997 provides new opportunities for investors. Individuals have five types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances. A new Roth IRA and Education IRA are available in addition to the existing deductible IRA and non-deductible IRA.

DEDUCTIBLE AND NON-DEDUCTIBLE IRAS
     An individual can contribute up to $2,000 in his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI") and whether the taxpayer is an active participant in an employer sponsored retirement plan. Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $2,000 is still available if the taxpayer's AGI is below $30,000 ($50,000 for taxpayers filing joint returns) for years beginning after December 31, 1997. A partial deduction is allowed for married couples with income between $50,000 and $60,000, and for single individuals with incomes between $30,000 and $40,000. These income phase-out limits reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI after IRA deductions exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.

     Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions of as much as $2,000 for each working spouse and defer taxes on interest or other earnings from the IRAs.

     Under the new law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is below $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI between $150,000 and $160,000.

CONDUIT (ROLLOVER) IRAS
     Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution; however, if the rollover is in the form of a direct trustee-to-trustee transfer without going through the distributee's hand, the 60-day limit does not apply.

     A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

(i) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

(ii) Substantially equal installment payments for a period certain of 10 or more years;

(iii) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

(iv) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

(v) A distribution of after-tax contributions which is not includable in income.

ROTH IRAS
     For taxable years beginning after December 31, 1997, non-deductible contributions of up to $2,000 per year can be made to a new Roth IRA. The $2,000 annual limit is reduced by any contributions to a deductible or nondeductible IRA for the same year. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI between $95,000 and $110,000, and for couples filing jointly with AGI between $150,000 and $160,000. Qualified distributions from a Roth IRA would be exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributed to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).

     Distributions that are not qualified distributions would always be tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.

     Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA (deductible, nondeductible and conduit) to a Roth IRA. Earnings and contributions from a deductible IRA are subject to a tax upon conversion; however, no 10% excise tax for early withdrawal would apply. If the conversion is done prior to January 1, 1999, then the income from the conversion can be included in income ratably over a four-year period beginning with the year of conversion.

EDUCATION IRAs
     For taxable years beginning after December 31, 1997, an Education IRA has been created exclusively for the purpose of paying qualified higher education expenses. Taxpayers can make non-deductible contributions up to $500 per year per beneficiary. The $500 annual limit is in addition to the $2,000 annual contribution limit applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish Education IRAs. In addition, multiple Education IRAs can be created for the same beneficiaries, however, the contribution limit of all contributions for a single beneficiary cannot exceed $500 annually.

     This $500 annual contribution limit for Education IRAs is phased out ratably for single contributors with modified AGI between $95,000 and $110,000, and for couples filing jointly with modified AGI of between $150,000 and $160,000. Individuals with modified AGI above the phase-out range are not allowed to make contributions to an Education IRA established on behalf of any other individual.

     Distributions from an Education IRA are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.

     Any balance remaining in an Education IRA at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includible in gross income of the beneficiary and subject to an additional 10% penalty tax if the distribution is not for qualified higher educations expenses. Tax-free (and penalty-free) transfers and rollovers of account balances from one Education IRA benefiting one beneficiary to another Education IRA benefiting a different beneficiary (as well as redesignations of the named beneficiary) is permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 18.

     A company or association may establish a Group IRA or Group Roth IRA for employees or members who want to purchase shares of the Fund.

     Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. For information concerning the applicability of a CDSC upon redemption of Class B Shares and Class C Shares, see Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares in the Prospectus for Class B Shares and Class C Shares.

     Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, effective January 1, 1998, the new law allows for premature distribution without a 10% penalty if (i) the amounts are used to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or (ii) used to pay acquisition costs of a principle residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.


SIMPLIFIED EMPLOYEE PENSION PLAN ("SEP/IRA")

     A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.


SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN ("SAR/SEP")

     Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may continue to be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.


PROTOTYPE 401(K) DEFINED CONTRIBUTION PLAN

     Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Effective January 1, 1997, non-governmental tax-exempt organizations may establish 401(k) plans. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares and Class C Shares or certain other funds in the Delaware Investments family. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectuses for the Fund Classes.


DEFERRED COMPENSATION PLAN FOR PUBLIC SCHOOLS AND NON-PROFIT
ORGANIZATIONS ("403(B)(7)")

     Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectuses for the Fund Classes.



DEFERRED COMPENSATION PLAN FOR STATE AND LOCAL GOVERNMENT EMPLOYEES
("457")

     Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of the Fund. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectuses for the Fund Classes.


SIMPLE IRA

     A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.


SIMPLE 401(k)

     A SIMPLE 401(k) is like a regular 401(k) except that it is available only to plan sponsors 100 or fewer employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is not required.



DETERMINING OFFERING PRICE AND NET ASSET VALUE


     Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund, its agent or certain other authorized persons. See Distribution and Service under Investment Management Agreements and Sub-Advisory Agreements. Orders for purchases of Class B Shares, Class C Shares and Institutional Class shares are effected at the net asset value per share next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund, its agent or designee. Selling dealers are responsible for transmitting orders promptly.

     The offering price for Class A Shares consists of the net asset value per share plus any applicable front-end sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for the days when the following holidays are observed: New Year's Day, Presidents' Day, Martin Luther King, Jr.'s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

     An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, will be included in the Funds' financial statements which are incorporated by reference into this Part B.


     Each Fund's net asset value per share is computed by adding the value of all the Fund's securities and other assets, deducting any liabilities of the Fund, and dividing by the number of Fund shares outstanding. Expenses and fees are accrued daily. Portfolio securities, except for bonds, which are primarily traded on a national or foreign securities exchange are valued at the last sale price on that exchange. Options are valued at the last reported sales price or, if no sales are reported, at the mean between bid and asked prices. Securities not traded on a particular day, over-the-counter securities and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Use of a pricing service has been approved by the Board of Directors. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board of Directors.

     Each Class of a Fund will bear, pro-rata, all of the common expenses of that Fund. The net asset values of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in that Fund represented by the value of shares of such Classes, except that the Institutional Classes will not incur any of the expenses under the relevant Fund's 12b-1 Plans and Class A, Class B and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the net asset value of each Class of a Fund will vary.


REDEMPTION AND REPURCHASE

     Any shareholder may require a Fund to redeem shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Fund at 1818 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. Certificates are issued for Class A Shares and Institutional Class shares only if a shareholder specifically requests them. Certificates are not issued for Class B Shares or Class C Shares. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $50,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $50,000, or if payment is made to someone else or to another address, signatures of all record owners are required and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may request further documentation from corporations, retirement plans, executors, administrators, trustees or guardians.


     In addition to redemption of Fund shares, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the respective Fund, its agent or certain other authorized persons (see Distribution and Service under Investment Management Agreements and Sub-Advisory Agreement), subject to any applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Funds and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.


     Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

     Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectuses for the Fund Classes. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares in the Prospectuses for the Fund Classes. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there is currently a $7.50 bank wiring cost, neither the Funds nor the Funds' Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

     Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order; provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

     Each Fund will process written or telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. A Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared. This potential delay can be avoided by making investments by wiring Federal Funds.

     If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to a Fund or to the Distributor.

     In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

     Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Mutual Funds III, Inc. has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

     The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

SMALL ACCOUNTS
     Before a Fund involuntarily redeems shares from an account that, under the circumstances noted in the relevant Prospectus, has remained below the minimum amounts required by the Funds' Prospectuses and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than the minimum required and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. See The Conditions of Your Purchase under How to Buy Shares in the Funds' Prospectuses. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC or Limited CDSC will apply to the redemptions described in this paragraph.

                         *     *     *

     Each Fund has made available certain redemption privileges, as described below. The Funds reserve the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.

EXPEDITED TELEPHONE REDEMPTIONS
     Shareholders of the Fund Classes or their investment dealers of record wishing to redeem any amount of shares of $50,000 or less for which certificates have not been issued may call the Shareholder Service Center at 800-523-1918 or, in the case of shareholders of the Institutional Classes, their Client Services Representative at 800-828-5052 prior to the time the offering price and net asset value are determined, as noted above, and have the proceeds mailed to them at the address of record. Checks payable to the shareholder(s) of record will normally be mailed the next business day, but no later than seven days, after the receipt of the redemption request. This option is only available to individual, joint and individual fiduciary-type accounts.

     In addition, redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check by calling the phone numbers listed above. An authorization form must have been completed by the shareholder and filed with the relevant Fund before the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:

1. PAYMENT BY WIRE: Request that Federal Funds be wired to the bank account designated on the authorization form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is a $7.50 wiring fee (subject to change) charged by CoreStates Bank, N.A. which will be deducted from the withdrawal proceeds each time the shareholder requests a redemption from Class A Shares, Class B Shares and Class C Shares. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account.

2. PAYMENT BY CHECK: Request a check be mailed to the bank account designated on the authorization form. Redemption proceeds will normally be mailed the next business day, but no later than seven days, from the date of the telephone request. This procedure will take longer than the Payment by Wire option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it.

     REDEMPTION REQUIREMENTS: In order to change the name of the bank and the account number it will be necessary to send a written request to the relevant Fund and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.

     To reduce the shareholder's risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the authorization form.

     If expedited payment under these procedures could adversely affect a Fund, such Fund may take up to seven days to pay the shareholder.

     Neither the Funds nor the Funds' Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by shareholders of the Fund Classes are generally tape recorded. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

SYSTEMATIC WITHDRAWAL PLANS
     Shareholders of Class A, Class B and Class C Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This $5,000 minimum does not apply for a Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

     Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital and the share balance may, in time, be depleted, particularly in a declining market.

     The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.


     Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Investments funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. Redemptions of Class B Shares or Class C Shares pursuant to a Systematic Withdrawal Plan may be subject to a CDSC, unless the annual amount selected to be withdrawn is less than 12% of the account balance on the date that the Systematic Withdrawal Plan was established. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares and Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange in the Prospectuses for the Fund Classes. Shareholders should consult their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.



     An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

     The Systematic Withdrawal Plan is not available for the Institutional Classes.


DISTRIBUTIONS AND TAXES


     Aggressive Growth Fund and Growth Stock Fund have qualified, and intend to continue to qualify, as regulated investment companies under Subchapter M of the Code. Tax-Efficient Equity Fund intends to qualify as a regulated investment company under Subchapter M of the Code. As such, a Fund will not be subject to federal income tax on net investment income and net realized capital gains which are distributed to shareholders.


     Each Class of shares of a Fund will share proportionately in the investment income and expenses of the Fund, except that Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

          Mutual Funds III, Inc. currently intends to make annual payments from each Fund's net investment income. Distributions of net capital gains, if any, realized on sales of investments will be distributed annually during the quarter following the close of the fiscal year.

     All dividends and any capital gains distributions will be automatically credited to the shareholder's account in additional shares of the same Class unless, in the case of shareholders in the Fund Classes, the shareholder requests in writing that such dividends and/or distributions be paid in cash. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again.

     Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

     Persons not subject to tax will not be required to pay taxes on distributions.


     Dividends from investment income and short-term capital gains distributions are treated by shareholders as ordinary income for federal income tax purposes, whether received in cash or in additional shares. Distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates described below. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares. The Fund is treated as a single tax entity and capital gains for the Fund will be calculated separately from the other funds of Mutual Funds III, Inc..

     Under the Taxpayer Relief act of 1997 (the "1997 Act"), the Fund is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories of holding periods:

"MID-TERM CAPITAL GAINS" OR "28 PERCENT RATE GAIN": securities sold by the Fund after July 28, 1997 that were held more than one year but not more than 18 months. These gains will be taxable to individual investors at a maximum rate of 28%.

"1997 ACT LONG-TERM CAPITAL GAINS" OR "20 PERCENT RATE GAIN":
securities sold by the Fund between May 7, 1997 and July 28, 1997 that were held for more than 12 months, and securities sold by the Fund after July 28, 1997 that were held for more than 18 months. These gains will be taxable to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 10% for investors in the 15% federal income tax bracket.

"QUALIFIED 5-YEAR GAINS": For individuals in the 15% bracket, qualified 5-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individuals who are subject to tax at higher rate brackets, qualified 5-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than 5 years. Taxpayers subject to tax at a higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares (any loss is disallowed) in order to qualify such shares as qualified 5-year property as though purchased after December 31, 2000. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket when sold after the 5 year holding period.

     A portion of the Fund's dividends may qualify for the dividends-received deduction for corporations provided in the federal income tax law. The portion of dividends paid by the Fund that so qualifies will be designated each year in a notice mailed to Fund shareholders, and cannot exceed the gross amount of dividends received by such Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Under the 1997 Act, the amount that the Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date, then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. For the fiscal year ended April 30, 1998, 00% of the Aggressive Growth Fund's dividends from net investment income and 00% of Growth Stock Fund's dividends from net investment income qualified for the corporate dividends-received deduction.

     Shareholders will be notified annually by Mutual Funds III, Inc. as to the federal income tax status of dividends and distributions paid by the Fund.

      See also Other Tax Requirements under Accounting and Tax Issues.



INVESTMENT MANAGEMENT AGREEMENTS AND SUB-ADVISORY AGREEMENT

     The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to the Funds, subject to the supervision and direction of Mutual Funds III, Inc.'s Board of Directors. The Sub-Adviser, located at 90 South Seventh Street, Suite 4400, Minneapolis, MN 55402, serves as a Sub-Adviser to Growth Stock Fund and is responsible for the day-to-day investment management of the Fund.


     The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On April 30, 1998, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $45 billion in assets in the various institutional or separately managed (approximately $27,330,570,000) and investment company (approximately $17,733,730,000) accounts.


     Prior to May 1, 1997, Voyageur Fund Managers, Inc. ("Voyageur") had been retained under an investment advisory contract to act as each Fund's investment adviser, subject to the authority of the Board of Directors. Voyageur was an indirect, wholly owned subsidiary of Dougherty Financial Group, Inc. ("DFG"). After the close of business on April 30, 1997, Voyageur became an indirect, wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") as a result of Lincoln National's acquisition of DFG.

     Because Lincoln National's acquisition of DFG resulted in a change of control of Voyageur, Aggressive Growth and Growth Stock Funds' previous investment advisory agreements with Voyageur were "assigned", as that term is defined by the Investment Company Act of 1940, and the previous agreements therefore terminated upon the completion of the acquisition. The Board of Directors of those Funds unanimously approved new advisory agreements at a meeting held in person on February 14, 1997, and called for a shareholders meeting to approve the new agreements. At a meeting held on April 11, 1997, the shareholders of Aggressive Growth Fund and Growth Stock Fund approved its respective Investment Management Agreement with the Manager, an indirect wholly-owned subsidiary of LNC, to become effective after the close of business on April 30, 1997, the date the acquisition was completed. At that meeting, shareholders of Voyageur Growth Stock Fund also approved a Sub-Advisory Agreement between the Manager and the Sub-Adviser to take effect at the same time as the Investment Management Agreement.


     Beginning May 1, 1997, Delaware Management Company became the Funds' investment manager, and for Growth Stock Fund, Voyageur Asset Management LLC became the sub-adviser. The Investment Management Agreement into which each Fund's investment manager has entered and, in the case of Voyageur Growth Stock Fund, the Sub-Advisory Agreement between the Manager and the Sub-Adviser, have an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund to which the Agreement relates, and only if the terms and the renewal thereof have been approved by the vote of a majority of the directors of Mutual Funds III, Inc. who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement is terminable without penalty on 60 days' notice by the directors of Mutual Funds III, Inc. or by the Manager. Each Agreement will terminate automatically in the event of its assignment.


     Under their respective Investment Management Agreements, Aggressive Growth Fund and Growth Stock Fund each pay the Manager a monthly investment advisory fee equivalent on an annual basis to 1.00% of their average daily net assets. Under Tax-Efficient Equity Fund's Investment Management Agreement, the Fund pays the Manager a monthly investment advisory fee equivalent on an annual basis to 0.75% on the first $500 million, 0.725% on the next $500 million and 0.70% on the average daily net assets in excess of $1 billion.


     Beginning June 9, 1997, the Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by a Fund and to pay certain expenses of that Fund to the extent necessary to ensure that the Total Operating Expenses of Class A Shares, Class B Shares, Class C Shares and Institutional Class shares of the Fund (exclusive of taxes, interest, brokerage commissions, extraordinary expenses but including 12b-1 fees, as applicable) do not exceed, on an annual basis, the amounts noted below through December 31, 1998:

                                                        Institutional
                            Class A    Class B   Class C    Class

Aggressive Growth Fund        1.75%     2.50%     2.50%     1.50%
Growth Stock Fund             1.75%     2.50%     2.50%     1.50%
Tax-Efficient Equity Fund     1.50%     2.20%     2.20%     1.20%

     Pursuant to the terms of a Sub-Advisory Agreement with the Manager, the Sub-Adviser participates in the management of Growth Stock Fund's assets, is responsible for day-to-day investment management of the Fund, makes investment decisions for the Fund in accordance with the Fund's investment objectives and stated policies and places orders on behalf of the Fund to effect the investment decisions made. The Manager continues to have ultimate responsibility for all investment advisory services in connection with the management of the Fund pursuant to the Investment Management Agreement and supervises the Sub-Adviser's performance of such services. For the services provided to the Manager, the Manager pays the Sub-Adviser an annual sub-advisory fee equal to 0.50% of Growth Stock Fund's average daily net assets.


     On April 30, 1998, the total net assets of the Funds were as follows:

                    Aggressive Growth Fund - $56,747,645
                    Growth Stock Fund - $45,009,609
                    Tax-Efficient Fund were $24,307,561.

     Investment management fees incurred for the last three fiscal years with respect to each Fund follows. Prior to May 1, 1997 fees were paid to the Funds' previous investment manager, Voyageur Fund Managers, Inc.



FUND                       APRIL 30, 1998      APRIL 30, 1997     APRIL 30, 1996
Aggressive Growth Fund     $155,146 earned     $56,982 earned     $34,256 incurred
                           $71,189 paid        $10,532 paid       $9,256 paid
                           $83,957 waived      $46,450 waived     $25,000 waived

Growth Stock Fund          $412,380 earned     $332,347 incurred  $222,957 incurred
                           $378,549 paid       $332,347 paid      $197,957 paid
                           $33,831 waived      $-0- waived        $25,000 waived

Tax-Efficient Equity
Fund(1)                    $54,805 earned      N/A                N/A
                           $17,083 paid        N/A                N/A
                           $37,772 waived      N/A                N/A

(1) Date of initial public offering was June 27, 1997.




Under the general supervision of the Board of Directors, the Manager makes and executes all investment decisions for the Funds. The Manager pays the salaries of all directors, officers and employees of Mutual Funds III, Inc. who are affiliated with the Manager. Each Fund pays all of its other expenses.

DISTRIBUTION AND SERVICE
     The Distributor, Delaware Distributors, L.P., located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of each Fund's shares under separate a Distribution Agreement dated April 30, 1997 for Aggressive Growth Fund and Growth Stock Fund and June 26, 1997 for Tax-Efficient Equity Fund. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Funds on behalf of Class A, Class B and Class C Shares under their respective 12b-1 Plans. The Distributor is an indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc.

     The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the Funds' shareholder servicing, dividend disbursing and transfer agent pursuant to an Amended and Restated Shareholders Services Agreement dated as of June 26, 1997. The Transfer Agent also provides accounting services to the Funds pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.


     The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Funds. For purposes of pricing, the Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.



OFFICERS AND DIRECTORS

     The business and affairs of Mutual Funds III, Inc. are managed under the direction of its Board of Directors.


     Certain officers and directors of Mutual Funds III, Inc. hold identical positions in each of the other funds in the Delaware
Investments family. On May 31, 1998, Mutual Funds III, Inc.'s officers and directors owned less than 1% of the outstanding shares of each Class of each Fund.

     As of May 31, 1998, management believes the following shareholders held 5% or more of the outstanding shares of a Class:



Class            Name and Address of Account             Share Amount  Percentage

Aggressive       Merrill Lynch, Pierce, Fenner & Smith      271,592       13.52%
Growth Fund      For the Sole Benefit of its Customers
A Class          Attn: Fund Administration
                 4800 Deer Lake Drive East, 2nd Floor
                 Jacksonville, FL  32246


Aggressive       Merrill Lynch, Pierce, Fenner & Smith      234,729       20.13%
Growth Fund      For the Sole Benefit of its Customers
B Class          Attn: Fund Administration
                 4800 Deer Lake Drive East, 2nd Floor
                 Jacksonville, FL 32246


Aggressive       Merrill Lynch, Pierce, Fenner & Smith      163,981       43.24%
Growth Fund      For the Sole Benefit of its Customers
C Class          Attn: Fund Administration
                 4800 Deer Lake Drive East - 2nd Floor
                 Jacksonville, FL 32246


Aggressive       RS DMC Employee Profit Sharing Plan         99,522       88.78%
Growth Fund      Delaware Management Company P/S Trust
Institutional    c/o Rick Seidel
Class            1818 Market Street
                 Philadelphia, PA 19103


Growth Stock     Merrill Lynch, Pierce, Fenner & Smith        6,414        9.84%
Fund             For the Sole Benefit of its Customers
B Class          Attn: Fund Administration
                 4800 Deer Lake Drive East - 2nd Floor
                 Jacksonville, FL 32246


Growth Stock     Merrill Lynch, Pierce, Fenner & Smith        6,706       17.41%
Fund             For the Sole Benefit of its Customers
C Class          Attn: Fund Administration

                 4800 Deer Lake Drive East - 2nd Floor
                 Jacksonville, FL 32246

                 Emery Jahnke                                 3,703        9.61%
                 Ann Jahnke JT TEN
                 2402 Lilac Lane
                 Fargo, ND 58102


Growth Stock     RS DMTC P/S Plan                            24,592       98.58%
Fund             Columbia Diagnostics Inc. P/S Class
Institutional    Attn: Retirement Plans
Class            1818 Market Street
                 Philadelphia, PA 19103


Tax-Efficient    Merrill Lynch, Pierce, Fenner & Smith       81,668        8.77%
Equity Fund      For the Sole Benefit of its Customers
B Class          Attention: Fund Administration
                 4800 Deer Lake Drive East, 2nd Floor
                 Jacksonville, FL 32246


Tax-Efficient    Merrill Lynch, Pierce, Fenner & Smith       49,068       16.30%
Equity Fund      For the Sole Benefit of its Customers
C Class          Attention: Fund Administration
                 4800 Deer Lake Drive East, 2nd Floor
                 Jacksonville, FL 32246

                 Donaldson Lufkin Jenrette                   35,884       11.92%
                 Securities Corporation, Inc.
                 P.O. Box 2052
                 Jersey City, NJ 07303

                 Donaldson Lufkin Jenrette                   16,532        5.49%
                 Securities Corporation, Inc.
                 P.O. Box 2052
                 Jersey City, NJ 07303


Tax-Efficient    Delaware Management Business
Equity Fund      Trust-DIA                                      1.0      100.00%
Institutional    Attn:  Joseph H. Hastings
Class            1818 Market Street, 17th Floor
                 Philadelphia, PA 19103




DMH Corp., Delvoy, Inc., Delaware Management Business Trust, Delaware Management Company (a series of Delaware Management Business Trust), Delaware Management Company, Inc. , Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National was completed. DMH and the Manager are indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.


     As noted under Investment Management Agreements and Sub-Advisory Agreement, after the close of business on April 30, 1997, Voyageur became an indirect, wholly owned subsidiary of Lincoln National as a result of Lincoln National's acquisition of DFG.

     Directors and principal officers of Mutual Funds III, Inc. are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.


*WAYNE A. STORK (60)

Chairman and Director and/or Trustee of Mutual Funds III, Inc., 33 other investment companies in the Delaware Investments family and Delaware Capital Management, Inc.

Chairman, President, Chief Executive Officer and Director of DMH Corp., Delaware Distributors, Inc.and Founders Holdings, Inc.

Chairman, President, Chief Executive Officer, Chief Investment Officer and Director/Trustee of Delaware Management Company, Inc. and Delaware Management Business Trust

Chairman, President, Chief Executive Officer and Chief Investment
Officer of Delaware Management Company (a series of Delaware Management Business Trust)

Chairman, Chief Executive Officer and Chief Investment Officer of
Delaware Investment Advisers (a series of Delaware Management Business
Trust)

Chairman, Chief Executive Officer and Director of Delaware International Advisers Ltd., Delaware International Holdings Ltd. and Delaware
Management Holdings, Inc.

President and Chief Executive Officer of Delvoy, Inc.

Chairman of Delaware Distributors, L.P.

Director of Delaware Service Company, Inc. and Delaware Investment & Retirement Services, Inc.

During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.

-----------------------------
*Director affiliated with the Funds' investment manager and considered an "interested person" as defined in the 1940 Act.


*JEFFREY J. NICK (45)

President, Chief Executive Officer and Director of Mutual Funds III, Inc. and 33 other investment companies in the Delaware Investments family

President and Director of Delaware Management Holdings, Inc.

President, Chief Executive Officer and Director of Lincoln National Investment Companies, Inc.

President of Lincoln Funds Corporation

Director of Delaware International Advisers Ltd.

From 1992 to 1996, Mr. Nick was Managing Director of Lincoln National UK plc and from 1989 to 1992, he was Senior Vice President responsible for corporate planning and development for Lincoln National
Corporation.


RICHARD G. UNRUH, JR. (58)

Executive Vice President of Mutual Funds III, Inc., 33 other investment companies in the Delaware Investments family, Delaware Management
Holdings, Inc., Delaware Management Company (a series of Delaware
Management Business Trust) and Delaware Capital Management, Inc.

President of Delaware Investment Advisers (a series of Delaware
Management Business Trust)

Executive Vice President and Director/Trustee of Delaware Management Company, Inc. and Delaware Management Business Trust

Director of Delaware International Advisers Ltd.

During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.


PAUL E. SUCKOW (50)

Executive Vice President/Chief Investment Officer, Fixed Income of Mutual Funds III, Inc., 33 other investment companies in the Delaware Investments family, Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Management Holdings, Inc.

Executive Vice President and Director of Founders Holdings, Inc.

Executive Vice President of Delaware Capital Management, Inc. and
Delaware Management Business Trust

Director of Founders CBO Corporation

Director of HYPPCO Finance Company Ltd.

Before returning to Delaware Investments in 1993, Mr. Suckow was
Executive Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for Delaware
Investments.

---------------------------
*Director affiliated with the Funds' investment manager and considered an "interested person" as defined in the 1940 Act.


DAVID K. DOWNES (58)

Executive Vice President, Chief Operating Officer, Chief Financial Officer of Mutual Funds III, Inc., 33 other investment companies in the Delaware Investments family, Delaware Management Holdings, Inc., Founders CBO Corporation, Delaware Capital Management, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Distributors, L.P.

Executive Vice President, Chief Financial Officer, Chief Administrative Officer and Trustee of Delaware Management Business Trust

Executive Vice President, Chief Operating Officer, Chief Financial Officer and Director of Delaware Management Company, Inc., DMH Corp., Delaware Distributors, Inc., Founders Holdings, Inc. and Delvoy, Inc.

President, Chief Executive Officer, Chief Financial Officer and Director of Delaware Service Company, Inc.

President, Chief Operating Officer, Chief Financial Officer and Director of Delaware International Holdings Ltd.

Chairman, Chief Executive Officer and Director of Delaware Management Trust Company and Delaware Investment & Retirement Services, Inc.

Director of Delaware International Advisers Ltd.

Vice President of Lincoln Funds Corporation

During the past five years, Mr. Downes has served in various executive capacities at different times within the Delaware organization.


WALTER P. BABICH (70)

Director and/or Trustee of Mutual Funds III, Inc. and 33 other investment companies in the Delaware Investments family.

460 North Gulph Road, King of Prussia, PA 19406

Board Chairman, Citadel Constructors, Inc.

From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.


ANTHONY D. KNERR (59)

Director and/or Trustee of Mutual Funds III, Inc. and 33 other investment companies in the Delaware Investments family.

500 Fifth Avenue, New York, NY  10110

Founder and Managing Director, Anthony Knerr & Associates
From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.


ANN R. LEVEN (57)

Director and/or Trustee of Mutual Funds III, Inc. and 33 other
investment companies in the Delaware      Investments family.

785 Park Avenue, New York, NY  10021

Treasurer, National Gallery of Art

From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.


W. THACHER LONGSTRETH (77)

Director and/or Trustee of Mutual Funds III, Inc. and 33 other investment companies in the Delaware Investments family.

City Hall, Philadelphia, PA  19107
Philadelphia City Councilman.


THOMAS F. MADISON (62)

Director and/or Trustee of Mutual Funds III, Inc. and 33 other investment companies in the Delaware Investments family.

200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402

President and Chief Executive Officer, MLM Partners, Inc.

Mr. Madison has also been Chairman of the Board of Communications Holdings, Inc. since 1996. From February to September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was President of U.S. WEST Communications--Markets.


CHARLES E. PECK (72)

Director and/or Trustee of Mutual Funds III, Inc. and 33 other investment companies in the Delaware Investments family.

P.O. Box 1102, Columbia, MD  21044

Secretary/Treasurer, Enterprise Homes, Inc.

From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of The Ryland Group, Inc., Columbia, MD.


GEORGE M. CHAMBERLAIN, JR. (51)

Senior Vice President, Secretary and General Counsel of Mutual Funds III, Inc., 33 other investment companies in the Delaware Investments family, Delaware Distributors, L.P., Delaware Management
Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Management Holdings, Inc.

Senior Vice President, Secretary, General Counsel and Director/Trustee of DMH Corp., Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Investment & Retirement Services, Inc., Delaware Capital Management, Inc., Delvoy, Inc. and Delaware Management Business Trust

Executive Vice President, Secretary, General Counsel and Director of Delaware Management Trust Company

Senior Vice President and Director of Delaware International Holdings
Ltd.

Director of Delaware International Advisers Ltd.

Secretary of Lincoln Funds Corporation

Attorney.

During the past five years, Mr. Chamberlain has served in various executive capacities at different times within the Delaware organization.


JOSEPH H. HASTINGS (48)

Senior Vice President/Corporate Controller of Mutual Funds III, Inc., 33 other investment companies in the Delaware Investments family and Founders Holdings, Inc.

Senior Vice President/Corporate Controller and Treasurer of Delaware Management Holdings, Inc.,DMH Corp., Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc., Delaware International Holdings Ltd., Delvoy, Inc. and Delaware Management Business Trust

Chief Financial Officer/Treasurer of Delaware Investment & Retirement Services, Inc.

Executive Vice President/Chief Financial Officer/Treasurer of Delaware Management Trust Company

Senior Vice President/Assistant Treasurer of Founders CBO Corporation

Treasurer of Lincoln Funds Corporation

During the past five years, Mr. Hastings has served in various executive capacities at different times within the Delaware organization.


MICHAEL P. BISHOF (35)

Senior Vice President/Treasurer of Mutual Funds III, Inc., 33 other investment companies in the Delaware Investments family and Founders Holdings, Inc.

Senior Vice President/Investment Accounting of Delaware Management Company, Inc., Delaware Management Company (a series of Delaware
Management Business Trust) and Delaware Service Company, Inc.

Senior Vice President and Treasurer/Manager of Investment Accounting of Delaware Distributors, L.P. and Delaware Investment Advisers (a series of Delaware Management Business Trust)

Senior Vice President and Manager of Investment Accounting of Delaware International Holdings Ltd.

Assistant Treasurer of Founders CBO Corporation

Before joining Delaware Investments in 1995, Mr. Bishof was a Vice President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.


GERALD S. FREY (52)

Vice President/Senior Portfolio Manager of the Funds, of seven other investment companies in the Delaware Investments family, Delaware
Management Company (a series of Delaware Management Business Trust) and Delaware Management Company, Inc.

Before joining Delaware Investments in 1996, Mr. Frey was a Senior Director with Morgan Grenfell Capital Management, New York, NY from 1986-1995.


GEORGE H BURWELL (36)

Vice President/Senior Portfolio Manager of the Funds, of seven other investment companies in the Delaware Investments family, Delaware
Management Company (a series of Delaware Management Business Trust) and Delaware Management Company, Inc.

Before joining Delaware Investments in 1992, Mr. Burwell was a portfolio manager for Midlantic Bank,New Jersey. In addition, he was a security analyst for Balis & Zorn, New York and for First Fidelity Bank, New Jersey.


     The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation received from the Mutual Funds III, Inc. and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a director or trustee for the fiscal year ended April 30, 1998 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of April 30, 1998. Only the independent directors/trustees of the Fund receive compensation from the Fund.





                                           Pension or              Total Compensation
                                          Retirement    Estimated       from the
                        Aggregate          Benefits      Annual        Investment
                      Compensation        Accrued as    Benefits      Companies in
                        from the         Part of Fund     Upon           Delaware
Name              Mutual Funds III, Inc.    Expenses   Retirement(1)   Investments(2)
W. Thacher Longstreth     $880                None        $38,500         $62,618
Ann R. Leven              $898                None        $38,500         $68,561
Walter P. Babich          $895                None        $38,500         $67,285
Anthony D. Knerr          $895                None        $38,500         $67,285
Charles E. Peck           $785                None        $38,500         $59,473
Thomas F. Madison         $880                None        $38,500         $62,618





 (1) Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested director/trustee who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a director or trustee for a period equal to the lesser of the number of years that such person served as a director or trustee or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors/trustees of each investment company at the time of such person's retirement. If an eligible director/trustee retired as of April 30, 1998, he or she would be entitled to annual payments totaling $38,500, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she served as director or trustee, based on the number of investment companies in the Delaware Investments family as of that date.

(2) Each independent director currently receives a total annual retainer fee of $38,500 for serving as a director or trustee for all 34 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. Ann R. Leven, Walter P. Babich, and Anthony D. Knerr serve on the Fund's audit committee; Ms. Leven is the chairperson. Members of the audit committee currently receive additional annual compensation of $5,000 from all investment companies, in the aggregate, with the exception of the chairperson, who receives $6,000.




EXCHANGE PRIVILEGE


     The exchange privileges available for shareholders of the Classes and for shareholders of classes of other funds in the Delaware Investments family are set forth in the relevant prospectuses for such classes. The following supplements that information. Each Fund may modify, terminate or suspend the exchange privilege upon 60 days' notice to shareholders.

     All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses. A shareholder requesting an exchange will be sent a current prospectus and an authorization form for any of the other mutual funds in the Delaware Investments family. Exchange instructions must be signed by the record owner(s) exactly as the shares are registered.


     An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.


     In addition, investment advisers and dealers may make exchanges between funds in the Delaware Investments family on behalf of their clients by telephone or other expedited means. This service may be discontinued or revised at any time by the Transfer Agent. Such exchange requests may be rejected if it is determined that a particular request or the total requests at any time could have an adverse effect on any of the funds. Requests for expedited exchanges may be submitted with a properly completed exchange authorization form, as described above.


TELEPHONE EXCHANGE PRIVILEGE

     Shareholders owning shares for which certificates have not been issued or their investment dealers of record may exchange shares by telephone for shares in other mutual funds in the Delaware Investments family. This service is automatically provided unless the relevant Fund receives written notice from the shareholder to the contrary.


     Shareholders or their investment dealers of record may contact the Shareholder Service Center at 800-523-1918 or, in the case of shareholders of the Institutional Classes, their Client Services Representative at 800-828-5052, to effect an exchange. The shareholder's current Fund account number must be identified, as well as the registration of the account, the share or dollar amount to be exchanged and the fund into which the exchange is to be made. Requests received on any day after the time the offering price and net asset value are determined will be processed the following day. See Determining Offering Price and Net Asset Value. Any new account established through the exchange will automatically carry the same registration, shareholder information and dividend option as the account from which the shares were exchanged. The exchange requirements of the fund into which the exchange is being made, such as sales charges, eligibility and investment minimums, must be met. (See the prospectus of the fund desired or inquire by calling the Transfer Agent or, as relevant, your Client Services Representative.) Certain funds are not available for retirement plans.


     The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.


     As described in the Funds' Prospectuses, neither the Funds nor the Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine.

RIGHT TO REFUSE TIMING ACCOUNTS

     With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), each Fund will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in funds in the Delaware Investments family from Timing Firms. Each Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who:
(i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.


RESTRICTIONS ON TIMED EXCHANGES

     Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight funds in the Delaware Investments family: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Fund, (4) Limited-Term Government Fund, (5) Tax-Free USA Fund, (6) Delaware Cash Reserve, (7) Delchester Fund and (8) Tax-Free Pennsylvania Fund. No other funds in the Delaware Investments family are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. Each Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a timing pattern (as described above).


     Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

     Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

                               *     *     *



     Following is a summary of the investment objectives of the other funds in the Delaware Investments family:


     DELAWARE FUND seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

     TREND FUND seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

     SMALL CAP VALUE FUND seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

     DELCAP FUND seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.


     DELCHESTER FUND seeks as high a current income as possible by investing principally in high-yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. STRATEGIC INCOME FUND seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high-yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. HIGH-YIELD OPPORTUNITIES FUND seeks to provide investors with total return and, as a secondary objective, high current income.


     U.S. GOVERNMENT FUND seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

     LIMITED-TERM GOVERNMENT FUND seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities. U.S. GOVERNMENT MONEY FUND seeks maximum current income with preservation of principal and maintenance of liquidity by investing only in short-term securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities, while maintaining a stable net asset value.

     DELAWARE CASH RESERVE seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

     TAX-FREE USA FUND seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. TAX-FREE INSURED FUND invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. TAX-FREE USA INTERMEDIATE FUND seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

     TAX-FREE MONEY FUND seeks high current income, exempt from federal income tax, by investing in short- term municipal obligations, while maintaining a stable net asset value.

     TAX-FREE NEW JERSEY FUND seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. TAX-FREE OHIO FUND seeks a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital. TAX-FREE PENNSYLVANIA FUND seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital.

     INTERNATIONAL EQUITY FUND seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. GLOBAL BOND FUND seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. GLOBAL ASSETS FUND seeks to achieve long-term total return by investing in global securities which will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. EMERGING MARKETS FUND seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.


     U.S. GROWTH FUND seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. OVERSEAS EQUITY FUND seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. NEW PACIFIC FUND seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.

     FOUNDATION FUNDS are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). FOUNDATION FUNDS INCOME PORTFOLIO seeks a combination of current income and preservation of capital with capital appreciation by investing in primarily a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. FOUNDATION FUNDS BALANCED PORTFOLIO seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. FOUNDATION FUNDS GROWTH PORTFOLIO seeks long term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds.

     DELAWARE GROUP PREMIUM FUND, INC. offers 16 funds available exclusively as funding vehicles for certain insurance company separate accounts. DECATUR TOTAL RETURN SERIES seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delchester Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. CAPITAL RESERVES SERIES seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. CASH RESERVE SERIES seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DELCAP SERIES seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. DELAWARE SERIES seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. INTERNATIONAL EQUITY SERIES seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. SMALL CAP VALUE SERIES seeks capital appreciation by investing primarily in small-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. TREND SERIES seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. GLOBAL BOND SERIES seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. STRATEGIC INCOME SERIES seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. DEVON SERIES seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. EMERGING MARKETS SERIES seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. CONVERTIBLE SECURITIES SERIES seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. SOCIAL AWARENESS SERIES seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. REIT SERIES seeks to achieve maximum long-term total return, with capital appreciation as a secondary objective, by investing in securities of companies primarily engaged in the real estate industry.


     DELAWARE-VOYAGEUR US GOVERNMENT SECURITIES FUND seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

     DELAWARE-VOYAGEUR TAX-FREE ARIZONA INSURED FUND seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR MINNESOTA INSURED FUND seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

     DELAWARE-VOYAGEUR TAX-FREE MINNESOTA INTERMEDIATE FUND seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

     DELAWARE-VOYAGEUR TAX-FREE CALIFORNIA INSURED FUND seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE FLORIDA INSURED FUND seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. DELAWARE-VOYAGEUR TAX-FREE FLORIDA FUND seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. DELAWARE-VOYAGEUR TAX-FREE KANSAS FUND seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas Intangible personal property tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE MISSOURI INSURED FUND seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE NEW MEXICO FUND seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE OREGON INSURED FUND seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE UTAH FUND seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE WASHINGTON INSURED FUND seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

     DELAWARE-VOYAGEUR TAX-FREE FLORIDA INTERMEDIATE FUND seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

     DELAWARE-VOYAGEUR TAX-FREE ARIZONA FUND seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE CALIFORNIA FUND seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE IOWA FUND seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE IDAHO FUND seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR MINNESOTA HIGH YIELD MUNICIPAL BOND FUND seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. NATIONAL HIGH YIELD MUNICIPAL FUND seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. DELAWARE-VOYAGEUR TAX-FREE NEW YORK FUND seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE WISCONSIN FUND seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital.

     DELAWARE-VOYAGEUR TAX-FREE COLORADO FUND seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

     DELAWARE-VOYAGEUR TAX-FREE MINNESOTA FUND seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE NORTH DAKOTA FUND seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.



     For more complete information about any of the funds in the Delaware Investments family funds, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.


     Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

GENERAL INFORMATION


     The Manager is the investment manager of the Funds. The Manager also provides investment management services to certain of the other funds in the Delaware Investments family. While investment decisions of the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.

     The Manager, or its affiliate Delaware International Advisers Ltd., also manages the investment options for Delaware Medallion (sm) III Variable Annuity. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers a variety of investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Medallion utilizes an investment strategy and discipline the same as or similar to one of the mutual funds in the Delaware Investments family as available outside the annuity. See Delaware Group Premium Fund, Inc., above.

     Access persons and advisory persons of the funds in the Delaware Investments family, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures:
(1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities; (4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and
(5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

     The Distributor acts as national distributor for each of the Funds and for the other mutual funds in the Delaware Investments family. Prior to May 31, 1997, Voyageur Fund Distributors, Inc. served as the national distributor for the Funds. In its capacity as such, VFD or DDLP, as applicable, received net commissions from each Fund on behalf of Class A Shares, after reallowances to dealers, as follows:

                   AGGRESSIVE GROWTH FUND

 FISCAL     TOTAL AMOUNT        AMOUNTS           NET
  YEAR     OF UNDERWRITING     REALLOWED      COMMISSION
 ENDED       COMMISSION        TO DEALERS     TO VFD/DDLP

4/30/98       $539,592         $448,884         $90,708
4/30/97         11,275           10,057           1,218
4/30/96          4,299            3,691             608


                   GROWTH STOCK FUND

 FISCAL     TOTAL AMOUNT       AMOUNTS          NET
  YEAR     OF UNDERWRITING    REALLOWED     COMMISSION
 ENDED       COMMISSION      TO DEALERS     TO VFD/DDLP

4/30/98       $54,276          $45,298        $8,978
4/30/97        74,010           63,921        10,089
4/30/96        44,067           37,405         6,662


               TAX-EFFICIENT EQUITY FUND

   FISCAL     TOTAL AMOUNT      AMOUNTS         NET
    YEAR     OF UNDERWRITING   REALLOWED     COMMISSION
   ENDED       COMMISSION      TO DEALERS     TO DDLP

 4/30/98(1)     $212,088        $175,433       $36,655

(1) Date of initial public offering was June 27, 1997.

    VFD or DDLP, as applicable, received Limited CDSC payments with respect to Class A Shares of each Fund as follows:


                  Limited CDSC Payments

                                                   Tax-Efficient
 Fiscal      Aggressive Growth     Growth Stock        Equity
Year Ended     Fund A Class        Fund A Class     Fund A Class(1)

4/30/98           $-0-                $1,926             $-0-
4/30/97            -0-                    -0-             N/A
4/30/96            -0-                    -0-             N/A

(1) Date of initial public offering was June 27, 1997.

    VFD or DDLP, as applicable, received CDSC payments with respect to Class B Shares of each Fund as follows:


                           CDSC Payments

                                                       Tax-Efficient
  Fiscal      Aggressive Growth     Growth Stock           Equity
Year Ended     Fund B Class(1)     Fund B Class (2)     Fund A Class(3)

 4/30/98          $8,533              $8,324                $310
 4/30/97             508                 414                 N/A
 4/30/96              -0-                 -0-                N/A


(1) Date of initial public offering was April 16, 1996.
(2) Date of initial public offering was September 8, 1995.

 (3) Date of initial public offering was June 27, 1997.

    VFD or DDLP, as applicable, received CDSC payments with respect to Class C Shares of each Fund as follows:



                             CDSC Payments


                                                         Tax-Efficient
  Fiscal       Aggressive Growth      Growth Stock           Equity
 Year Ended     Fund C Class(1)     Fund C Class (2)     Fund C Class(3)

 4/30/98           $1,220                $55                  $19
 4/30/97              $-0-               $-0-                 N/A
 4/30/96              130                 -0-                 N/A


(1) Date of initial public offering was May 20, 1994.
(2) Date of initial public offering was October 21, 1995.

 (3) Date of initial public offering was June 27, 1997.



Effective as of May 1, 1997, all such payments described above have been paid to the Distributor.


The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for each Fund and for the other mutual funds in the Delaware Investments family. The Transfer Agent is paid a fee by each Fund for providing these services consisting of an annual per account charge of $5.50 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Directors, including a majority of the unaffiliated directors. The Transfer Agent also provides accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including each Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.


Norwest Bank Minnesota, N.A. ("Norwest"), Sixth Street & Marquette Avenue, Minneapolis, Minnesota 55402 is custodian of Aggressive Growth and Growth Stock Funds' securities and cash. The Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245, is custodian of Tax-Efficient Equity Fund's securities and cash. As custodian for a Fund, Norwest or, as relevant, Chase maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

CAPITALIZATION
Mutual Funds III, Inc. has a present authorized capitalization of 10 trillion shares of capital stock with a $.01 par value per share.

     The Board of Directors has allocated the following number of shares to each Fund and their respective classes:

         Aggressive Growth Fund               10 billion
              A Class                          1 billion
              B Class                          1 billion
              C Class                          1 billion
              Institutional Class              1 billion

         Growth Stock Fund                    10 billion
              A Class                          1 billion
              B Class                          1 billion
              C Class                          1 billion
              Institutional Class              1 billion

         Tax-Efficient Equity Fund            10 billion
              A Class                          1 billion
              B Class                          1 billion
              C Class                          1 billion
              Institutional Class              1 billion

While shares of Mutual Funds III, Inc. have equal voting rights on matters affecting the Funds, each Fund would vote separately on any matter which it is directly affected by, such as any change in its fundamental investment policies and as otherwise prescribed by the 1940 Act. Shares of each Fund have a priority in that Fund's assets, and in gains on and income from the portfolio of that Fund.

All shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable and, except as described above, have equal voting rights.

Shares of each Class of a Fund represent a proportionate interest in the assets of such Fund, and have the same voting and other rights and preferences as the other classes of that Fund, except that shares of a Fund's Institutional Class may not vote on any matter affecting the Fund Classes' Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares of a Fund may vote only on matters affecting the 12b-1 Plan that relates to the Class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by a Fund under the 12b-1 Plan relating to its Class A Shares. General expenses of a Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the 12b-1 Plans of each Fund's Class A, Class B and Class C Shares will be allocated solely to those classes.

Beginning June 9, 1997, the names of Voyageur Aggressive Growth Fund changed to Aggressive Growth Fund series, Voyageur Growth Stock Fund changed to Growth Stock Fund series and Voyageur Tax-Efficient Equity Fund changed to Tax-Efficient Equity Fund series. Beginning August 29, 1997, each Fund began offering Institutional Class shares.

NONCUMULATIVE VOTING
MUTUAL FUNDS III, INC.'S SHARES HAVE NONCUMULATIVE VOTING RIGHTS WHICH MEANS THAT THE HOLDERS OF MORE THAN 50% OF THE SHARES OF MUTUAL FUNDS III, INC. VOTING FOR THE ELECTION OF DIRECTORS CAN ELECT ALL THE DIRECTORS IF THEY CHOOSE TO DO SO, AND, IN SUCH EVENT, THE HOLDERS OF THE REMAINING SHARES WILL NOT BE ABLE TO ELECT ANY DIRECTORS.

This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.


APPENDIX A -- RATINGS


EARNINGS AND DIVIDEND RANKINGS FOR COMMON STOCKS
Standard & Poor's Ratings Group. The investment process involves assessment of various factors -- such as product and industry position, corporate resources and financial policy -- with results that make some common stocks more highly esteemed than others. In this assessment, Standard & Poor's believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. The rankings, however, do not pretend to reflect all of the factors, tangible or intangible, that bear on stock quality.


Relative quality of bonds or other debt, that is, degrees of protection for principal and interest, called creditworthiness, cannot be applied to common stocks, and therefore rankings are not to be confused with bond quality ratings which are arrived at by a necessarily different approach.

Growth and stability of earnings and dividends are deemed key elements in establishing Standard & Poor's earnings and dividend rankings for common stocks, which are designed to capsulize the nature of this record in a single symbol. It should be noted, however, that the process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings.

The point of departure in arriving at these rankings is a computerized scoring system based on per-share earnings and dividend records of the most recent ten years -- a period deemed long enough to measure significant time segments of secular growth, to capture indications of basic change in trend as they develop, and to encompass the full peak-to-peak range of the business cycle. Basic scores are computed for earnings and dividends, then adjusted as indicated by a set of predetermined modifiers for growth, stability within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final score.

Further, the ranking system makes allowance for the fact that, in general, corporate size imparts certain recognized advantages from an investment standpoint. Conversely, minimum size limits (in terms of corporate sales volume) are set for the various rankings, but the system provides for making exceptions where the score reflects an outstanding earnings-dividend record.

The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

   A+ Highest           B+ Average          C Lowest
   A  High              B  Below Average    D In Reorganization
   A- Above Average     B- Lower

NR signifies no ranking because of insufficient data or because the stock is not amenable to the ranking process.

The positions as determined above may be modified in some instances by special considerations, such as natural disasters, massive strikes, and non-recurring accounting adjustments.

A ranking is not a forecast of future market price performance, but is basically an appraisal of past performance of earnings and dividends, and relative current standing. These rankings must not be used as market recommendations; a high-score stock may at times be so overpriced as to justify its sale, while a low-score stock may be attractively priced for purchase. Rankings based upon earnings and dividend records are no substitute for complete analysis. They cannot take into account potential effects of management changes, internal company policies not yet fully reflected in the earnings and dividend record, public relations standing, recent competitive shifts, and a host of other factors that may be relevant to investment status and decision.


COMMERCIAL PAPER RATINGS
Standard & Poor's Ratings Group. Commercial paper ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with designation 1, 2, and 3 to indicate the relative degree of safety. The "A-1" designation indicates that the degree of safety regarding timely payment is very strong.

Moody's Investors Service, Inc. Moody's commercial paper ratings are opinions of the ability of the issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime-1 Superior capacity for repayment of short-term promissory obligations.
Prime-2 Strong capacity for repayment of short-term promissory obligations.
Prime-3 Acceptable capacity for repayment of short-term promissory obligations.


CORPORATE BOND RATINGS
Standard & Poor's Ratings Group. Its ratings for corporate bonds have the following definitions:


Investment grade:
Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade:
Debt rated "BB," "B," "CCC" and "CC" and "C" is regarded, as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as "Investment Grade" ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Moody's Investors Service, Inc. Its ratings for corporate bonds include the following:

Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

Bonds which are rated "A" possess many favorable attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


PREFERRED STOCK RATING
Standard & Poor's Ratings Group. Its ratings for preferred stock have the following definitions:


An issue rated "AAA" has the highest rating that may be assigned by Standard& Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

A preferred stock issue rated "AA" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

Preferred stock rate "BB," "B," and "CCC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

A preferred stock rated "C" is a non-paying issue.

A preferred stock rated "D" is a non-paying issue with the issuer in default on debt instruments.

"NR" indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Moody's Investors Service, Inc. Its ratings for preferred stock include the following:

An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

An issue which is rated "baa" is considered to be medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

An issue rated "c" is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



APPENDIX B--STOCK INDEX FUTURES CONTRACTS AND RELATED OPTIONS

STOCK INDEX FUTURES CONTRACTS

To the extent described in the Prospectus and Statement of Additional Information, each Fund may purchase and sell stock index futures contracts, options thereon and options on stock indexes. Stock index futures contracts are commodity contracts listed on commodity exchanges. They presently include contracts on the Standard & Poor's 500 Stock Index (the "S&P 500 Index") and such other broad stock market indexes as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Index, as well as narrower "sub-indexes" such as the S&P 100 Energy Stock Index and the New York Stock Exchange Utilities Stock Index. A stock index assigns relative values to common stocks included in the index and the index fluctuates with the value of the common stocks so included. A futures contract is a legal agreement between a buyer or seller and the clearing house of a futures exchange in which the parties agree to make a cash settlement on a specified future date in an amount determined by the stock index on the last trading day of the contract. The amount is a specified dollar amount (usually $100 or $500) times the difference between the index value on the last trading day and the value on the day the contract was struck.

For example, the S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of S&P 500 Index futures contracts, the specified multiple is $500. Thus, if the value of the S&P 500 Index were 150, the value of one contract would be $75,000 (150 x $500). Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract with the settlement amount being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example (excluding any transaction costs), if a Fund enters into one futures contract to buy the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 154 on that future date, the Fund will gain $500 x (154-150) or $2,000. If a Fund enters into one futures contract to sell the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 152 on that future date, the Fund will lose $500 x (152-
150) or $1,000.

Unlike the purchase or sale of an equity security, no price would be paid or received by a Fund upon entering into stock index futures contracts. Upon entering into a contract, a Fund would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash or U.S. Treasury bills equal to a portion of the contract value. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve borrowing funds by the Fund to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied.

Subsequent payments, called "variation margin," to and from the broker would be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the contract more or less valuable, a process known as "marking to the market." For example, when a Fund enters into a contract in which it benefits from a rise in the value of an index and the price of the underlying stock index has risen, such Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, if the price of the underlying stock index declines, such Fund would be required to make a variation margin payment to the broker equal to the decline in value.

Each Fund intends to use stock index futures contracts and related options for hedging and not for speculation. Hedging permits a Fund to gain rapid exposure to or protect itself from changes in the market. For example, a Fund may find itself with a high cash position at the beginning of a market rally. Conventional procedures of purchasing a number of individual issues entail the lapse of time and the possibility of missing a significant market movement. By using futures contracts, the Fund can obtain immediate exposure to the market and benefit from the beginning stages of a rally. The buying program can then proceed, and once it is completed (or as it proceeds), the contracts can be closed. Conversely, in the early stages of a market decline, market exposure can be promptly offset by entering into stock index futures contracts to sell units of an index and individual stocks can be sold over a longer period under cover of the resulting short contract position.

Each Fund may enter into contracts with respect to any stock index or sub-index. To hedge a Fund's portfolio successfully, however, such Fund must enter into contracts with respect to indexes or sub-indexes whose movements will have a significant correlation with movements in the prices of such Fund's portfolio securities.

Options on Stock Index Futures Contracts. To the extent described in the Prospectus and Statement of Additional Information each Fund may purchase and sell put and call options on stock index futures contracts which are traded on a recognized exchange or board of trade as a hedge against changes in the market, and will enter into closing transactions with respect to such options to terminate existing positions. An option on a stock index futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract at a specified exercise price at any time prior to the expiration date of the option. A call option gives the purchaser of such option the right to buy, and it obliges its writer to sell, a specified underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. A purchaser of a put option has the right to sell, and the writer has the obligation to buy, such contract at the exercise price during the option period. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's future margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the stock index futures contract on the expiration date. Each Fund will pay a premium for purchasing options on stock index futures contracts. Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a Fund. In connection with the writing of options on stock index futures contracts, a Fund will make initial margin deposits and make or receive maintenance margin payments that reflect changes in the market value of such options. Premiums received from the writing of an option are included in initial margin deposits.

Purchase of Put Options on Futures Contracts. Each Fund will purchase put options on futures contracts if the Fund's investment adviser or sub-adviser anticipates a market decline. A put option on a stock index futures contract becomes more valuable as the market declines. By purchasing put options on stock index futures contracts at a time when a Fund's investment adviser or sub-adviser expects the market to decline, such Fund will seek to realize a profit to offset the loss in value of its portfolio securities.

Purchase of Call Options on Futures Contracts. A Fund will purchase call options on stock index futures contracts if the Fund's investment adviser anticipates a market rally. The purchase of a call option on a stock index futures contract represents a means of obtaining temporary exposure to market appreciation at limited risk. A call option on such a contract becomes more valuable as the market appreciates. A Fund will purchase a call option on a stock index futures contract to hedge against a market advance when the Fund is holding cash. A Fund can take advantage of the anticipated rise in the value of equity securities without actually buying them until the market is stabilized. At that time, the options can be liquidated and the Fund's cash can be used to buy portfolio securities.

Writing Call Options on Futures Contracts. A Fund will write call options on stock index futures contracts if the Fund's investment adviser anticipates a market decline. As the market declines, a call option on such a contract becomes less valuable. If the futures contract price at expiration of the option is below the exercise price, the option will not be exercised and the Fund will retain the full amount of the option premium. Such amount provides a partial hedge against any decline that may have occurred in the Fund's portfolio securities.

Writing Put Options on Futures Contracts. A Fund will write put options on stock index futures contracts if the Fund's investment adviser anticipates a market rally. As the market appreciates, a put option on a stock index futures contract becomes less valuable. If the futures contract price at expiration of the option has risen due to market appreciation and is above the exercise price, the option will not be exercised and the Fund will retain the full amount of the option premium. Such amount can then be used by a Fund to buy portfolio securities when the market has stabilized.

Risks Relating to Options on Stock Index Futures Contracts. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when a purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not result in a loss, such as when there is no movement in the underlying index.

The writing of a put or call option on a futures contract involves risks similar to those relating to transactions in futures contracts as described in the Prospectus and Statement of Additional Information. By writing a call option, a Fund, in exchange for the receipt of a premium, becomes obligated to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, but the Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures contracts may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Finally, a Fund's purchase or sale of put or call options on stock index futures contracts will be based upon predictions as to anticipated market trends by the Fund's investment adviser or sub-adviser, which could prove to be inaccurate. Even if the expectations of the Fund's investment adviser or sub-adviser are correct, there may be an imperfect correlation between the change in the value of the options and of the Fund's portfolio securities.


FINANCIAL STATEMENTS


Ernst & Young LLP serves as the independent auditors for Voyageur Mutual Funds III, Inc. - Tax-Efficient Equity Fund and, in its capacity as such, audits the annual financial statements of the Fund. Beginning May 1, 1997, Ernst & Young LLP began serving in such capacity for Voyageur Mutual Funds III, Inc. - Aggressive Growth Fund and Growth Stock Fund. KPMG Peat Marwick LLP previously served as the independent auditors for the Aggressive Growth Fund and Growth Stock Fund and, in its capacity as such, audited the annual financial statements of these Funds.

Each Fund's Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the reports of Ernst & Young LLP, independent auditors, for the fiscal year ended April 30, 1998 are included in Voyageur Mutual Funds III, Inc.'s Annual Reports to shareholders. The financial statements and financial highlights, the notes relating thereto and the reports of Ernst & Young LLP listed above are incorporated by reference from the Annual Reports into this Part B. The Aggressive Growth Fund's and Growth Stock Fund's Statements of Changes in Net Assets for the year ended April 30, 1997, and the Financial Highlights for the periods presented through April 30, 1997, were audited by KPMG Peat Marwick LLP whose report, dated June 13, 1997, expressed an unqualified opinion on those statements and financial highlights.

Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, shareholders of the Fund Classes should contact their financial adviser or call Delaware Investments at 800-523-1918, and shareholders of the Institutional Class should contact Delaware Investments at 800-828-5052.




INVESTMENT MANAGER

Delaware Management Company

One Commerce Square
Philadelphia, PA  19103

SUB-ADVISER
Growth Stock Fund:
Voyageur Asset Management LLP
90 South Seventh Street, Suite 4400
Minneapolis, MN 55402

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103

CUSTODIANS
Tax-Efficient Equity Fund:
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

Aggressive Growth Fund
Growth Stock Fund:
Norwest Bank Minnesota, N.A.
Sixth Street & Marquette Avenue
Minneapolis, MN 55402

AGGRESSIVE GROWTH FUND
GROWTH STOCK FUND
TAX-EFFICIENT EQUITY FUND

A CLASSES

B CLASSES

C CLASSES

INSTITUTIONAL CLASSES


CLASSES OF VOYAGEUR
MUTUAL FUNDS III, INC.


PART B

STATEMENT OF
ADDITIONAL INFORMATION


JUNE 29, 1998


[LOGO OMITTED: DELAWARE INVESTMENTS]



                          PART C
                    Other Information

Item 24. Financial Statements and Exhibits

         (a) Financial Statements:
             Part A - Financial Highlights
            *Part B - Statement of Net Assets
                      Statement of Operations
                      Statement of Changes in Net Assets
                      Financial Highlights
                      Notes to Financial Statements
                       Accountant's Report

     * The financial statements and Accountant's Report listed above relating to Aggressive Growth Fund, Growth Stock Fund and Tax-Efficient Equity Fund are incorporated into this filing by reference into the Funds' Part B from the Registrant's Annual Reports for the fiscal year ended April 30, 1998.

         (b) Exhibits:
             (1) Articles of Incorporation.
                (a) Amended and Restated Articles of Incorporation
                    (November 22, 1993) incorporated into this filing
                    by reference to Post-Effective Amendment No. 25
                    filed  September 1, 1995.
                (b) Certification of Designation (April 28, 1994)
                    incorporated into this filing by reference to Post-Effective Amendment No. 25 filed September 1, 1995.
                (c) Certification of Designation (August 24, 1995)
                    incorporated into this filing by reference to Post-Effective Amendment No. 25 filed September 1, 1995.
                (d) Certification of Designation (August 25, 1995)
                    incorporated into this filing by reference to Post-Effective Amendment No. 25 filed September 1, 1995.
                (e) Articles of Correction (July 27, 1994) incorporated
                    into this filing by reference to Post-Effective Amendment No. 25 filed September 1, 1995.
                (f) Certification of Designation (January 23, 1997)
                    incorporated into this filing by reference to Post-Effective Amendment No. 29 filed February 18, 1997.
                (g) Certificate of Designation (June 30, 1997) attached
                    as Exhibit.
            (2) By-Laws. By-Laws, as amended, (October 30, 1996)
                incorporated into this filing by reference to Post-Effective Amendment No. 29 filed February 18, 1997.
            (3) Voting Trust Agreement.  Inapplicable.
            (4) Copies of All Instruments Defining the Rights of Holders.
                (a) Articles of Incorporation and Articles Supplementary.
                    (i)   Article 7 and Article 8(d) of Amended and
                          Restated Articles of Incorporation
                          (November 22, 1993) incorporated into this
                          filing by reference to Post-Effective
                          Amendment No. 25 filed September 1, 1995.
                    (ii) Certificate of Designation (April 28, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed
                          September 1, 1995.
                    (iii) Certificate of Designation (August 24, 1995)
                          incorporated into this filing by reference
                          to Post-Effective Amendment No. 25 filed
                          September 1, 1995.
                    (iv) Certificate of Designation (August 25, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed
                          September 1, 1995.
                    (v) Certificate of Designation (January 23, 1997) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed
                          February 18, 1997.
                    (v) Certificate of Designation (June 30, 1997) included as Exhibit 24(b)(1)(g).
                (b) By-Laws.
                    (i)   Article Second, Article Fifth, Article Sixth
                          and Article Twelfth incorporated into this
                          filing by reference to Post-Effective
                          Amendment No. 29 filed February 18, 1997.
            (5) Investment Management Agreement.
                (a) Executed Investment Management Agreement
                   (April 30, 1997) between Delaware Management
                    Company, Inc. and the Registrant on behalf
                    of Aggressive Growth Fund and Growth Stock Fund incorporated into this filing by reference to Post-Effective Amendment No. 30 filed
                    June 27, 1997.
                (b) Executed Investment Management Agreement
                    (June 26, 1997) between Delaware Management
                    Company, Inc. and the Registrant on behalf of Tax-Efficient Equity Fund incorporated into this filing by reference to Post-Effective
                    Amendment No. 30 filed June 27, 1997.
                (c) Executed Investment Sub-Advisory Agreement
                    (April 30, 1997) between Delaware Management Company, Inc. and Voyageur Asset Management LLC on behalf of Growth Stock Fund incorporated into this filing
                    by reference to Post-Effective Amendment No. 30
                    filed June 27, 1997.
            (6) (a) Distribution Agreements.
                    (i)   Executed Distribution Agreement
                          (April 30, 1997) between Delaware Distributors, L.P. and the Registrant on behalf of
                          Aggressive Growth Fund and Growth Stock Fund
                          incorporated into this filing by reference
                          to Post-Effective Amendment No. 30 filed
                          June 27, 1997.
                    (ii)  Executed Distribution Agreement
                          (June 26, 1997) between Delaware Distributors, L.P. and the Registrant on behalf of Tax-Efficient Equity Fund incorporated into this filing by reference to Post-Effective
                          Amendment No. 30 filed June 27, 1997.
                (b) Administration and Service Agreement   Form of
                    Administration and Service Agreement (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment
                    No. 30 filed June 27, 1997.
                (c) Dealer's Agreement.  Dealer's Agreement, as amended,
                    (November 1995) (Module) incorporated into this
                    filing by reference to Post-Effective Amendment
                    No. 30 filed June 27, 1997.
                (d) Mutual Fund Agreement for the Delaware Group of
                    Funds, as amended, (November 1995) (Module)
                    incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27,
                    1997.
            (7) Bonus, Profit Sharing, Pension Contracts.
                (a) Amended and Restated Profit Sharing Plan (November 17,
                    1994) attached as Exhibit.
                (b) Amendment to Profit Sharing Plan (December 21, 1995)
                    attached as Exhibit.
            (8) Custodian Agreement.
                (a) Custodian Contract with Norwest Bank Minnesota N.A.
                    and the Registrant on behalf of Aggressive Growth
                    Fund and   Growth Stock Fund (May 16, 1994)
                    incorporated into this filing by reference to Post-Effective Amendment No. 25 filed September 1, 1995.
                (b) Custodian Agreement between The Chase Manhattan
                    Bank and the Registrant on behalf of Tax-Efficient Equity Fund (1997) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.
                    (i) Letter of notice (June 26, 1997) to add Tax-Efficient Equity Fund to Custodian Agreement between The Chase Manhattan Bank and the Registrant attached as Exhibit.
            (9)     Other Material Contracts.
                (a) Executed Shareholder Services Agreement
                    (April 30, 1997) between Delaware Service Company, Inc. and the Registrant on behalf of the Aggressive Growth Fund, Growth Stock Fund and Tax-Efficient Equity Fund incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.
                (b) Executed Fund Accounting Agreement (April 30, 1997)
                    between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.
                    (i) Executed Amendment No. 8 (December 18, 1997) to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.
                    (ii) Executed Amendment No. 9 (March 31, 1998) to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.
            (10) Opinion of Counsel. Attached as Exhibit.
            (11) Consent of Auditors.  Attached as Exhibit.
            (12) Inapplicable.
            (13) Letter of Investment Intent. Incorporated into this
                 filing by reference to Pre-Effective Amendment No. 1.
            (14) Inapplicable.
         ***(15) Plans under Rule 12b-1.
                (a) Plan under Rule 12b-1 for Class A (April 30, 1997)
                    on behalf of Aggressive Growth Fund and Growth
                    Stock Fund incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.
                (b) Plan under Rule 12b-1 for Class B (April 30, 1997)
                    on behalf of Aggressive Growth Fund and Growth
                    Stock Fund incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.
                (c) Plan under Rule 12b-1 for Class C (April 30, 1997)
                    on behalf of Aggressive Growth Fund and Growth
                    Stock Fund attached incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.
                (d) Plan under Rule 12b-1 for Class A (June 26, 1997)
                    on behalf of Tax-Efficient Equity Fund incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.
                (e) Plan under Rule 12b-1 for Class B (June 26, 1997)
                    on behalf of Tax-Efficient Equity Fund incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.
                (f) Plan under Rule 12b-1 for Class C (June 26, 1997)
                    on behalf of Tax-Efficient Equity Fund incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.
            (16)    Schedules of Computation for each Performance
                    Quotation
                (a) Schedules of Computation of Fund Performance for
                    Aggressive Growth Fund and Growth Stock Fund incorporated into this filing by reference to Post-Effective Amendment No. 31 filed
                    August 27, 1997 and Post-Effective Amendment
                    No. 32 filed December 29 , 1997.
            (17) Financial Data Schedules.  Attached as Exhibit.
            (18) Plan under Rule 18f-3.
                (a) Plan under Rule 18f-3 (April 30, 1997) incorporated
                    into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.
            (19) Other: Directors' Power of Attorney.  Attached as
                 Exhibit.

*** Relates to Class A, Class B and Class C Shares of Aggressive Growth Fund, Growth Stock Fund and Tax-Efficient Equity Fund only.

Item 25. Persons Controlled by or under Common Control with
         Registrant. None.

Item 26. Number of Holders of Securities.
         (1)                                    (2)
                                                Number of
         Title of Class                         Record Holders
         ---------------                        ---------------
         Voyageur Mutual Funds III, Inc's
         Growth Stock Fund:

         Growth Stock Fund A Class
         Common Stock Par Value                 2,426 Accounts
         $.01 Per Share                         as of May 31, 1998

         Growth Stock Fund B Class
         Common Stock Par Value                 280 Accounts
         $.01 Per Share                         as of May 31, 1998

         Growth Stock Fund C Class
         Common Stock Par Value                 105 Accounts
         $.01 Per Share                         as of May 31, 1998

         Growth Stock Fund Institutional Class
         Common Stock Par Value                 3 Accounts
         $.01 Per Share                         as of May 31, 1998

         Voyageur Mutual Funds III, Inc.'s
         Aggressive Growth Fund:

         Aggressive Growth Fund A Class
         Common Stock Par Value                 3,980 Accounts
         $.01 Per Share                         as of May 31, 1998

         Aggressive Growth Fund B Class
         Common Stock Par Value                 2,929 Accounts
         $.01 Per Share                         as of May 31, 1998

         Aggressive Growth Fund C Class
         Common Stock Par Value                 646 Accounts
         $.01 Per Share                         as of May 31, 1998

         Aggressive Growth Fund Institutional Class
         Common Stock Par Value                 11 Account
         $.01 Per Share                         as of May 31, 1998

         Voyageur Mutual Funds III, Inc.'s
         Tax-Efficient Equity Fund:

         Tax-Efficient Equity Fund A Class
         Common Stock Par Value                 662 Accounts
         $.01 Per Share                         as of May 31, 1998


         Tax-Efficient Equity Fund B Class
         Common Stock Par Value                 428 Accounts
         $.01 Per Share                         as of May 31, 1998

         Tax-Efficient Equity Fund C Class
         Common Stock Par Value                 140 Accounts
         $.01 Per Share                         as of May 31, 1998

         Tax-Efficient Equity Fund Institutional Class
         Common Stock Par Value                 1 Account
         $.01 Per Share                         as of May 31, 1998

Item 27. Indemnification.
         Incorporated into this filing by reference to Post-Effective Amendment No. 29 filed February 18, 1997.


Item 28. Business and Other Connections of Investment Adviser.

        (a) Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Foundation Funds, Delaware
            Group Dividend and Income Fund, Inc., Delaware Group
            Global Dividend and Income Fund, Inc., Voyageur Tax-Free Funds, Inc., Voyageur Intermediate Tax-Free Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Funds, Inc.,
            Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II,
            Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.)
            In addition, certain directors of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family and certain officers are also officers of these other funds. A company owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 29 below) and another such company acts as the shareholder servicing, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

Name and Principal    Positions and Offices with the Manager and
Business Address*     its Affiliates and Other Positions and
                      Offices Held

Wayne A. Stork        Chairman of the Board, President, Chief Executive
                      Officer and Chief Investment Officer of Delaware
                      Management Company (a series of Delaware Management
                      Business Trust); Chairman of the Board, President,
                      Chief Executive Officer, Chief Investment Officer and Director/Trustee of Delaware Management
                      Company, Inc. and Delaware Management Business
                      Trust; Chairman of the Board, President, Chief
                      Executive Officer and Director of DMH Corp.,
                      Delaware Distributors, Inc. and Founders Holdings,
                      Inc.; Chairman, Chief Executive Officer and
                      Chief Investment Officer of Dealware Investment
                      Advisers (a series of Delaware Management
                      Business Trust); Chairman, Chief Executive Officer and Director of Delaware International Holdings
                      Ltd. and Delaware International Advisers Ltd.;
                      Chairman of the Board and Director of the Registrant, each of the other funds in the Delaware Investments family, Delaware Management
                      Holdings, Inc., and Delaware Capital Management,
                      Inc.; Chairman of Delaware Distributors, L.P.;
                      President and Chief Executive Officer of Delvoy,
                      Inc.; and Director and/or Trustee of Delaware
                      Service Company, Inc. and Delaware Investment
                      & Retirement Services, Inc.

Richard G. Unruh, Jr. Executive Vice President of the Registrant, each of the other funds in the Delaware Investments family, Delaware Management Holdings, Inc., Delaware Capital Management, Inc. and Delaware Management Company (a series of Delaware Management Business Trust); Executive Vice President and Director/Trustee of Delaware Management Company, Inc. and Delaware Management Business Trust; President of Delaware Investment Advisers (a series of Delaware Management Business Trust); and Director of Delaware International Advisers Ltd.

                      Board of Directors, Chairman of Finance
                      Committee, Keystone Insurance Company
                      since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom Drive, Reston, VA

Paul E. Suckow        Executive Vice President/Chief Investment Officer,
                      Fixed Income of Delaware Management Company,
                      Inc., Delaware Management Company (a series of
                      Delaware Management Business Trust), Delaware
                      Investment Advisers (a series of Delaware
                      Management Business Trust), the Registrant, each of the other funds in the Delaware Investments family and Delaware Management Holdings, Inc.;
                      Executive Vice President and Director of
                      Founders Holdings, Inc.; Executive Vice President of Delaware Capital Management, Inc. and Delaware
                      Management Business Trust; and Director of
                      Founders CBO Corporation.

                      Director, HYPPCO Finance Company Ltd.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

David K. Downes       Executive Vice President, Chief Operating Officer
                      and Chief Financial Officer of the Registrant and each of the other funds in the Delaware
                      Investments family, Delaware Management Holdings,
                      Inc., Founders CBO Corporation, Delaware Capital
                      Management, Inc., Delaware Management Company
                      (a series of Delaware Management Business
                      Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and
                      Delaware Distributors, L.P.;  Executive Vice
                      President, Chief Operating Officer, Chief
                      Financial Officer and Director of Delaware
                      Management Company, Inc., DMH Corp, Delaware
                      Distributors, Inc., Founders Holdings, Inc.
                      and Delvoy, Inc.; Executive Vice President,
                      Chief Financial Officer, Chief Administrative
                      Officer and Trustee of Delaware Management
                      Business Trust; President, Chief Executive
                      Officer, Chief Financial Officer and Director of Delaware Service Company, Inc.; President,
                      Chief Operating Officer, Chief Financial
                      Officer and Director of Delaware International
                      Holdings Ltd.; Chairman, Chief Executive Officer and Director of Delaware Investment & Retirement
                      Services, Inc.; Chairman and Director of
                      Delaware Management Trust Company; Director of
                      Delaware International Advisers Ltd.; and Vice
                      President of Lincoln Funds Corporation

                      Chief Executive Officer and Director of
                      Forewarn, Inc. since 1993, 8 Clayton Place,
                      Newtown Square, PA

George M.
Chamberlain, Jr.      Senior Vice President, Secretary and General
                      Counsel of the Registrant, each of the other funds in the Delaware Investments family, Delaware Distributors, L.P., Delaware Management
                      Company (a series of Delaware Management Business
                      Trust), Delaware Investment Advisers (a series of
                      Delaware Management Business Trust) and Delaware
                      Management Holdings, Inc.; Senior Vice President,
                      General Counsel, Secretary and Director/Trustee of
                      Delaware Management Company, Inc., DMH Corp.,
                      Delaware Distributors, Inc., Delaware Service
                      Company, Inc., Founders Holdings, Inc., Delaware
                      Capital Management, Inc., Delaware Investment &
                      Retirement Services, Inc., Delvoy, Inc. and
                      Delaware Management Business Trust; Senior Vice
                      President and Director of Delaware International
                      Holdings Ltd.; Executive Vice President, Secretary,
                      General Counsel and Director of Delaware Management
                      Trust Company; Director of Delaware International
                      Advisers Ltd.; Secretary of Lincoln Funds Corporation

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.


Name and Principal    Positions and Offices with the Manager and its
Business Address *    Affiliates and Other Positions and Offices Held

Richard J. Flannery   Senior Vice President/Corporate and International
                      Affairs of the Registrant, each of the other funds in the Delaware Investments family, Delaware
                      Management Holdings, Inc., DMH Corp., Delaware
                      Management Company, Inc., Delaware Distributors,
                      Inc., Delaware Distributors, L.P., Delaware
                      Management Trust Company, Delaware Capital Management,
                      Inc., Delaware Service Company, Inc., Delaware
                      Management Company (a series of Delaware Management
                      Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and
                      Delaware Investment & Retirement Services, Inc.;
                      Executive Vice President/Corporate & International
                      Affairs and Director of Delaware International Holdings
                      Ltd.;  Senior Vice President/Corporate and International
                      Affairs and Director of Founders Holdings, Inc. and
                      Delvoy, Inc.;  Senior Vice President of Founders CBO
                      Corporation; and Director of Delaware International
                      Advisers Ltd.

                      Director, HYPPCO Finance Company Ltd.

                      Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA

Michael P. Bishof     Senior Vice President/Investment Accounting of
                      Delaware Management Company, Inc., Delaware Management
                      Company (a series of Delaware Management Business Trust) and Delaware Service Company, Inc.; Senior Vice President and Treasurer of the Registrant, each of the other funds in the Delaware Investments family and Founders Holdings, Inc.; Senior Vice President and Treasurer/ Manager,
                      Investment Accounting of Delaware Distributors, L.P. and
                      Delaware Investment Advisers (a series of Delaware
                      Management Business Trust); Assistant Treasurer of
                      Founders CBO Corporation; and Senior Vice President and
                      Manager of Investment Accounting of Delaware
                      International Holdings Ltd.

Joseph H. Hastings    Senior Vice President/Corporate Controller and
                      Treasurer of Delaware Management Holdings, Inc., DMH
                      Corp., Delaware Management Company, Inc., Delaware
                      Distributors, Inc., Delaware Capital Management, Inc.,
                      Delaware Distributors, L.P., Delaware Service Company,
                      Inc., Delaware International Holdings Ltd., Delaware
                      Management Company (a series of Delaware Management
                      Business Trust), Delvoy, Inc. and Delaware Management
                      Business Trust; Senior Vice President/Corporate
                      Controller of the Registrant, each of the other funds in the Delaware Investments family and Founders
                      Holdings, Inc.; Executive Vice President, Chief
                      Financial Officer and Treasurer of Delaware
                      Management Trust Company; Chief Financial Officer and Treasurer of Delaware Investment & Retirement
                      Services, Inc.; Senior Vice President/Assistant
                      Treasurer of Founders CBO Corporation; and Treasurer of Lincoln Funds Corporation.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.


Name and Principal    Positions and Offices with the Manager and its
Business Address *    Affiliates and Other Positions and Offices Held

Michael T. Taggart    Senior Vice President/Facilities Management and
                      Administrative Services of Delaware Management Company,
                      Inc. and Delaware Management Company (a series of
                      Delaware Management Business Trust)

Douglas L. Anderson   Senior Vice President/Operations of Delaware
                      Management Company, Inc.,  Delaware Management
                      Company (a series of Delaware Management Business
                      Trust), Delaware Investment and Retirement
                      Services, Inc. and Delaware Service Company, Inc.;
                      Senior Vice President/Operations and Director of
                      Delaware Management Trust Company

James L. Shields      Senior Vice President/Chief Information Officer of
                      Delaware Management Company, Inc., Delaware Management
                      Company (a series of Delaware Management Business
                      Trust), Delaware Service Company, Inc. and Delaware
                      Investment & Retirement Services, Inc.

Eric E. Miller        Vice President, Assistant Secretary and Deputy
                      General Counsel of the Registrant and each of the other funds in the Delaware Investments family, Delaware Management Company, Inc., Delaware
                      Management Company (a series of Delaware Management
                      Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust),
                      Delaware Management Holdings, Inc., DMH Corp.,
                      Delaware Distributors, L.P., Delaware Distributors
                      Inc., Delaware Service Company, Inc., Delaware
                      Management Trust Company, Founders Holdings, Inc.,
                      Delaware Capital Management, Inc. and Delaware
                      Investment & Retirement Services, Inc.; Assistant
                      Secretary of Delaware Management Business Trust; and
                      Vice President and Assistant Secretary of Delvoy, Inc.

Richelle S. Maestro   Vice President and Assistant Secretary of the
                      Registrant, each of the other funds in the Delaware
                      Investments family, Delaware Management Company,
                      Inc., Delaware Management Company (a series of
                      Delaware Management Business Trust), Delaware
                      Investment Advisers (a series of Delaware Management
                      Business Trust), Delaware Management Holdings, Inc.,
                      Delaware Distributors, L.P., Delaware Distributors,
                      Inc., Delaware Service Company, Inc., DMH Corp.,
                      Delaware Management Trust Company, Delaware Capital
                      Management, Inc., Delaware Investment & Retirement
                      Services, Inc., Founders Holdings, Inc. and Delvoy,
                      Inc.; Vice President and Secretary of Delaware
                      International Holdings Ltd.; and Secretary of
                      Founders CBO Corporation

                      Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA

Richard Salus 1       Vice President/Assistant Controller of Delaware
                      Management Company, Inc., Delaware Management Company
                      (a series of Delaware Management Business Trust) and
                      Delaware Management Trust Company

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.


Name and Principal    Positions and Offices with the Manager and its
Business Address *    Affiliates and Other Positions and Offices Held

Bruce A. Ulmer        Vice President/Director of LNC Internal Audit of
                      the Registrant, each of the other funds in the Delaware Investments family, Delaware Management
                      Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust),
                      Delaware Management Holdings, Inc., DMH Corp.,
                      Delaware Management Trust Company and Delaware
                      Investment & Retirement Services, Inc.; Vice
                      President/Director of Internal Audit of Delvoy,
                      Inc.

Joel A. Ettinger 2    Vice President/Director of Taxation of the
                      Registrant, each of the other funds in the Delaware
                      Investments family, Delaware Management Company,
                      Inc., Delaware Management Company (a series of
                      Delaware Management Business Trust) and Delaware
                      Management Holdings, Inc.

Christopher Adams     Vice President/Strategic Planning of Delaware
                      Management Company, Inc., Delaware Management Company
                      (a series of Delaware Management Business Trust) and Delaware Service Company, Inc.

Susan L. Hanson       Vice President/Strategic Planning of Delaware
                      Management Company, Inc., Delaware Management Company
                      (a series of Delaware Management Business Trust) and
                      Delaware Service Company, Inc.

Dennis J. Mara 3      Vice President/Acquisitions of Delaware Management
                      Company, Inc. and Delaware Management Company (a series of Delaware Management Business Trust)

Scott Metzger         Vice President/Business Development of Delaware
                      Management Company, Inc., Delaware Management
                      Company (a series of Delaware Management Business
                      Trust) and Delaware Service Company, Inc.

Lisa O. Brinkley      Vice President/Compliance of the Registrant,
                      Delaware Management Company, Inc., each of the other funds in the Delaware Investments family, Delaware Management Company (a series of Delaware
                      Management Business Trust), DMH Corp., Delaware
                      Distributors, L.P., Delaware Distributors, Inc.,
                      Delaware Service Company, Inc., Delaware Management
                      Trust Company, Delaware Capital Management, Inc.
                      and Delaware Investment & Retirement Services, Inc.;
                      Vice President/Compliance Officer of Delaware
                      Management Business Trust; and Vice President of
                      Delvoy, Inc.

Mary Ellen Carrozza   Vice President/Client Services of Delaware Management
                      Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust),
                      Delaware Investment Advisers (a series of Delaware
                      Management Business Trust) and the Registrant

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.


Name and Principal    Positions and Offices with the Manager and its
Business Address *    Affiliates and Other Positions and Offices Held

Gerald T. Nichols     Vice President/Senior Portfolio Manager of Delaware
                      Management Company, Inc., Delaware Management
                      Company (a series of Delaware Management Business
                      Trust), Delaware Investment Advisers (a series of
                      Delaware Management Business Trust) and 23 investment companies in the Delaware Investments family; Vice President of Founders Holdings, Inc.;
                      and Treasurer, Assistant Secretary and Director of
                      Founders CBO Corporation

Paul A. Matlack       Vice President/Senior Portfolio Manager of Delaware
                      Management Company, Inc., Delaware Management
                      Company (a series of Delaware Management Business
                      Trust), Delaware Investment Advisers (a series of
                      Delaware Management Business Trust) and 22 investment companies in the Delaware Investments family; Vice
                      President of Founders Holdings, Inc.; and President and Director of Founders CBO Corporation

Gary A. Reed          Vice President/Senior Portfolio Manager of Delaware
                      Management Company, Inc., Delaware Management Company
                      (a series of Delaware Management Business Trust),
                      Delaware Investment Advisers (a series of Delaware
                      Management Business Trust), 20 investment companies in the Delaware Investments family and Delaware
                      Capital Management, Inc.

Patrick P. Coyne      Vice President/Senior Portfolio Manager of Delaware
                      Management Company, Inc., Delaware Management Company
                      (a series of Delaware Management Business Trust),
                      Delaware Investment Advisers (a series of Delaware
                      Management Business Trust), 20 investment companies in the Delaware Investments family and Delaware
                      Capital Management, Inc.

Roger A. Early        Vice President/Senior Portfolio Manager of Delaware
                      Management Company, Inc., Delaware Management
                      Company (a series of Delaware Management Business
                      Trust), Delaware Investment Advisers (a series of
                      Delaware Management Business Trust), 20 other investment companies in the Delaware Investments family

Mitchell L. Conery 4  Vice President/Senior Portfolio Manager of Delaware
                      Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust), 20 investment companies in the Delaware Investments family and Delaware Capital Management, Inc.

George H. Burwell     Vice President/Senior Portfolio Manager of Delaware
                      Management Company, Inc., Delaware Management
                      Company (a series of Delaware Management Business
                      Trust), the Registrant and 9 other investment companies in the Delaware Investments family

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.


Name and Principal    Positions and Offices with the Manager and its
Business Address *    Affiliates and Other Positions and Offices Held

Cynthia Isom          Vice President/Portfolio Manager of Delaware
                      Management Company, Inc.,  Delaware Management
                      Company (a series of Delaware Management Business
                      Trust), 18 investment companies in the Delaware
                      Investments family

John B. Fields        Vice President/Senior Portfolio Manager of Delaware
                      Management Company, Inc., Delaware Management
                      Company (a series of Delaware Management Business
                      Trust), Delaware Investment Advisers (a series of
                      Delaware Management Business Trust), the Registrant,
                      9 other investment companies in the Delaware
                      Investments family, Delaware Capital Management,
                      Inc. and Trustee of Delaware Management Business
                      Trust

Gerald S. Frey 5      Vice President/Senior Portfolio Manager of Delaware
                      Management Company, Inc., Delaware Management
                      Company (a series of Delaware Management Business
                      Trust), Delaware Investment Advisers (a series of
                      Delaware Management Business Trust), the Registrant and 9 other investment companies in the Delaware
                      Investments family

Christopher Beck 6    Vice President/Senior Portfolio Manager of Delaware
                      Management Company, Inc., Delaware Management
                      Company (a series of Delaware Management Business
                      Trust), Delaware Investment Advisers (a series of
                      Delaware Management Business Trust), the Registrant and 9 other investment companies in the Delaware
                      Investments family

Elizabeth H. Howell 7 Vice President/Senior Portfolio Manager of Delaware
                      Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), seven investment companies in the Delaware Investments family

Andrew M.
McCullagh, Jr. 8      Vice President/Senior Portfolio Manager of Delaware
                      Management Company, Inc., Delaware Management
                      Company (a series of Delaware Management Business
                      Trust) eight investment companies in the Delaware
                      Investments family

Babak Zenouzi         Vice President/Senior Portfolio Manager of Delaware
                      Management Company, Inc., Delaware Management
                      Company (a series of Delaware Management Business
                      Trust), the Registrant and 12 other investment companies in the Delaware Investments family

Paul Grillo           Vice President/Portfolio Manager of Delaware
                      Management Company, Inc., Delaware Management
                      Company (a series of Delaware Management Business
                      Trust), Delaware Investment Advisers (a series of
                      Delaware Management Business Trust) and 20 investment companies in the Delaware Investments family

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.


Name and Principal    Positions and Offices with the Manager and its
Business Address *    Affiliates and Other Positions and Offices Held

Marshall T. Bassett   Vice President/Portfolio Manager of Delaware
                      Management Company, Inc., Delaware Management
                      Company (a series of Delaware Management Business
                      Trust), Delaware Investment Advisers (a series of
                      Delaware Management Business Trust), the Registrant and 9 other investment companies in the Delaware
                      Investments family

John Heffern          Vice President/Portfolio Manager of Delaware
                      Management Company, Inc., Delaware Management
                      Company (a series of Delaware Management Business
                      Trust), the Registrant and 9 other investment companies in the Delaware Investments family

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

1     SENIOR MANAGER, Ernst & Young LLP prior to December 1996.
2     TAX PRINCIPAL, Ernst & Young LLP prior to April 1998.
3     CORPORATE CONTROLLER, IIS prior to July 1997.
4     INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
5     SENIOR DIRECTOR, Morgan Grenfell Capital Management prior to
      June 1996.
6     SENIOR PORTFOLIO MANAGER, Pitcairn Trust Company prior to May 1997.
7     SENIOR PORTFOLIO MANAGER, Voyageur Fund Managers, Inc. prior to
      May 1997.
8 SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, Voyageur Asset Management LLC prior to May 1997.


PART C - Other Information
(Continued)

(b) Voyageur Asset Management LLC serves as sub-adviser (the "Sub-Adviser") for Growth Stock Fund. The Sub-Adviser also serves as sub-adviser to Voyageur Funds, Inc. The Sub-Adviser is an indirect wholly-owned subsidiary of Dougherty Financial Group LLC ("DFG"), which is owned 50% by Michael E. Dougherty and 50% equally by James
    A. Pohlad, Robert C. Pohlad and William M. Pohlad (the "Pohlads"). Mr. Dougherty co-founded the predecessor of DFG in 1977 and has served as DFG's Chairman of the Board and Chief Executive Officer since inception. The Sub-Adviser serves as adviser or sub-adviser to other investment companies and administers numerous private accounts and together with its affiliates managed approximately
    $8 billion in assets as of April 30, 1997. The Sub-Adviser's principal business address is 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402.

Name and Principal    Positions and Offices with the Manager and its
Business Address*     Affiliates and Other Positions and Offices Held

John G. Taft          Chairman of the Board, Director and Chief
                      Executive Officer of Voyageur Asset Management LLC

Edward J. Kohler      Director and President of Voyageur Asset
                      Management LLC

Steven B. Johansen    Director, Treasurer and Chief Financial Officer of
                      Voyageur Asset Management LLC

Thomas J. Abood       Secretary of Voyageur Asset Management LLC

*Business address of each is 90 South Seventh Street, Suite 4400,
Minneapolis, Minnesota 55402.


PART C - Other Information
(Continued)

Item 29.              Principal Underwriters.

(a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

(b) Information with respect to each director, officer or partner of principal underwriter:

Name and Principal    Positions and Offices       Positions and Offices
Business Address *    with Underwriter            with Registrant

Delaware
Distributors, Inc.    General Partner             None

Delaware
Investment Advisers   Limited Partner             None

Delaware Capital
Management, Inc.      Limited Partner             None

Wayne A. Stork        Chairman                    Chairman

Bruce D. Barton       President and Chief
                      Executive Officer           None

David K. Downes       Executive Vice President,   Executive Vice President,
                      Chief Operating Officer     Chief Operating Officer
                      and Chief Financial         and Chief Financial
                      Officer                     Officer

George M.
Chamberlain, Jr.      Senior Vice President/      Senior Vice President/
                      Secretary/General Counsel   Secretary/General
                                                  Counsel

Richard J.
Flannery              Senior Vice President/      Senior Vice President/
                      Corporate and               Corporate and
                      International Affairs       International Affairs

Joseph H. Hastings    Senior Vice President/      Senior Vice President/
                      Corporate Controller        Corporate Controller
                      & Treasurer

Terrence P.
Cunningham            Senior Vice President/      None
                      Financial Institutions

Thomas E. Sawyer      Senior Vice President/      None
                      National Sales Director

Mac McAuliffe         Senior Vice President/      None
                      Sales Manager, Western
                      Division

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.


Name and Principal    Positions and Offices       Positions and Offices
Business Address *    with Underwriter            with Registrant

J. Chris Meyer        Senior Vice President/      None
                      Director Product
                      Management

William M. Kimbrough  Senior Vice President/
                      Wholesaler                  None

Daniel J. Brooks      Senior Vice President/
                      Wholesaler                  None

Bradley L. Kolstoe    Senior Vice President/
                      Western Division Sales
                      Manager                     None

Henry W. Orvin        Senior Vice President/
                      Eastern Division Sales
                      Manager                     None

Michael P. Bishof     Senior Vice President       Senior Vice
                      and Treasurer/Manager,      President/Treasurer
                      Investment Accounting

Eric E. Miller        Vice President/Assistant    Vice President/Assistant
                      Secretary/ Deputy           Secretary/Deputy
                      General Counsel             General Counsel


Richelle S. Maestro   Vice President/             Vice President/
                      Assistant Secretary         Assistant Secretary

Lisa O. Brinkley      Vice President/Compliance   Vice President/
                                                  Compliance

Daniel H. Carlson     Vice President/Strategic
                      Marketing                   None

Diane M. Anderson     Vice President/Plan
                      Record Keeping
                      and Administration          None

Anthony J. Scalia     Vice President/Defined
                      Contribution Sales,
                      SW Territory                None

Courtney S. West      Vice President/Defined
                      Contribution Sales,
                      NE Territory                None

Denise F.
Guerriere             Vice President/
                      Client Services             None

Gordon E. Searles     Vice President/
                      Client Services             None

Lori M. Burgess       Vice President/
                      Client Services             None

Julia R. Vander Els   Vice President/
                      Participant Services        None

Jerome J. Alrutz      Vice President/
                      Retail Sales                None

* Business address of each is 1818 Market Street, Philadelphia,
  PA 19103.


Name and Principal    Positions and Offices       Positions and Offices
Business Address *    with Underwriter            with Registrant

Scott Metzger         Vice President/             Vice President/
                      Business Development        Business Development

Stephen C. Hall       Vice President/
                      Institutional Sales         None

Gregory J. McMillan   Vice President/
                      National Accounts           None

Holly W. Reimel       Vice President/
                      Manager, National
                      Accounts                    None

Christopher H.
Price                 Vice President/Manager,
                      Insurance                   None

Stephen J.
DeAngelis             Vice President/Product
                      Development                 None

Andrew W. Whitaker    Vice President/
                      Financial Institutions      None

Jesse Emery           Vice President/
                      Marketing
                      Communications              None

Darryl S. Grayson     Vice President,
                      Broker/Dealer
                      Internal Sales              None

Dinah J. Huntoon      Vice President/
                      Product Manager Equity      None

Soohee Lee            Vice President/Fixed
                      Income Product Management   None


Michael J. Woods      Vice President/UIT Product
                      Management                  None

Ellen M. Krott        Vice President/Marketing    None

Dale L. Kurtz         Vice President/Marketing
                      Support                     None

David P. Anderson     Vice President/Wholesaler   None

Lee D. Beck           Vice President/Wholesaler   None

Gabriella Bercze      Vice President/Wholesaler   None

Terrence L. Bussard   Vice President/Wholesaler   None

* Business address of each is 1818 Market Street, Philadelphia,
  PA 19103.

Name and Principal    Positions and Offices       Positions and Offices
Business Address *    with Underwriter            with Registrant

William S. Carroll    Vice President/Wholesaler   None

William L. Castetter  Vice President/Wholesaler   None

Thomas J. Chadie      Vice President/Wholesaler   None

Thomas C. Gallagher   Vice President/Wholesaler   None

Douglas R. Glennon    Vice President/Wholesaler   None

Ronald A. Haimowitz   Vice President/Wholesaler   None

Christopher L.
Johnston              Vice President/Wholesaler   None

Michael P. Jordan     Vice President/Wholesaler   None

Jeffrey A. Keinert    Vice President/Wholesaler   None

Thomas P. Kennett     Vice President/ Wholesaler  None

Debbie A. Marler      Vice President/Wholesaler   None

Nathan W. Medin       Vice President/Wholesaler   None

Roger J. Miller       Vice President/Wholesaler   None

Patrick L. Murphy     Vice President/Wholesaler   None

Stephen C. Nell       Vice President/Wholesaler   None

Julia A. Nye          Vice President/Wholesaler   None

Joseph T. Owczarek    Vice President/Wholesaler   None

Mary Ellen
Pernice-Fadden        Vice President/Wholesaler   None

Mark A. Pletts        Vice President/Wholesaler   None

Philip G. Rickards    Vice President/Wholesaler   None

Laura E. Roman        Vice President/Wholesaler   None

Linda Schulz          Vice President/Wholesaler   None

* Business address of each is 1818 Market Street, Philadelphia,
  PA 19103.


Name and Principal    Positions and Offices       Positions and Offices
Business Address *    with Underwriter            with Registrant

Edward B. Sheridan    Vice President/Wholesaler   None

Robert E. Stansbury   Vice President/Wholesaler   None

Julia A. Stanton      Vice President/Wholesaler   None

Larry D. Stone        Vice President/Wholesaler   None

Edward J. Wagner      Vice President/Wholesaler   None

Wayne W. Wagner       Vice President/Wholesaler   None

John A. Wells         Vice President/Marketing
                      Technology                  None

Scott Whitehouse      Vice President/Wholesaler   None

(c) Inapplicable.

* Business address of each is 1818 Market Street, Philadelphia,
  PA 19103.


PART C - Other Information
(Continued)

Item 30.              Location of Accounts and Records.

All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103 or 90 South Seventh Street, Suite 4400, Minneapolis,
Minnesota 55402.

Item 31.              Management Services.        None.

Item 32.              Undertakings.

(a) Not Applicable.

(b) Not Applicable.

(c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

(d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.


SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 24th day of June, 1998.

                            VOYAGEUR MUTUAL FUNDS III, INC.

                            By  /s/WAYNE A. STORK
                            Wayne A. Stork
                            Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


          Signature                              Title             Date
-------------------------------------   ---------------------     -------

/S/ WAYNE A. STORK                      Chairman and
-------------------------------------   Director              June 24, 1998
Wayne A. Stork
                                        Executive Vice
                                        President/Chief
                                        Operating Officer/
                                        Chief Financial
                                        Officer

/S/ DAVID K. DOWNES                     (Principal Financial
-------------------------------------   Officer and Principal
David K. Downes                         Accounting Officer)   June 24, 1998

/S/WALTER P. BABICH                   * Director              June 24, 1998
-------------------------------------
Walter P. Babich

/S/ANTHONY D. KNERR                   * Director              June 24, 1998
-------------------------------------
Anthony D. Knerr

/S/ANN R. LEVEN                       * Director              June 24, 1998
-------------------------------------
Ann R. Leven

/S/W. THACHER LONGSTRETH              * Director              June 24, 1998
-------------------------------------
W. Thacher Longstreth

/S/THOMAS F. MADISON                  * Director              June 24, 1998
-------------------------------------
Thomas F. Madison

/S/JEFFREY J. NICK                    * Director              June 24, 1998
-------------------------------------
Jeffrey J. Nick

/S/CHARLES E. PECK                    * Director              June 24, 1998
-------------------------------------
Charles E. Peck

                                 *By /S/WAYNE A. STORK
                                    Wayne A. Stork
                                as Attorney-in-Fact for
                             each of the persons indicated




                         SECURITIES AND EXCHANGE COMMISSION
                                Washington, DC  20549


                                        Exhibits

                                           to

                                        Form N-1A

                 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



INDEX TO EXHIBITS

Exhibit No.            Exhibit
------------------------------
EX-99.B1G              Certificate of Designation (June 30, 1997)

EX-99.B7               Amended and Restated Profit Sharing Plan
(Module Name
PROF_SHARE_PLAN)

EX-99.B7B              Amendment to Profit Sharing Plan
(Module Name
AMEND_PROF_SHAR)

EX-99.B8BI             Letter of Notice (June 26, 1997) to add
                       Tax-Efficient Equity Fund to Custodian Agreement between the Chase Manhattan Bank and the Registrant

EX-99.B9BI             Executed Amendment No. 8 (December 18, 1997) to
                       Delaware Group of Funds Fund Accounting Agreement

EX-99.B9BII            Executed Amendment No. 9 (March 31, 1998) to
                       Delaware Group of Funds Fund Accounting Agreement

EX-99.B10              Opinion of Counsel

EX-99.B11              Consent of Auditors

EX-27                  Financial Data Schedules

EX-99.B19              Directors' Power of Attorney